UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

           Investment Company Act file number      811-22019
                                               ---------------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                      ----------------

Date of fiscal year end:        July 31
                                ------------------
Date of reporting period:       October 31, 2011
                                ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AUTO COMPONENTS -- 7.5%
   122,347  Autoliv, Inc.                      $  7,067,986
    37,636  BorgWarner, Inc. (b)                  2,878,778
   308,962  Federal-Mogul Corp. (b)               5,209,099
    47,424  Gentex Corp.                          1,428,411
    43,230  Johnson Controls, Inc.                1,423,564
    79,633  Lear Corp.                            3,735,584
   181,314  TRW Automotive Holdings Corp. (b)     7,633,320
   138,010  Visteon Corp. (b)                     7,676,116
                                               ------------
                                                 37,052,858
                                               ------------

            AUTOMOBILES -- 2.9%
   294,081  General Motors Co. (b)                7,601,994
    33,217  Harley-Davidson, Inc.                 1,292,141
    93,398  Tesla Motors, Inc. (b)                2,743,099
   102,861  Thor Industries, Inc.                 2,719,645
                                               ------------
                                                 14,356,879
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
               -- 0.3%
    94,119  KAR Auction Services, Inc. (b)        1,294,136
                                               ------------

            DISTRIBUTORS -- 2.5%
    89,662  Genuine Parts Co.                     5,149,289
   245,615  LKQ Corp. (b)                         7,167,046
                                               ------------
                                                 12,316,335
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
               -- 4.2%
    28,719  Apollo Group, Inc., Class A (b)       1,359,845
   454,686  Career Education Corp. (b)            7,334,085
   123,300  DeVry, Inc.                           4,645,944
   307,081  Education Management Corp. (b)        6,098,629
    19,550  Weight Watchers International, Inc.   1,458,821
                                               ------------
                                                 20,897,324
                                               ------------

            FOOD & STAPLES RETAILING -- 2.0%
    72,281  Costco Wholesale Corp.                6,017,393
    65,820  Wal-Mart Stores, Inc. (b)             3,733,311
                                               ------------
                                                  9,750,704
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
               -- 10.6%
    42,259  Bally Technologies, Inc. (b)          1,532,734
    54,418  Brinker International, Inc.           1,246,172
   112,807  Carnival Corp.                        3,971,935
    15,085  Chipotle Mexican Grill, Inc. (b)      5,070,370
    26,652  Darden Restaurants, Inc.              1,276,098
    89,119  Las Vegas Sands Corp. (b)             4,184,137
    38,946  McDonald's Corp.                      3,616,136
   638,764  MGM Resorts International (b)         7,358,561
    10,959  Panera Bread Co., Class A (b)         1,465,109
   210,552  Royal Caribbean Cruises Ltd.          6,257,605
    91,706  Starbucks Corp.                       3,882,832


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
   259,055  WMS Industries, Inc. (b)           $  5,675,895
    39,967  Wyndham Worldwide Corp.               1,345,689
    29,659  Wynn Resorts Ltd.                     3,938,715
    23,019  Yum! Brands, Inc.                     1,233,128
                                               ------------
                                                 52,055,116
                                               ------------

            HOUSEHOLD DURABLES -- 4.7%
    71,758  Garmin Ltd.                           2,467,758
    79,789  Harman International Industries,
               Inc.                               3,443,693
    40,348  Jarden Corp.                          1,292,346
    79,619  Mohawk Industries, Inc. (b)           4,191,940
    96,022  Newell Rubbermaid, Inc.               1,421,126
    65,034  Tempur-Pedic International, Inc.
               (b)                                4,426,214
    42,393  Tupperware Brands Corp.               2,396,900
    68,497  Whirlpool Corp.                       3,480,333
                                               ------------
                                                 23,120,310
                                               ------------

            INTERNET & CATALOG RETAIL -- 3.0%
    27,480  Amazon.com, Inc. (b)                  5,867,255
    88,502  Expedia, Inc.                         2,324,062
   154,265  Liberty Interactive Corp., Class
               A (b)                              2,534,574
     7,607  priceline.com, Inc. (b)               3,862,226
                                               ------------
                                                 14,588,117
                                               ------------

            INTERNET SOFTWARE & SERVICES
               -- 0.5%
    77,234  eBay, Inc. (b)                        2,458,358
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS
               -- 2.3%
   131,983  Mattel, Inc.                          3,727,200
   118,701  Polaris Industries, Inc.              7,518,521
                                               ------------
                                                 11,245,721
                                               ------------

            MACHINERY -- 0.9%
    25,670  Snap-on, Inc.                         1,377,709
    46,351  Stanley Black & Decker, Inc.          2,959,511
                                               ------------
                                                  4,337,220
                                               ------------

            MEDIA -- 12.6%
   111,821  CBS Corp., Class B                    2,886,100
    72,940  Charter Communications, Inc.,
               Class A (b)                        3,350,864
   163,586  Comcast Corp., Class A                3,836,092
    53,901  DIRECTV, Class A (b)                  2,450,339
   181,851  DISH Network Corp., Class A (b)       4,395,339
   250,717  DreamWorks Animation SKG, Inc.,
               Class A (b)                        4,650,800
   622,656  Gannett Co., Inc.                     7,278,849
    25,661  John Wiley & Sons, Inc., Class A      1,220,437
    94,422  Liberty Global, Inc., Class A (b)     3,793,876


Page 1          See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
    89,795  Liberty Media Corp. - Liberty
               Capital, Class A (b)            $  6,898,052
    16,245  Liberty Media Corp. - Liberty
               Starz, Class A (b)                 1,109,534
    83,351  McGraw-Hill (The) Cos., Inc.          3,542,418
    73,677  News Corp., Class A                   1,290,821
    97,060  Regal Entertainment Group, Class A    1,401,546
   754,512  Sirius XM Radio, Inc. (b)             1,350,576
    18,159  Time Warner Cable, Inc.               1,156,547
    76,060  Time Warner, Inc.                     2,661,339
    46,758  Virgin Media, Inc.                    1,139,960
    75,582  Walt Disney (The) Co.                 2,636,300
    13,908  Washington Post (The) Co., Class B    4,730,945
                                               ------------
                                                 61,780,734
                                               ------------

            MULTILINE RETAIL -- 9.5%
    98,117  Big Lots, Inc. (b)                    3,698,030
    78,595  Dillard's, Inc., Class A              4,050,000
   157,136  Dollar General Corp. (b)              6,232,014
    79,007  Dollar Tree, Inc. (b)                 6,317,400
    89,580  Family Dollar Stores, Inc.            5,252,075
    85,114  J. C. Penney Co., Inc.                2,730,457
    46,351  Kohl's Corp.                          2,457,066
   173,176  Macy's, Inc.                          5,287,063
    99,810  Nordstrom, Inc.                       5,059,369
    19,849  Sears Holdings Corp. (b)              1,551,795
    69,653  Target Corp.                          3,813,502
                                               ------------
                                                 46,448,771
                                               ------------

            PERSONAL PRODUCTS -- 0.5%
    25,883  Estee Lauder (The) Cos., Inc.,
               Class A                            2,548,182
                                               ------------

            SPECIALTY RETAIL -- 28.3%
   180,470  Aaron's, Inc.                         4,829,377
    96,451  Abercrombie & Fitch Co., Class A      7,175,954
    58,873  Advance Auto Parts, Inc.              3,830,866
   291,672  American Eagle Outfitters, Inc.       3,829,653
   180,994  AutoNation, Inc. (b)                  7,047,906
    18,585  AutoZone, Inc. (b)                    6,013,920
    79,515  Bed Bath & Beyond, Inc. (b)           4,917,208
   195,603  Best Buy Co., Inc.                    5,130,667
    47,733  CarMax, Inc. (b)                      1,434,854
   199,378  Chico's FAS, Inc.                     2,464,312
   102,194  Dick's Sporting Goods, Inc. (b)       3,994,763
   128,503  DSW, Inc., Class A                    6,725,847
   113,393  Foot Locker, Inc.                     2,478,771
   256,919  GameStop Corp., Class A (b)           6,569,419
   280,672  Gap (The), Inc.                       5,304,701
    69,362  Home Depot (The), Inc.                2,483,160
    30,116  J. Crew Group, Inc. (b) (c)                   -
   154,120  Limited Brands, Inc.                  6,582,465


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            SPECIALTY RETAIL (CONTINUED)
   117,872  Lowe's Cos., Inc.                  $  2,477,669
    68,430  O'Reilly Automotive, Inc. (b)         5,204,102
   106,803  PetSmart, Inc.                        5,014,401
   392,204  RadioShack Corp.                      4,671,150
    57,950  Ross Stores, Inc.                     5,083,953
   357,473  Sally Beauty Holdings, Inc. (b)       6,859,907
    67,455  Signet Jewelers Ltd. (b)              2,907,985
   257,004  Staples, Inc.                         3,844,780
    37,497  Tiffany & Co.                         2,989,636
    82,201  TJX (The) Cos., Inc.                  4,844,105
    94,837  Tractor Supply Co.                    6,727,737
    95,322  Ulta Salon Cosmetics & Fragrance,
               Inc. (b)                           6,414,217
    37,031  Williams-Sonoma, Inc.                 1,390,144
                                               ------------
                                                139,243,629
                                               ------------
            TEXTILES, APPAREL & LUXURY GOODS
               -- 7.7%
    43,926  Coach, Inc.                           2,858,265
    63,664  Deckers Outdoor Corp. (b)             7,336,639
    28,105  Fossil, Inc. (b)                      2,913,364
   136,654  Hanesbrands, Inc. (b)                 3,603,566
    39,975  NIKE, Inc., Class B                   3,851,591
    78,209  PVH Corp.                             5,819,532
    35,157  Ralph Lauren Corp.                    5,582,580
    68,607  Under Armour, Inc., Class A (b)       5,791,117
                                               ------------
                                                 37,756,654
                                               ------------
                                                491,251,048
            TOTAL COMMON STOCKS -- 100.0%
             (Cost $481,406,295)

            MONEY MARKET FUND -- 0.1%
   600,920  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                              600,920
             (Cost $600,920)                   ------------


            TOTAL INVESTMENTS -- 100.1%         491,851,968
             (Cost $482,007,215) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (486,878)
                                               ------------
            NET ASSETS -- 100.0%               $491,365,090
                                               ============


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.

(d)   Represents annualized 7-day yield at October 31, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,495,404 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,650,651.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $491,251,048      $ --          $ --
Money Market Fund           600,920        --            --
                      ------------------------------------------
Total Investments      $491,851,968      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 3          See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            BEVERAGES -- 19.7%
    24,506  Brown-Forman Corp., Class B        $  1,831,333
   101,767  Coca-Cola (The) Co.                   6,952,721
   381,963  Constellation Brands, Inc., Class
               A (b)                              7,723,292
    88,646  Dr. Pepper Snapple Group, Inc.        3,319,793
    98,455  Hansen Natural Corp. (b)              8,771,356
   130,182  Molson Coors Brewing Co., Class B     5,511,906
    55,536  PepsiCo, Inc.                         3,495,991
                                               ------------
                                                 37,606,392
                                               ------------

            FOOD & STAPLES RETAILING -- 14.8%
    51,186  CVS Caremark Corp.                    1,858,052
   313,084  Kroger (The) Co.                      7,257,287
   310,072  Safeway, Inc.                         6,006,095
    66,364  Sysco Corp.                           1,839,610
    52,260  Walgreen Co.                          1,735,032
   131,591  Whole Foods Market, Inc.              9,490,343
                                               ------------
                                                 28,186,419
                                               ------------

            FOOD PRODUCTS -- 50.2%
   277,119  Archer-Daniels-Midland Co.            8,019,824
   117,951  Bunge Ltd.                            7,285,833
   283,871  ConAgra Foods, Inc.                   7,190,452
   131,410  Corn Products International, Inc.     6,373,385
   264,979  Flowers Foods, Inc.                   5,349,926
    89,359  General Mills, Inc.                   3,443,002
    92,470  Green Mountain Coffee Roasters,
               Inc. (b)                           6,012,399
    68,100  H. J. Heinz Co.                       3,639,264
    87,045  Hershey (The) Co.                     4,981,585
   318,068  Hormel Foods Corp.                    9,373,464
    32,331  Kellogg Co.                           1,752,664
    37,236  McCormick & Co., Inc.                 1,808,180
    99,888  Mead Johnson Nutrition Co.            7,176,953
   210,255  Sara Lee Corp.                        3,742,539
   440,711  Smithfield Foods, Inc. (b)           10,074,654
   495,056  Tyson Foods, Inc., Class A            9,554,581
                                               ------------
                                                 95,778,705
                                               ------------

            HOUSEHOLD PRODUCTS -- 8.1%
   116,663  Church & Dwight Co., Inc.             5,154,171
    38,765  Colgate-Palmolive Co.                 3,503,193
    72,617  Kimberly-Clark Corp.                  5,062,131
    27,205  Procter & Gamble (The) Co.            1,740,848
                                               ------------
                                                 15,460,343
                                               ------------

            PERSONAL PRODUCTS -- 5.2%
   160,339  Herbalife Ltd.                        9,998,740
                                               ------------

            TOBACCO -- 1.8%
    91,720  Reynolds American, Inc.               3,547,730
                                               ------------
            TOTAL COMMON STOCKS -- 99.8%        190,578,329
             (Cost $194,542,106)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.2%
   319,106  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                         $    319,106
             (Cost $319,106)                   ------------

            TOTAL INVESTMENTS -- 100.0%         190,897,435
             (Cost $194,861,212) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (23,366)
                                               ------------
            NET ASSETS -- 100.0%               $190,874,069
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,928,431 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,892,208.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $190,578,329      $ --          $ --
Money Market Fund           319,106        --            --
                      ------------------------------------------
Total Investments      $190,897,435      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            ENERGY EQUIPMENT & SERVICES -- 29.7%
    58,543  Atwood Oceanics, Inc. (b)          $  2,502,128
    21,789  Baker Hughes, Inc.                    1,263,544
    12,106  Cameron International Corp. (b)         594,889
     4,905  CARBO Ceramics, Inc.                    666,344
     5,598  Core Laboratories N.V.                  606,040
    36,747  Diamond Offshore Drilling, Inc.       2,408,398
    13,374  FMC Technologies, Inc. (b)              599,423
    49,546  Helmerich & Payne, Inc.               2,634,856
   164,072  Nabors Industries Ltd. (b)            3,007,440
    19,637  National Oilwell Varco, Inc.          1,400,707
    28,459  Oceaneering International, Inc.       1,190,440
    29,628  Oil States International, Inc. (b)    2,062,405
   159,507  Patterson-UTI Energy, Inc.            3,241,182
    33,315  Rowan Cos., Inc. (b)                  1,149,034
    30,814  RPC, Inc.                               572,216
    25,078  SEACOR Holdings, Inc.                 2,135,392
    19,164  Superior Energy Services, Inc. (b)      538,892
    74,915  Unit Corp. (b)                        3,675,330
                                               ------------
                                                 30,248,660
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               68.5%
    56,855  Alpha Natural Resources, Inc. (b)     1,366,794
    15,948  Anadarko Petroleum Corp.              1,251,918
    34,470  Apache Corp.                          3,434,246
   103,474  Arch Coal, Inc.                       1,885,296
    71,919  Atlas Energy, Inc. (b) (c)                7,192
    39,817  Brigham Exploration Co. (b)           1,449,936
    16,246  Cabot Oil & Gas Corp.                 1,262,639
    39,364  Chesapeake Energy Corp.               1,106,916
    21,742  Chevron Corp.                         2,283,997
    36,114  Cimarex Energy Co.                    2,311,296
     7,069  Concho Resources, Inc. (b)              669,576
    31,767  ConocoPhillips                        2,212,572
   131,187  Denbury Resources, Inc. (b)           2,059,636
    27,212  Devon Energy Corp.                    1,767,419
    28,769  El Paso Corp.                           719,513
    28,273  EQT Corp.                             1,795,335
    93,822  EXCO Resources, Inc.                  1,183,095
    27,696  Exxon Mobil Corp.                     2,162,781
   104,767  Forest Oil Corp. (b)                  1,221,583
    52,723  Hess Corp.                            3,298,351
   105,486  HollyFrontier Corp.                   3,237,365
   128,167  Marathon Oil Corp.                    3,336,187
   102,212  Marathon Petroleum Corp. (b)          3,669,411
    62,633  Murphy Oil Corp.                      3,467,989
    38,011  Newfield Exploration Co. (b)          1,530,323
     7,103  Noble Energy, Inc.                      634,582
    28,134  Occidental Petroleum Corp.            2,614,774
     7,647  Pioneer Natural Resources Co.           641,583
    66,431  Plains Exploration & Production
               Co. (b)                            2,092,576


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    55,732  QEP Resources, Inc.                $  1,981,273
   364,888  Quicksilver Resources, Inc. (b)       2,809,638
    25,807  Range Resources Corp.                 1,776,554
    16,583  SM Energy Co.                         1,374,896
    20,501  Spectra Energy Corp.                    586,944
   142,057  Tesoro Corp. (b)                      3,684,959
   113,135  Valero Energy Corp.                   2,783,121
                                               ------------
                                                 69,672,266
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.8%
   186,483  SunPower Corp., Class A (b)           1,868,559
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       101,789,485
             (Cost $112,947,965)

            MONEY MARKET FUND -- 0.1%
    64,737  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               64,737
             (Cost $64,737)                    ------------
            TOTAL INVESTMENTS -- 100.1%         101,854,222
             (Cost $113,012,702) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (54,581)
                                               ------------
            NET ASSETS -- 100.0%               $101,799,641
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.

(d)   Represents annualized 7-day yield at October 31, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,431,982 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,590,462.


Page 5          See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                      TOTAL
                     VALUE AT
                     10/31/11      LEVEL 1      LEVEL 2  LEVEL 3
                   ----------------------------------------------
COMMON STOCKS:
Energy Equipment &
  Services         $ 30,248,660  $ 30,248,660   $     -  $     -
Oil, Gas &
  Consumable Fuels   69,672,266    69,665,074     7,192        -
Semiconductors &                                               -
  Semiconductor
  Equipment           1,868,559     1,868,559         -
                   ----------------------------------------------
Total Common                                                   -
Stocks              101,789,485   101,782,293     7,192
Money Market Fund        64,737        64,737         -        -
                   ----------------------------------------------
Total Investments  $101,854,222  $101,847,030   $  7,192 $     -
                   ==============================================


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            CAPITAL MARKETS -- 13.4%
     4,292  Affiliated Managers Group, Inc.
               (b)                             $    397,482
   122,702  American Capital Ltd. (b)               953,395
    12,758  Ameriprise Financial, Inc.              595,543
    60,772  Ares Capital Corp.                      940,143
    36,009  Bank of New York Mellon (The)
               Corp.                                766,271
     2,264  BlackRock, Inc.                         357,237
    18,374  E*TRADE Financial Corp. (b)             199,358
    28,643  Federated Investors, Inc., Class B      559,684
     1,752  Franklin Resources, Inc.                186,816
     8,850  Goldman Sachs Group (The), Inc.         969,517
    43,161  Invesco Ltd.                            866,241
   139,471  Janus Capital Group, Inc.               914,930
    40,458  Jefferies Group, Inc.                   536,473
    19,531  Legg Mason, Inc.                        537,102
    49,586  Morgan Stanley                          874,697
     4,782  Northern Trust Corp.                    193,528
    12,895  Raymond James Financial, Inc.           391,621
    20,818  State Street Corp.                      840,839
     3,501  T. Rowe Price Group, Inc.               184,993
     6,690  Waddell & Reed Financial, Inc.,
               Class A                              185,514
                                               ------------
                                                 11,451,384
                                               ------------

            COMMERCIAL BANKS -- 16.1%
    35,991  Associated Banc-Corp.                   401,300
     4,598  Bank of Hawaii Corp.                    194,174
    15,695  BB&T Corp.                              366,321
     3,570  BOK Financial Corp.                     186,425
    27,258  CapitalSource, Inc.                     173,361
    22,042  CIT Group, Inc. (b)                     768,164
     8,863  City National Corp.                     375,968
    14,573  Comerica, Inc.                          372,340
     4,818  Commerce Bancshares, Inc.               186,938
     3,652  Cullen/Frost Bankers, Inc.              179,094
    33,674  East West Bancorp, Inc.                 655,633
    49,709  Fifth Third Bancorp                     597,005
     4,661  First Citizens BancShares, Inc.,
               Class A                              759,976
    56,163  First Horizon National Corp.            392,579
    14,453  First Republic Bank (b)                 400,348
    43,756  Fulton Financial Corp.                  413,057
   139,471  Huntington Bancshares, Inc.             722,460
   141,112  KeyCorp                                 996,251
     7,182  M&T Bank Corp.                          546,622
    13,895  PNC Financial Services Group, Inc.      746,300
   557,872  Popular, Inc. (b)                     1,037,642
   150,777  Regions Financial Corp.                 592,554
     9,325  SunTrust Banks, Inc.                    183,982
    73,084  TCF Financial Corp.                     777,614
     7,112  U.S. Bancorp                            181,996
    15,801  Valley National Bancorp                 189,612
    20,818  Wells Fargo & Co.                       539,394


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMERCIAL BANKS (CONTINUED)
    47,582  Zions Bancorporation               $    826,024
                                               ------------
                                                 13,763,134
                                               ------------

            CONSUMER FINANCE -- 3.0%
    14,907  American Express Co.                    754,592
    21,116  Capital One Financial Corp.             964,157
    36,478  Discover Financial Services             859,422
                                               ------------
                                                  2,578,171
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               9.1%
    27,359  CBOE Holdings, Inc.                     714,891
    32,661  Citigroup, Inc.                       1,031,761
     2,038  CME Group, Inc.                         561,591
     5,659  IntercontinentalExchange, Inc. (b)      734,991
    27,782  JPMorgan Chase & Co.                    965,702
    36,895  Leucadia National Corp.                 989,893
    21,987  Moody's Corp.                           780,319
    11,035  MSCI, Inc., Class A (b)                 368,459
    28,930  NASDAQ OMX Group (The), Inc. (b)        724,696
    36,006  NYSE Euronext                           956,679
                                               ------------
                                                  7,828,982
                                               ------------

            INSURANCE -- 31.5%
    11,045  ACE Ltd.                                796,897
     9,578  Aflac, Inc.                             431,872
     1,160  Alleghany Corp. (b)                     368,091
    15,582  Allied World Assurance Holdings
               Co. Ltd.                             905,314
     7,064  Allstate (The) Corp.                    186,066
    26,931  American Financial Group, Inc.          964,938
    38,124  American International Group, Inc.
               (b)                                  941,282
     7,252  American National Insurance Co.         518,228
     3,986  Aon Corp.                               185,827
    15,366  Arch Capital Group Ltd. (b)             552,715
     7,265  Aspen Insurance Holdings Ltd.           192,450
     9,350  Assurant, Inc.                          360,349
    15,229  Assured Guaranty Ltd.                   194,017
    12,905  Axis Capital Holdings Ltd.              404,572
     7,066  Berkshire Hathaway, Inc., Class B
               (b)                                  550,159
    18,805  Brown & Brown, Inc.                     415,214
    11,158  Chubb (The) Corp.                       748,144
     6,358  Cincinnati Financial Corp.              184,001
    22,347  CNA Financial Corp.                     594,430
    24,501  Endurance Specialty Holdings Ltd.       911,437
    11,757  Erie Indemnity Co., Class A             928,215
     4,217  Everest Re Group, Ltd.                  379,193
    44,103  Fidelity National Financial, Inc.,
               Class A                              680,950
     9,431  Hanover Insurance Group, Inc.           359,887


Page 7          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    51,847  Hartford Financial Services Group
               (The), Inc.                     $    998,055
    24,746  HCC Insurance Holdings, Inc.            658,491
    27,939  Kemper Corp.                            751,280
    53,537  Lincoln National Corp.                1,019,880
     9,690  Loews Corp.                             384,693
       471  Markel Corp. (b)                        182,041
     6,304  Marsh & McLennan Cos., Inc.             193,028
    17,454  Mercury General Corp.                   755,758
    11,948  MetLife, Inc.                           420,092
    29,532  Principal Financial Group, Inc.         761,335
    28,271  Progressive (The) Corp.                 537,432
    53,537  Protective Life Corp.                   995,788
    10,716  Prudential Financial, Inc.              580,807
    18,210  Reinsurance Group of America, Inc.      951,108
    30,351  StanCorp Financial Group, Inc.        1,030,113
    19,204  Torchmark Corp.                         786,020
     3,450  Transatlantic Holdings, Inc.            179,538
    13,736  Travelers (The) Cos., Inc.              801,496
    31,942  Unum Group                              761,497
    26,865  Validus Holdings Ltd.                   735,026
    16,910  W. R. Berkley Corp.                     588,637
     8,905  XL Group PLC                            193,595
                                               ------------
                                                 27,019,958
                                               ------------

            IT SERVICES -- 7.0%
     9,030  Alliance Data Systems Corp. (b)         925,033
    16,621  Broadridge Financial Solutions,
               Inc.                                 369,817
    78,428  CoreLogic, Inc. (b)                     954,469
    20,643  Fidelity National Information
               Services, Inc.                       540,434
     6,596  Fiserv, Inc. (b)                        388,306
     8,289  Global Payments, Inc.                   380,631
     2,641  MasterCard, Inc., Class A               917,061
    29,658  Total System Services, Inc.             589,898
     9,761  Visa, Inc., Class A                     910,311
                                               ------------
                                                  5,975,960
                                               ------------

            MEDIA -- 1.9%
    14,828  Morningstar, Inc.                       874,407
    24,755  Thomson Reuters Corp.                   734,481
                                               ------------
                                                  1,608,888
                                               ------------

            PROFESSIONAL SERVICES -- 0.4%
    10,888  Equifax, Inc.                           382,713
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               14.2%
     2,724  Alexandria Real Estate Equities,
               Inc.                                 180,029
    18,529  American Capital Agency Corp.           509,733
    40,253  Annaly Capital Management, Inc.         678,263
    15,131  Apartment Investment & Management
               Co., Class A                         373,282


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     3,755  Boston Properties, Inc.            $    371,707
     9,086  Camden Property Trust                   550,975
   302,097  Chimera Investment Corp.                909,312
    17,646  CommonWealth REIT                       341,450
     9,102  Digital Realty Trust, Inc.              567,328
     9,682  Equity Residential                      568,140
     4,185  Essex Property Trust, Inc.              597,451
     4,063  Federal Realty Investment Trust         360,632
     3,928  Macerich (The) Co.                      195,457
    10,351  Piedmont Office Realty Trust,
               Inc., Class A                        175,760
     4,824  Plum Creek Timber Co., Inc.             181,672
     4,508  Public Storage                          581,757
    13,650  Rayonier, Inc.                          569,615
     7,772  Senior Housing Properties Trust         174,404
     6,090  Simon Property Group, Inc.              782,200
    14,388  SL Green Realty Corp.                   992,628
    30,236  UDR, Inc.                               753,783
    10,161  Ventas, Inc.                            565,053
     2,246  Vornado Realty Trust                    185,991
    53,812  Weyerhaeuser Co.                        967,540
                                               ------------
                                                 12,134,162
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 1.2%
    31,398  Forest City Enterprises, Inc.,
               Class A (b)                          429,524
     9,693  Jones Lang LaSalle, Inc.                626,362
                                               ------------
                                                  1,055,886
                                               ------------

            SOFTWARE -- 0.7%
     5,643  FactSet Research Systems, Inc.          561,027
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 1.5%
    18,292  First Niagara Financial Group,
               Inc.                                 168,104
    42,194  New York Community Bancorp, Inc.        561,602
    29,360  People's United Financial, Inc.         374,340
    13,139  Washington Federal, Inc.                179,347
                                               ------------
                                                  1,283,393
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        85,643,658
             (Cost $94,037,285)


            MONEY MARKET FUND -- 0.1%
    78,953  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               78,953
             (Cost $78,953)                    ------------


Page 8          See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


            DESCRIPTION                              VALUE
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%        $ 85,722,611
             (Cost $94,116,238) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (56,677)
                                               ------------
            NET ASSETS -- 100.0%               $ 85,665,934
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,984,690 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,378,317.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*          $85,643,658      $ --          $ --
Money Market Fund            78,953        --            --
                      ------------------------------------------
Total Investments       $85,722,611      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 9          See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            BIOTECHNOLOGY -- 14.9%
   144,781  Alexion Pharmaceuticals, Inc.
               (b)                             $  9,774,165
   101,312  Amgen, Inc. (b)                       5,802,138
    59,686  Biogen Idec, Inc. (b)                 6,945,063
   290,957  BioMarin Pharmaceutical, Inc.
               (b)                                9,924,543
   119,833  Celgene Corp. (b)                     7,768,773
    47,856  Gilead Sciences, Inc. (b)             1,993,681
   197,941  Myriad Genetics, Inc. (b)             4,212,185
    67,487  Pharmasset, Inc. (b)                  4,751,085
   127,413  Regeneron Pharmaceuticals, Inc.
               (b)                                7,045,939
   166,549  Vertex Pharmaceuticals, Inc. (b)      6,593,675
                                               ------------
                                                 64,811,247
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 19.5%
    99,121  Baxter International, Inc.            5,449,673
    25,286  Becton, Dickinson & Co.               1,978,124
 1,255,202  Boston Scientific Corp. (b)           7,393,140
    21,137  C. R. Bard, Inc.                      1,816,725
    77,436  CareFusion Corp. (b)                  1,982,362
   117,206  Cooper (The) Cos., Inc.               8,122,376
    84,157  Covidien PLC                          3,958,745
    60,489  DENTSPLY International, Inc.          2,235,673
    25,980  Edwards Lifesciences Corp. (b)        1,959,412
    32,397  Gen-Probe, Inc. (b)                   1,947,060
   123,514  Hill-Rom Holdings, Inc.               4,158,716
    53,782  IDEXX Laboratories, Inc. (b)          3,871,766
    20,383  Intuitive Surgical, Inc. (b)          8,843,368
   112,526  Kinetic Concepts, Inc. (b)            7,695,653
   167,429  Medtronic, Inc.                       5,816,483
   128,879  ResMed, Inc. (b)                      3,647,276
    87,468  Sirona Dental Systems, Inc. (b)       4,189,717
   170,447  Thoratec Corp. (b)                    6,223,020
    69,333  Zimmer Holdings, Inc. (b)             3,648,996
                                               ------------
                                                 84,938,285
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 38.0%
   204,095  Aetna, Inc. (b)                       8,114,817
   237,748  AMERIGROUP Corp. (b)                 13,225,921
   248,814  AmerisourceBergen Corp.              10,151,611
   147,837  Brookdale Senior Living, Inc. (b)     2,451,137
   221,370  Cardinal Health, Inc.                 9,800,050
   160,726  Catalyst Health Solutions, Inc.
               (b)                                8,835,108
   132,605  CIGNA Corp.                           5,879,706
   557,272  Community Health Systems, Inc.
               (b)                                9,741,115
   321,813  Coventry Health Care, Inc. (b)       10,236,872
    49,978  Express Scripts, Inc. (b)             2,285,494
   119,603  Henry Schein, Inc. (b)                8,290,880
    76,486  Humana, Inc.                          6,492,897


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    46,945  Laboratory Corp. of America
               Holdings (b)                    $  3,936,338
   202,478  LifePoint Hospitals, Inc. (b)         7,827,799
   102,049  McKesson Corp.                        8,322,096
    79,086  Medco Health Solutions, Inc.
               (b)                                4,338,658
    88,805  MEDNAX, Inc. (b)                      5,843,369
   129,571  Patterson Cos., Inc.                  4,077,599
    37,577  Quest Diagnostics, Inc.               2,096,797
 2,245,285  Tenet Healthcare Corp. (b)           10,620,198
   120,595  UnitedHealth Group, Inc.              5,787,354
    54,503  Universal Health Services,
               Inc., Class B                      2,178,485
   348,221  VCA Antech, Inc. (b)                  7,075,851
   113,670  WellPoint, Inc.                       7,831,863
                                               ------------
                                                165,442,015
                                               ------------

            HEALTH CARE TECHNOLOGY -- 6.9%
   308,761  Allscripts Healthcare
               Solutions, Inc. (b)                5,912,773
   108,247  Cerner Corp. (b)                      6,866,107
   493,485  Emdeon, Inc., Class A (b)             9,361,411
   166,500  SXC Health Solutions Corp. (b)        7,795,530
                                               ------------
                                                 29,935,821
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               6.1%
    61,273  Bio-Rad Laboratories, Inc.,
               Class A (b)                        6,099,727
    96,532  Life Technologies Corp. (b)           3,925,957
   193,092  PerkinElmer, Inc.                     3,991,212
   216,801  Pharmaceutical Product
               Development, Inc.                  7,152,265
   134,112  QIAGEN N.V. (b)                       1,848,063
    27,249  Techne Corp.                          1,874,731
    36,619  Thermo Fisher Scientific, Inc.
               (b)                                1,840,837
                                               ------------
                                                 26,732,792
                                               ------------

            PHARMACEUTICALS -- 14.5%
   145,094  Abbott Laboratories                   7,816,214
    90,060  Allergan, Inc.                        7,575,847
   200,621  Eli Lilly & Co.                       7,455,076
   301,226  Forest Laboratories, Inc. (b)         9,428,374
   100,198  Hospira, Inc. (b)                     3,151,227
    58,259  Johnson & Johnson                     3,751,297
   109,128  Mylan, Inc. (b)                       2,135,635
    95,522  Perrigo Co.                           8,623,726
   209,855  Pfizer, Inc.                          4,041,807
   135,825  Watson Pharmaceuticals, Inc. (b)      9,122,007
                                               ------------
                                                 63,101,210
                                               ------------
              TOTAL COMMON STOCKS -- 99.9%      434,961,370
               (Cost $440,521,759)


Page 10         See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MONEY MARKET FUND -- 0.1%
   358,690  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                         $    358,690
             (Cost $358,690)                   ------------

            TOTAL INVESTMENTS -- 100.0%         435,320,060
             (Cost $440,880,449) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                   (190,154)
                                               ------------
            NET ASSETS -- 100.0%               $435,129,906
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,832,649 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,393,038.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------

Common Stocks*         $434,961,370      $ --           $ --
Money Market Fund           358,690        --             --
                      ------------------------------------------
Total Investments      $435,320,060      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 11         See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 15.4%
    15,287  Alliant Techsystems, Inc.          $    887,869
    20,134  BE Aerospace, Inc. (b)                  759,656
    11,719  General Dynamics Corp.                  752,242
     6,899  Goodrich Corp.                          846,024
    34,250  Huntington Ingalls Industries,
               Inc. (b)                           1,010,375
    13,447  L-3 Communications Holdings, Inc.       911,438
     6,556  Lockheed Martin Corp.                   497,600
    15,976  Northrop Grumman Corp.                  922,614
    20,389  Raytheon Co.                            900,990
    29,854  Spirit AeroSystems Holdings, Inc.,
               Class A (b)                          509,608
     8,163  TransDigm Group, Inc. (b)               766,669
     2,256  United Technologies Corp.               175,923
                                               ------------
                                                  8,941,008
                                               ------------

            AIR FREIGHT & LOGISTICS -- 3.2%
     9,737  C.H. Robinson Worldwide, Inc.           676,040
     3,914  Expeditors International of
               Washington, Inc.                     178,478
     9,850  FedEx Corp.                             806,026
     2,513  United Parcel Service, Inc., Class
               B                                    176,513
                                               ------------
                                                  1,837,057
                                               ------------

            AIRLINES -- 4.3%
    13,601  Copa Holdings SA, Class A               939,421
    21,164  Delta Air Lines, Inc. (b)               180,317
    82,917  Southwest Airlines Co.                  708,941
    34,399  United Continental Holdings, Inc.
               (b)                                  664,589
                                               ------------
                                                  2,493,268
                                               ------------

            CHEMICALS -- 1.5%
    23,823  Nalco Holding Co.                       898,365
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               7.3%
    26,581  Avery Dennison Corp.                    707,055
     5,640  Cintas Corp.                            168,580
     8,521  Copart, Inc. (b)                        371,090
    14,690  Corrections Corp. of America (b)        326,559
    10,449  Covanta Holding Corp.                   153,182
    15,066  Iron Mountain, Inc.                     465,991
    23,607  R.R. Donnelley & Sons Co.               384,794
     5,657  Republic Services, Inc.                 160,998
     5,899  Stericycle, Inc. (b)                    493,038
    24,640  Waste Connections, Inc.                 838,992
     4,875  Waste Management, Inc.                  160,534
                                               ------------
                                                  4,230,813
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.7%
    30,829  Lexmark International, Inc., Class
               A                                    977,279
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            CONSTRUCTION & ENGINEERING -- 5.4%
    47,153  AECOM Technology Corp. (b)         $    986,441
     5,538  Chicago Bridge & Iron Co. N.V.,
               ADR                                  202,580
    10,323  Jacobs Engineering Group, Inc. (b)      400,532
    20,152  KBR, Inc.                               562,442
    28,095  URS Corp. (b)                         1,002,992
                                               ------------
                                                  3,154,987
                                               ------------

            ELECTRICAL EQUIPMENT -- 6.5%
     4,814  AMETEK, Inc.                            190,249
     3,441  Cooper Industries PLC                   180,515
    28,550  General Cable Corp. (b)                 800,542
    52,492  GrafTech International Ltd. (b)         824,649
     6,728  Hubbell, Inc., Class B                  402,267
    10,493  Regal-Beloit Corp.                      557,493
     4,837  Roper Industries, Inc.                  392,281
     8,352  Thomas & Betts Corp. (b)                415,011
                                               ------------
                                                  3,763,007
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.8%
    28,248  Itron, Inc. (b)                       1,039,244
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 1.8%
    61,956  McDermott International, Inc. (b)       680,277
     7,926  Tidewater, Inc.                         390,197
                                               ------------
                                                  1,070,474
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 3.2%
     4,643  3M Co.                                  366,890
    10,455  Carlisle Cos., Inc.                     436,183
     3,784  Danaher Corp.                           182,956
    21,871  General Electric Co.                    365,464
    11,685  Tyco International Ltd.                 532,252
                                               ------------
                                                  1,883,745
                                               ------------

            IT SERVICES -- 2.5%
    12,655  Accenture PLC, Class A                  762,590
    10,093  Automatic Data Processing, Inc.         528,167
    11,030  Genpact Ltd. (b)                        178,135
                                               ------------
                                                  1,468,892
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.6%
     2,382  Mettler-Toledo International, Inc.
               (b)                                  365,875
                                               ------------

            MACHINERY -- 25.9%
    24,111  AGCO Corp. (b)                        1,056,785
     2,149  Caterpillar, Inc.                       202,995
    25,405  CNH Global N.V. (b)                     944,558
     9,340  Crane Co.                               411,987
     4,082  Cummins, Inc.                           405,873


Page 12         See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     2,458  Deere & Co.                        $    186,562
    12,165  Donaldson Co., Inc.                     779,168
    14,306  Dover Corp.                             794,412
    13,414  Eaton Corp.                             601,216
     9,015  Flowserve Corp.                         835,600
     7,493  Gardner Denver, Inc.                    579,434
    24,558  Harsco Corp.                            566,062
     5,094  IDEX Corp.                              180,582
    11,447  Illinois Tool Works, Inc.               556,668
    16,952  Ingersoll-Rand PLC                      527,716
     3,779  ITT Corp.                               172,322
    20,362  Kennametal, Inc.                        791,878
    16,415  Lincoln Electric Holdings, Inc.         597,506
    25,937  Navistar International Corp. (b)      1,091,170
    52,942  Oshkosh Corp. (b)                     1,104,370
    10,560  Parker Hannifin Corp.                   861,168
     4,959  Pentair, Inc.                           178,276
     7,357  SPX Corp.                               401,766
     3,222  Toro (The) Co.                          174,117
    22,241  Trinity Industries, Inc.                606,512
     6,304  Wabtec Corp.                            423,503
                                               ------------
                                                 15,032,206
                                               ------------

            MARINE -- 1.7%
    15,830  Kirby Corp. (b)                         974,178
                                               ------------

            OFFICE ELECTRONICS -- 1.7%
   119,556  Xerox Corp.                             977,968
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 0.3%
     7,020  Teekay Corp.                            180,835
                                               ------------

            PROFESSIONAL SERVICES -- 3.7%
     6,365  IHS, Inc., Class A (b)                  534,596
    13,940  Towers Watson & Co., Class A            915,858
    19,173  Verisk Analytics, Inc., Class A
               (b)                                  673,931
                                               ------------
                                                  2,124,385
                                               ------------

            ROAD & RAIL -- 6.0%
    15,068  Con-way, Inc.                           444,054
     9,228  J.B. Hunt Transport Services, Inc.      390,437
     9,531  Kansas City Southern (b)                602,073
    12,037  Landstar System, Inc.                   537,211
     5,463  Norfolk Southern Corp.                  404,207
    17,773  Ryder System, Inc.                      905,357
     1,943  Union Pacific Corp.                     193,465
                                               ------------
                                                  3,476,804
                                               ------------

            SOFTWARE -- 0.6%
    13,683  Synopsys, Inc. (b)                      366,841
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               4.8%
    15,365  GATX Corp.                              583,563


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     8,434  MSC Industrial Direct Co., Inc.,
               Class A                         $    573,596
     5,572  W.W. Grainger, Inc.                     954,539
    14,193  WESCO International, Inc. (b)           687,793
                                               ------------
                                                  2,799,491
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         58,056,722
             (Cost $59,170,793)

            MONEY MARKET FUND -- 0.1%
    41,179  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               41,179
             (Cost $41,179)                    ------------


            TOTAL INVESTMENTS -- 100.0%          58,097,901
             (Cost $59,211,972) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (25,450)
                                               ------------
            NET ASSETS -- 100.0%               $ 58,072,451
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,199,648 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,313,718.

ADR   -- American Depositary Receipt


Page 13         See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*          $58,056,722      $ --          $ --
Money Market Fund            41,179        --            --
                      ------------------------------------------
Total Investments       $58,097,901      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 14        See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AEROSPACE & DEFENSE -- 2.2%
    22,676  Precision Castparts Corp.          $  3,699,590
                                               ------------

            BUILDING PRODUCTS -- 1.3%
    81,360  Owens Corning, Inc. (b)               2,308,997
                                               ------------

            CHEMICALS -- 38.5%
    10,608  Air Products and Chemicals, Inc.        913,773
    38,001  Airgas, Inc.                          2,620,169
    79,921  Ashland, Inc.                         4,232,616
   177,999  Cabot Corp.                           5,372,010
    24,881  Celanese Corp., Class A               1,083,568
    35,763  CF Industries Holdings, Inc.          5,803,262
    69,040  Cytec Industries, Inc.                3,084,017
   107,993  Dow Chemical (The) Co.                3,010,845
    20,240  E.I. du Pont de Nemours & Co.           972,937
    23,597  Eastman Chemical Co.                    927,126
    16,560  Ecolab, Inc.                            891,590
    11,698  FMC Corp.                               922,855
   364,883  Huntsman Corp.                        4,283,726
    43,120  International Flavors &
               Fragrances, Inc.                   2,611,347
   180,552  LyondellBasell Industries N.V.,
               Class A                            5,932,939
    29,359  Monsanto Co.                          2,135,867
    11,442  PPG Industries, Inc.                    988,703
    18,865  Praxair, Inc.                         1,918,005
    71,993  Rockwood Holdings, Inc. (b)           3,314,558
    43,267  RPM International, Inc.                 972,210
    32,635  Sherwin-Williams (The) Co.            2,699,241
    13,055  Sigma-Aldrich Corp.                     854,841
    77,683  Valspar (The) Corp.                   2,708,806
    52,985  W.R. Grace & Co. (b)                  2,214,243
   128,657  Westlake Chemical Corp.               5,301,955
                                               ------------
                                                 65,771,209
                                               ------------

            CONTAINERS & PACKAGING -- 18.5%
    39,464  AptarGroup, Inc.                      1,893,088
    78,159  Ball Corp.                            2,701,957
    60,208  Bemis Co., Inc.                       1,692,447
    26,424  Crown Holdings, Inc. (b)                892,867
    82,273  Greif, Inc., Class A                  3,684,185
   160,398  Owens-Illinois, Inc. (b)              3,220,792
   104,080  Packaging Corp. of America            2,714,406
    16,583  Rock-Tenn Co., Class A                  981,548
   211,277  Sealed Air Corp.                      3,760,731
    96,051  Silgan Holdings, Inc.                 3,605,754
    62,480  Sonoco Products Co.                   1,961,247
   140,561  Temple-Inland, Inc.                   4,471,245
                                               ------------
                                                 31,580,267
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.3%
    42,945  Polypore International, Inc. (b)      2,252,465
                                               ------------

            MACHINERY -- 4.9%
   134,351  Timken (The) Co.                      5,658,864


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MACHINERY (CONTINUED)
    31,121  Valmont Industries, Inc.           $  2,668,626
                                               ------------
                                                  8,327,490
                                               ------------

            METALS & MINING -- 24.0%
   368,676  Alcoa, Inc.                           3,966,954
   123,119  Allied Nevada Gold Corp. (b)          4,676,060
    98,244  Carpenter Technology Corp.            5,572,400
   185,519  Commercial Metals Co.                 2,306,001
    28,080  Newmont Mining Corp.                  1,876,586
    25,521  Nucor Corp.                             964,183
   103,759  Reliance Steel & Aluminum Co.         4,585,110
    68,879  Royal Gold, Inc.                      4,930,359
   119,841  Schnitzer Steel Industries, Inc.,
               Class A                            5,608,559
   355,635  Steel Dynamics, Inc.                  4,441,881
    80,139  United States Steel Corp.             2,032,325
                                               ------------
                                                 40,960,418
                                               ------------

            PAPER & FOREST PRODUCTS -- 6.7%
    64,720  Domtar Corp.                          5,301,215
   151,759  International Paper Co.               4,203,724
    71,814  MeadWestvaco Corp.                    2,004,329
                                               ------------
                                                 11,509,268
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               2.4%
   106,000  Fastenal Co.                          4,037,540
                                               ------------
            TOTAL COMMON STOCKS -- 99.8%        170,447,244
             (Cost $189,289,423)

            MONEY MARKET FUND -- 0.3%
   426,743  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              426,743
             (Cost $426,743)                   ------------

            TOTAL INVESTMENTS -- 100.1%         170,873,987
             (Cost $189,716,166) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (226,909)
                                               ------------
            NET ASSETS -- 100.0%               $170,647,078
                                               ============


Page 15         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,206,981 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $24,049,160.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $170,447,244      $ --          $ --
Money Market Fund           426,743        --            --
                      ------------------------------------------
Total Investments      $170,873,987      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 16         See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 5.8%
   215,939  Brocade Communications Systems,
               Inc. (b)                        $    945,813
    60,222  Cisco Systems, Inc.                   1,115,914
   109,214  EchoStar Corp., Class A (b)           2,878,881
    54,598  Harris Corp.                          2,061,074
    25,391  Polycom, Inc. (b)                       419,713
    19,183  QUALCOMM, Inc.                          989,843
                                               ------------
                                                  8,411,238
                                               ------------

            COMPUTERS & PERIPHERALS -- 11.8%
     6,479  Apple, Inc. (b)                       2,622,570
   131,852  Dell, Inc. (b)                        2,084,580
    22,222  EMC Corp. (b)                           544,661
   109,989  Hewlett-Packard Co.                   2,926,807
   110,462  NCR Corp. (b)                         2,103,197
   147,135  QLogic Corp. (b)                      2,055,476
    46,239  SanDisk Corp. (b)                     2,342,930
    96,006  Western Digital Corp. (b)             2,557,600
                                               ------------
                                                 17,237,821
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 15.9%
    88,889  Arrow Electronics, Inc. (b)           3,204,448
    71,537  Avnet, Inc. (b)                       2,168,287
   208,027  AVX Corp.                             2,789,642
   199,783  Corning, Inc.                         2,854,899
    91,852  Ingram Micro, Inc., Class A (b)       1,642,314
    10,738  IPG Photonics Corp. (b)                 567,611
   138,802  Jabil Circuit, Inc.                   2,853,769
    91,589  Molex, Inc.                           2,261,332
    34,271  Tech Data Corp. (b)                   1,685,448
   295,372  Vishay Intertechnology, Inc. (b)      3,175,249
                                               ------------
                                                 23,202,999
                                               ------------
            INTERNET SOFTWARE & SERVICES --
               7.1%
    46,925  Akamai Technologies, Inc. (b)         1,264,159
   205,775  AOL, Inc. (b)                         2,905,543
    16,680  Equinix, Inc. (b)                     1,601,447
     2,881  Google, Inc., Class A (b)             1,707,396
    27,325  Rackspace Hosting, Inc. (b)           1,130,982
   112,581  Yahoo!, Inc. (b)                      1,760,767
                                               ------------
                                                 10,370,294
                                               ------------

            IT SERVICES -- 11.5%
    54,633  Amdocs Ltd. (b)                       1,640,083
    14,879  Cognizant Technology Solutions
               Corp., Class A (b)                 1,082,447
    91,967  Computer Sciences Corp.               2,893,282
    33,804  DST Systems, Inc.                     1,696,623
    26,754  Gartner, Inc. (b)                     1,030,564
    10,658  International Business Machines
               Corp.                              1,967,786


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            IT SERVICES (CONTINUED)
    58,934  NeuStar, Inc., Class A (b)         $  1,873,512
   157,976  SAIC, Inc. (b)                        1,963,642
    34,851  Teradata Corp. (b)                    2,079,211
    13,317  VeriFone Systems, Inc. (b)              562,110
                                               ------------
                                                 16,789,260
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 31.4%
    14,925  Analog Devices, Inc.                    545,807
   180,259  Applied Materials, Inc.               2,220,791
   231,189  Atmel Corp. (b)                       2,441,356
    56,932  Avago Technologies Ltd.               1,922,594
    44,504  Broadcom Corp., Class A (b)           1,606,149
    35,906  Cree, Inc. (b)                          956,536
    31,159  Cypress Semiconductor Corp. (b)         595,448
   228,641  Fairchild Semiconductor
               International, Inc. (b)            3,422,756
    87,466  Intel Corp.                           2,146,416
   132,614  International Rectifier Corp. (b)     3,221,194
   143,985  Intersil Corp., Class A               1,723,500
    48,738  KLA-Tencor Corp.                      2,295,072
    24,562  Lam Research Corp. (b)                1,055,920
    16,868  Linear Technology Corp.                 545,005
    90,043  LSI Corp. (b)                           562,769
   101,965  Marvell Technology Group Ltd. (b)     1,426,490
    79,969  Maxim Integrated Products, Inc.       2,091,989
   356,048  MEMC Electronic Materials, Inc.
               (b)                                2,132,728
    14,995  Microchip Technology, Inc.              542,219
   489,942  Micron Technology, Inc. (b)           2,738,776
    90,584  Novellus Systems, Inc. (b)            3,129,677
    65,052  ON Semiconductor Corp. (b)              492,444
   224,278  Teradyne, Inc. (b)                    3,211,661
    55,596  Texas Instruments, Inc.               1,708,465
    40,379  Varian Semiconductor Equipment
               Associates, Inc. (b)               2,534,590
    16,997  Xilinx, Inc.                            568,720
                                               ------------
                                                 45,839,072
                                               ------------

            SOFTWARE -- 14.4%
    39,196  Activision Blizzard, Inc.               524,834
    19,023  ANSYS, Inc. (b)                       1,034,090
    33,666  Ariba, Inc. (b)                       1,066,539
    76,332  CA, Inc.                              1,653,351
   160,344  Cadence Design Systems, Inc. (b)      1,775,008
    60,891  Compuware Corp. (b)                     514,529
    45,614  Electronic Arts, Inc. (b)             1,065,087
    27,763  Fortinet, Inc. (b)                      640,215
    19,662  Intuit, Inc.                          1,055,260
    10,623  MICROS Systems, Inc. (b)                522,864
    59,525  Microsoft Corp.                       1,585,151
    91,638  Nuance Communications, Inc. (b)       2,426,574


Page 17         See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    32,458  Oracle Corp.                       $  1,063,649
    35,059  Red Hat, Inc. (b)                     1,740,679
     4,084  Salesforce.com, Inc. (b)                543,866
    18,473  Solera Holdings, Inc.                 1,009,180
    28,614  Symantec Corp. (b)                      486,724
    41,665  TIBCO Software, Inc. (b)              1,203,702
    11,605  VMware, Inc., Class A (b)             1,134,389
                                               ------------
                                                 21,045,691
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 2.1%
    27,537  American Tower Corp., Class A (b)     1,517,289
    22,937  Crown Castle International Corp.
               (b)                                  948,674
    13,528  SBA Communications Corp., Class A
               (b)                                  515,281
                                               ------------
                                                  2,981,244
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       145,877,619
             (Cost $154,462,708)


            MONEY MARKET FUND -- 0.1%
   101,741  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              101,741
             (Cost $101,741)                   ------------


            TOTAL INVESTMENTS -- 100.1%         145,979,360
             (Cost $154,564,449) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (125,037)
                                               ------------
            NET ASSETS -- 100.0%               $145,854,323
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,140,523 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,725,612.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $145,877,619      $ --          $ --
Money Market Fund           101,741        --            --
                      ------------------------------------------
Total Investments      $145,979,360      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 18         See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 14.5%
   130,291  AT&T, Inc.                         $  3,818,829
    89,753  CenturyLink, Inc.                     3,164,691
   486,496  Frontier Communications Corp.         3,045,465
   100,963  Verizon Communications, Inc.          3,733,611
   254,934  Windstream Corp.                      3,102,547
                                               ------------
                                                 16,865,143
                                               ------------

            ELECTRIC UTILITIES -- 27.2%
    58,639  American Electric Power Co., Inc.     2,303,340
   111,535  Duke Energy Corp.                     2,277,545
    77,704  Edison International                  3,154,783
    44,837  Entergy Corp.                         3,101,375
    34,874  Exelon Corp.                          1,548,057
   192,505  Great Plains Energy, Inc.             3,992,554
    47,991  ITC Holdings Corp.                    3,487,986
    27,516  NextEra Energy, Inc.                  1,551,902
    22,083  Northeast Utilities                     763,409
   151,541  NV Energy, Inc.                       2,430,718
    78,563  Pepco Holdings, Inc.                  1,555,547
    51,909  Pinnacle West Capital Corp.           2,366,012
    26,043  PPL Corp.                               764,883
    84,370  Westar Energy, Inc.                   2,299,926
                                               ------------
                                                 31,598,037
                                               ------------

            GAS UTILITIES -- 10.0%
    18,237  AGL Resources, Inc.                     764,860
    68,712  Atmos Energy Corp.                    2,358,196
    15,271  National Fuel Gas Co.                   935,960
    56,262  ONEOK, Inc.                           4,278,725
   113,156  UGI Corp.                             3,244,182
                                               ------------
                                                 11,581,923
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 4.7%
   152,279  AES (The) Corp. (b)                   1,708,571
   175,177  NRG Energy, Inc. (b)                  3,752,291
                                               ------------
                                                  5,460,862
                                               ------------

            MULTI-UTILITIES -- 25.5%
    57,627  Alliant Energy Corp.                  2,350,029
    24,970  Ameren Corp.                            796,044
    75,108  CMS Energy Corp.                      1,563,749
    13,033  Consolidated Edison, Inc.               754,220
    60,640  DTE Energy Co.                        3,159,950
    30,572  Integrys Energy Group, Inc.           1,617,564
   154,905  MDU Resources Group, Inc.             3,192,592
    69,523  NiSource, Inc.                        1,535,763
    15,552  OGE Energy Corp.                        804,660
    52,687  PG&E Corp.                            2,260,272
    66,800  Public Service Enterprise Group,
               Inc.                               2,251,160
    36,736  SCANA Corp.                           1,553,198
    57,719  Sempra Energy                         3,101,242


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
    43,377  TECO Energy, Inc.                  $    805,511
    54,891  Vectren Corp.                         1,557,807
    23,760  Wisconsin Energy Corp.                  770,537
    60,205  Xcel Energy, Inc.                     1,556,299
                                               ------------
                                                 29,630,597
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 3.8%
    90,863  Energen Corp.                         4,457,739
                                               ------------

            WATER UTILITIES -- 2.6%
    24,620  American Water Works Co., Inc.          751,648
   103,352  Aqua America, Inc.                    2,293,381
                                               ------------
                                                  3,045,029
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 11.6%
   137,879  NII Holdings, Inc. (b)                3,244,293
   977,791  Sprint Nextel Corp. (b)               2,512,923
   174,859  Telephone and Data Systems, Inc.      4,053,232
    93,720  United States Cellular Corp. (b)      3,736,616
                                               ------------
                                                 13,547,064
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%        116,186,394
             (Cost $115,957,850)

            MONEY MARKET FUND -- 0.1%
   144,674  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              144,674
             (Cost $144,674)                   ------------
            TOTAL INVESTMENTS -- 100.0%         116,331,068
             (Cost $116,102,524) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     19,470
                                               ------------
            NET ASSETS -- 100.0%               $116,350,538
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,684,409 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,455,865.


Page 19         See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $116,186,394      $ --          $ --
Money Market Fund           144,674        --            --
                      ------------------------------------------
Total Investments      $116,331,068      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 20         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.8%
    17,762  General Dynamics Corp.             $  1,140,143
     8,372  Goodrich Corp.                        1,026,658
     4,603  Honeywell International, Inc.           241,197
    16,305  L-3 Communications Holdings, Inc.     1,105,153
     2,782  Lockheed Martin Corp.                   211,154
    19,374  Northrop Grumman Corp.                1,118,848
     5,199  Precision Castparts Corp.               848,217
    24,726  Raytheon Co.                          1,092,642
     2,875  United Technologies Corp.               224,193
                                               ------------
                                                  7,008,205
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.9%
     8,855  C.H. Robinson Worldwide, Inc.           614,803
     4,984  Expeditors International of
               Washington, Inc.                     227,270
    11,946  FedEx Corp.                             977,541
     6,402  United Parcel Service, Inc.,
               Class B                              449,677
                                               ------------
                                                  2,269,291
                                               ------------

            AIRLINES -- 0.3%
   100,542  Southwest Airlines Co.                  859,634
                                               ------------

            AUTO COMPONENTS -- 0.1%
    20,028  Goodyear Tire & Rubber (The) Co.
               (b)                                  287,602
                                               ------------

            AUTOMOBILES -- 0.3%
    20,899  Ford Motor Co. (b)                      244,100
    11,775  Harley-Davidson, Inc.                   458,048
                                               ------------
                                                    702,148
                                               ------------

            BEVERAGES -- 2.2%
     8,645  Brown-Forman Corp., Class B             646,041
    14,957  Coca-Cola (The) Co.                   1,021,862
    16,246  Coca-Cola Enterprises, Inc.             435,718
    56,135  Constellation Brands, Inc., Class
               A (b)                              1,135,050
    15,636  Dr. Pepper Snapple Group, Inc.          585,568
    20,407  Molson Coors Brewing Co., Class B       864,032
    13,061  PepsiCo, Inc.                           822,190
                                               ------------
                                                  5,510,461
                                               ------------

            BIOTECHNOLOGY -- 1.0%
    11,035  Amgen, Inc. (b)                         631,974
     6,508  Biogen Idec, Inc. (b)                   757,271
    16,318  Celgene Corp. (b)                     1,057,896
     5,208  Gilead Sciences, Inc. (b)               216,965
                                               ------------
                                                  2,664,106
                                               ------------

            CAPITAL MARKETS -- 2.3%
    32,612  Bank of New York Mellon (The)
               Corp.                                693,983


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
     1,364  BlackRock, Inc.                    $    215,225
    11,527  Federated Investors, Inc., Class B      225,238
     4,227  Franklin Resources, Inc.                450,725
     8,549  Goldman Sachs Group (The), Inc.         936,543
    39,088  Invesco Ltd.                            784,496
   168,410  Janus Capital Group, Inc.             1,104,770
    15,721  Legg Mason, Inc.                        432,327
    44,911  Morgan Stanley                          792,230
     6,284  State Street Corp.                      253,811
                                               ------------
                                                  5,889,348
                                               ------------

            CHEMICALS -- 3.1%
     5,294  Air Products and Chemicals, Inc.        456,025
     9,498  Airgas, Inc.                            654,887
     8,188  CF Industries Holdings, Inc.          1,328,667
    35,994  Dow Chemical (The) Co.                1,003,513
     5,054  E.I. du Pont de Nemours & Co.           242,946
    23,594  Eastman Chemical Co.                    927,008
     4,132  Ecolab, Inc.                            222,467
     2,923  FMC Corp.                               230,595
    10,783  International Flavors &
               Fragrances, Inc.                     653,018
     6,730  Monsanto Co.                            489,608
     2,858  PPG Industries, Inc.                    246,960
     4,322  Praxair, Inc.                           439,418
    10,878  Sherwin-Williams (The) Co.              899,719
     3,272  Sigma-Aldrich Corp.                     214,251
                                               ------------
                                                  8,009,082
                                               ------------

            COMMERCIAL BANKS -- 1.9%
     8,800  Comerica, Inc.                          224,840
    40,017  Fifth Third Bancorp                     480,604
   126,310  Huntington Bancshares, Inc.             654,286
   136,320  KeyCorp                                 962,419
     5,781  M&T Bank Corp.                          439,992
    16,776  PNC Financial Services Group, Inc.      901,039
    16,759  Wells Fargo & Co.                       434,225
    43,091  Zions Bancorporation                    748,060
                                               ------------
                                                  4,845,465
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
    32,231  Avery Dennison Corp.                    857,345
     7,183  Cintas Corp.                            214,700
    19,176  Iron Mountain, Inc.                     593,114
    42,937  R.R. Donnelley & Sons Co.               699,873
     7,203  Republic Services, Inc.                 204,997
     7,513  Stericycle, Inc. (b)                    627,936
     6,209  Waste Management, Inc.                  204,462
                                               ------------
                                                  3,402,427
                                               ------------


Page 21         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT -- 0.8%
    26,093  Cisco Systems, Inc.                $    483,503
    29,573  Harris Corp.                          1,116,381
     8,312  QUALCOMM, Inc.                          428,899
                                               ------------
                                                  2,028,783
                                               ------------

            COMPUTERS & PERIPHERALS -- 2.1%
     2,649  Apple, Inc. (b)                       1,072,262
    42,849  Dell, Inc. (b)                          677,443
     9,628  EMC Corp. (b)                           235,982
    45,008  Hewlett-Packard Co.                   1,197,663
    37,383  Lexmark International, Inc.,
               Class A (b)                        1,185,041
    20,033  SanDisk Corp. (b)                     1,015,072
                                               ------------
                                                  5,383,463
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.2%
    12,519  Jacobs Engineering Group, Inc. (b)      485,737
                                               ------------

            CONSUMER FINANCE -- 0.7%
    13,503  American Express Co.                    683,522
    20,397  Capital One Financial Corp.             931,327
     8,812  Discover Financial Services             207,611
                                               ------------
                                                  1,822,460
                                               ------------

            CONTAINERS & PACKAGING -- 1.3%
    26,060  Ball Corp.                              900,894
    20,686  Bemis Co., Inc.                         581,483
    53,464  Owens-Illinois, Inc. (b)              1,073,557
    48,407  Sealed Air Corp.                        861,645
                                               ------------
                                                  3,417,579
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.2%
     5,104  Apollo Group, Inc., Class A (b)         241,674
    15,183  H&R Block, Inc.                         232,148
                                               ------------
                                                    473,822
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               2.4%
    31,555  Citigroup, Inc.                         996,822
       818  CME Group, Inc.                         225,408
     5,128  IntercontinentalExchange, Inc. (b)      666,025
    26,838  JPMorgan Chase & Co.                    932,889
    44,554  Leucadia National Corp.               1,195,384
    13,275  Moody's Corp.                           471,130
    26,202  NASDAQ OMX Group (The), Inc. (b)        656,360
    34,784  NYSE Euronext                           924,211
                                               ------------
                                                  6,068,229
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.5%
    35,433  AT&T, Inc.                            1,038,541


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
    18,306  CenturyLink, Inc.                  $    645,469
    99,226  Frontier Communications Corp.           621,155
    21,968  Verizon Communications, Inc.            812,377
    51,996  Windstream Corp.                        632,791
                                               ------------
                                                  3,750,333
                                               ------------

            ELECTRIC UTILITIES -- 2.2%
    15,945  American Electric Power Co., Inc.       626,320
    30,330  Duke Energy Corp.                       619,339
    15,852  Edison International                    643,591
    12,195  Entergy Corp.                           843,528
     9,484  Exelon Corp.                            420,995
     7,480  NextEra Energy, Inc.                    421,872
     6,003  Northeast Utilities                     207,524
    21,361  Pepco Holdings, Inc.                    422,948
     9,413  Pinnacle West Capital Corp.             429,044
     7,080  PPL Corp.                               207,940
    19,078  Southern Co.                            824,169
                                               ------------
                                                  5,667,270
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.3%
     4,890  Emerson Electric Co.                    235,307
     5,867  Roper Industries, Inc.                  475,813
                                               ------------
                                                    711,120
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 1.2%
    81,754  Corning, Inc.                         1,168,265
    34,079  Jabil Circuit, Inc.                     700,664
    49,605  Molex, Inc.                           1,224,747
                                               ------------
                                                  3,093,676
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.2%
    13,134  Baker Hughes, Inc.                      761,641
     4,864  Cameron International Corp. (b)         239,017
    26,486  Halliburton Co.                         989,517
    24,891  Helmerich & Payne, Inc.               1,323,703
    82,422  Nabors Industries Ltd. (b)            1,510,795
    13,769  Noble Corp.                             494,858
     6,693  Rowan Cos., Inc. (b)                    230,842
                                               ------------
                                                  5,550,373
                                               ------------

            FOOD & STAPLES RETAILING -- 1.7%
    18,057  CVS Caremark Corp.                      655,469
    18,403  Kroger (The) Co.                        426,582
    48,611  Safeway, Inc.                           941,595
     7,802  Sysco Corp.                             216,271
    18,435  Walgreen Co.                            612,042
     7,787  Wal-Mart Stores, Inc.                   441,679
    15,474  Whole Foods Market, Inc.              1,115,985
                                               ------------
                                                  4,409,623
                                               ------------


Page 22         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS -- 4.0%
    40,728  Archer-Daniels-Midland Co.         $  1,178,668
     6,245  Campbell Soup Co.                       207,646
    45,566  Dean Foods Co. (b)                      442,902
    21,015  General Mills, Inc.                     809,708
    12,011  H. J. Heinz Co.                         641,868
    13,647  Hershey (The) Co.                       781,018
    37,396  Hormel Foods Corp.                    1,102,060
    11,400  Kellogg Co.                             617,994
    30,093  Kraft Foods, Inc., Class A            1,058,672
    13,134  McCormick & Co., Inc.                   637,787
    14,679  Mead Johnson Nutrition Co.            1,054,686
    37,079  Sara Lee Corp.                          660,006
    58,209  Tyson Foods, Inc., Class A            1,123,434
                                               ------------
                                                 10,316,449
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.9%
    10,798  Baxter International, Inc.              593,674
     5,514  Becton, Dickinson & Co.                 431,360
   136,779  Boston Scientific Corp. (b)             805,628
     2,306  C. R. Bard, Inc.                        198,201
     8,440  CareFusion Corp. (b)                    216,064
     9,168  Covidien PLC                            431,263
     6,587  DENTSPLY International, Inc.            243,456
     2,834  Edwards Lifesciences Corp. (b)          213,740
     2,219  Intuitive Surgical, Inc. (b)            962,736
    12,161  Medtronic, Inc.                         422,473
     7,556  Zimmer Holdings, Inc. (b)               397,672
                                               ------------
                                                  4,916,267
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.1%
    22,238  Aetna, Inc. (b)                         884,183
    27,114  AmerisourceBergen Corp.               1,106,251
    19,274  CIGNA Corp.                             854,609
    35,076  Coventry Health Care, Inc. (b)        1,115,768
     5,449  Express Scripts, Inc. (b)               249,183
     8,336  Humana, Inc.                            707,643
     5,115  Laboratory Corp. of America
               Holdings (b)                         428,893
     8,622  Medco Health Solutions, Inc. (b)        473,003
    14,116  Patterson Cos., Inc.                    444,230
     4,094  Quest Diagnostics, Inc.                 228,445
    13,145  UnitedHealth Group, Inc.                630,828
    12,384  WellPoint, Inc.                         853,258
                                               ------------
                                                  7,976,294
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.4%
    14,748  Cerner Corp. (b)                        935,466
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.3%
    26,678  Carnival Corp.                          939,332
     3,335  Chipotle Mexican Grill, Inc. (b)      1,120,960


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     9,454  Darden Restaurants, Inc.           $    452,658
     9,206  McDonald's Corp.                        854,777
    21,677  Starbucks Corp.                         917,804
    14,179  Wyndham Worldwide Corp.                 477,407
     5,266  Wynn Resorts Ltd.                       699,325
     8,182  Yum! Brands, Inc.                       438,310
                                               ------------
                                                  5,900,573
                                               ------------

            HOUSEHOLD DURABLES -- 1.1%
    21,215  Harman International Industries,
               Inc.                                 915,639
    10,211  Leggett & Platt, Inc.                   223,621
    51,076  Newell Rubbermaid, Inc.                 755,925
    16,199  Whirlpool Corp.                         823,071
                                               ------------
                                                  2,718,256
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.0%
     6,094  Clorox (The) Co.                        407,932
     6,837  Colgate-Palmolive Co.                   617,860
    11,386  Kimberly-Clark Corp.                    793,718
     9,597  Procter & Gamble (The) Co.              614,112
                                               ------------
                                                  2,433,622
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 0.6%
    41,413  AES (The) Corp. (b)                     464,654
    47,644  NRG Energy, Inc. (b)                  1,020,534
                                               ------------
                                                  1,485,188
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.7%
     5,628  3M Co.                                  444,725
     4,818  Danaher Corp.                           232,950
    13,262  General Electric Co.                    221,608
    19,836  Tyco International Ltd.                 903,530
                                               ------------
                                                  1,802,813
                                               ------------

            INSURANCE -- 3.2%
    10,004  ACE Ltd.                                721,789
     5,781  Aflac, Inc.                             260,665
    36,828  American International Group,
               Inc. (b)                             909,283
    10,108  Chubb (The) Corp.                       677,742
    50,087  Hartford Financial Services Group
               (The), Inc.                          964,175
    51,722  Lincoln National Corp.                  985,304
     5,851  Loews Corp.                             232,285
     7,215  MetLife, Inc.                           253,679
    17,827  Principal Financial Group, Inc.         459,580
    11,382  Progressive (The) Corp.                 216,372
     8,627  Prudential Financial, Inc.              467,583
    17,392  Torchmark Corp.                         711,855
    12,440  Travelers (The) Cos., Inc.              725,874


Page 23         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
    28,924  Unum Group                         $    689,548
                                               ------------
                                                  8,275,734
                                               ------------

            INTERNET & CATALOG RETAIL -- 1.0%
     4,672  Amazon.com, Inc. (b)                    997,519
    23,544  Expedia, Inc.                           618,265
     1,800  priceline.com, Inc. (b)                 913,896
                                               ------------
                                                  2,529,680
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               0.8%
    20,558  eBay, Inc. (b)                          654,361
     1,177  Google, Inc., Class A (b)               697,537
    46,070  Yahoo!, Inc. (b)                        720,535
                                               ------------
                                                  2,072,433
                                               ------------

            IT SERVICES -- 3.4%
    15,345  Accenture PLC, Class A                  924,690
     8,571  Automatic Data Processing, Inc.         448,520
     3,221  Cognizant Technology Solutions
               Corp., Class A (b)                   234,328
    37,632  Computer Sciences Corp.               1,183,903
    16,620  Fidelity National Information
               Services, Inc.                       435,112
     3,983  Fiserv, Inc. (b)                        234,479
     5,772  International Business Machines
               Corp.                              1,065,684
     3,185  MasterCard, Inc., Class A             1,105,959
    68,448  SAIC, Inc. (b)                          850,809
    15,103  Teradata Corp. (b)                      901,045
    23,874  Total System Services, Inc.             474,854
     9,431  Visa, Inc., Class A                     879,535
                                               ------------
                                                  8,738,918
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.3%
    31,225  Mattel, Inc.                            881,794
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.3%
    10,521  PerkinElmer, Inc.                       217,469
     3,993  Thermo Fisher Scientific, Inc.
               (b)                                  200,728
     2,675  Waters Corp. (b)                        214,321
                                               ------------
                                                    632,518
                                               ------------

            MACHINERY -- 2.5%
     2,738  Caterpillar, Inc.                       258,632
     4,951  Cummins, Inc.                           492,278
     3,130  Deere & Co.                             237,567
    17,348  Dover Corp.                             963,334
    22,771  Eaton Corp.                           1,020,596
    14,575  Illinois Tool Works, Inc.               708,782
     4,812  ITT Corp.                               219,427
     5,974  PACCAR, Inc.                            258,316
    12,804  Parker Hannifin Corp.                 1,044,166


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MACHINERY (CONTINUED)
     9,102  Snap-on, Inc.                      $    488,504
    12,349  Stanley Black & Decker, Inc.            788,484
                                               ------------
                                                  6,480,086
                                               ------------

            MEDIA -- 3.0%
    29,750  CBS Corp., Class B                      767,847
    38,678  Comcast Corp., Class A                  906,999
     9,568  DIRECTV, Class A (b)                    434,961
     5,372  Discovery Communications, Inc.,
               Class A (b)                          233,467
   106,030  Gannett Co., Inc.                     1,239,491
    19,719  McGraw-Hill (The) Cos., Inc.            838,057
    26,126  News Corp., Class A                     457,728
     5,487  Omnicom Group, Inc.                     244,062
     6,450  Time Warner Cable, Inc.                 410,800
    13,487  Time Warner, Inc.                       471,910
    20,104  Walt Disney (The) Co.                   701,228
     3,092  Washington Post (The) Co., Class B    1,051,775
                                               ------------
                                                  7,758,325
                                               ------------

            METALS & MINING -- 1.2%
   105,588  Alcoa, Inc.                           1,136,127
    12,849  Newmont Mining Corp.                    858,699
     6,390  Nucor Corp.                             241,414
    27,546  United States Steel Corp.               698,566
                                               ------------
                                                  2,934,806
                                               ------------

            MULTILINE RETAIL -- 2.7%
    17,406  Big Lots, Inc. (b)                      656,032
    19,866  Family Dollar Stores, Inc.            1,164,744
    22,637  J. C. Penney Co., Inc.                  726,195
    16,464  Kohl's Corp.                            872,757
    38,394  Macy's, Inc.                          1,172,169
    22,123  Nordstrom, Inc.                       1,121,415
     3,513  Sears Holdings Corp. (b)                274,646
    16,483  Target Corp.                            902,444
                                               ------------
                                                  6,890,402
                                               ------------

            MULTI-UTILITIES -- 3.0%
     6,790  Ameren Corp.                            216,465
    10,302  CenterPoint Energy, Inc.                214,694
    20,422  CMS Energy Corp.                        425,186
     3,543  Consolidated Edison, Inc.               205,033
    15,922  Dominion Resources, Inc.                821,416
    16,490  DTE Energy Co.                          859,294
     8,314  Integrys Energy Group, Inc.             439,894
    18,904  NiSource, Inc.                          417,589
     9,555  PG&E Corp.                              409,909
    18,167  Public Service Enterprise Group,
               Inc.                                 612,228
     9,992  SCANA Corp.                             422,462
    15,697  Sempra Energy                           843,400
    23,598  TECO Energy, Inc.                       438,215


Page 24         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
    25,837  Wisconsin Energy Corp.             $    837,894
    16,368  Xcel Energy, Inc.                       423,113
                                               ------------
                                                  7,586,792
                                               ------------

            OFFICE ELECTRONICS -- 0.5%
   144,976  Xerox Corp.                           1,185,904
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 8.5%
    34,271  Alpha Natural Resources, Inc. (b)       823,875
     6,412  Anadarko Petroleum Corp.                503,342
    12,593  Apache Corp.                          1,254,641
     9,793  Cabot Oil & Gas Corp.                   761,112
    23,728  Chesapeake Energy Corp.                 667,231
    10,921  Chevron Corp.                         1,147,251
    15,957  ConocoPhillips                        1,111,405
    14,582  Devon Energy Corp.                      947,101
    11,559  El Paso Corp.                           289,091
     5,693  EOG Resources, Inc.                     509,125
    18,935  EQT Corp.                             1,202,372
    11,129  Exxon Mobil Corp.                       869,064
    19,261  Hess Corp.                            1,204,968
    46,824  Marathon Oil Corp.                    1,218,829
    29,871  Marathon Petroleum Corp. (b)          1,072,369
    22,884  Murphy Oil Corp.                      1,267,087
     2,852  Noble Energy, Inc.                      254,798
    14,130  Occidental Petroleum Corp.            1,313,242
    29,860  QEP Resources, Inc.                   1,061,523
    13,829  Range Resources Corp.                   951,988
    16,477  Spectra Energy Corp.                    471,736
    51,901  Tesoro Corp. (b)                      1,346,312
    56,831  Valero Energy Corp.                   1,398,043
                                               ------------
                                                 21,646,505
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.7%
    43,461  International Paper Co.               1,203,870
    24,684  MeadWestvaco Corp.                      688,930
                                               ------------
                                                  1,892,800
                                               ------------

            PERSONAL PRODUCTS -- 0.3%
     6,901  Estee Lauder (The) Cos., Inc.,
               Class A                              679,403
                                               ------------

            PHARMACEUTICALS -- 2.5%
    11,855  Abbott Laboratories                     638,629
     9,813  Allergan, Inc.                          825,470
    25,760  Bristol-Myers Squibb Co.                813,758
    16,401  Eli Lilly & Co.                         609,461
    32,816  Forest Laboratories, Inc. (b)         1,027,141
     6,343  Johnson & Johnson                       408,426
    18,534  Merck & Co., Inc.                       639,423
    22,863  Pfizer, Inc.                            440,341
    14,805  Watson Pharmaceuticals, Inc. (b)        994,304
                                               ------------
                                                  6,396,953
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            PROFESSIONAL SERVICES -- 0.2%
     6,577  Equifax, Inc.                      $    231,182
     9,521  Robert Half International, Inc.         251,640
                                               ------------
                                                    482,822
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               1.9%
     3,543  AvalonBay Communities, Inc.             473,664
     2,267  Boston Properties, Inc.                 224,410
     7,792  Equity Residential                      457,235
    11,527  HCP, Inc.                               459,351
     8,638  Health Care REIT, Inc.                  455,136
     3,632  Public Storage                          468,710
     5,514  Simon Property Group, Inc.              708,218
     8,181  Ventas, Inc.                            454,945
    64,981  Weyerhaeuser Co.                      1,168,358
                                               ------------
                                                  4,870,027
                                               ------------

            ROAD & RAIL -- 0.9%
    21,649  CSX Corp.                               480,824
     6,625  Norfolk Southern Corp.                  490,184
    21,548  Ryder System, Inc.                    1,097,655
     2,473  Union Pacific Corp.                     246,237
                                               ------------
                                                  2,314,900
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.5%
     6,467  Analog Devices, Inc.                    236,498
    97,631  Applied Materials, Inc.               1,202,814
    18,210  Broadcom Corp., Class A (b)             657,199
    47,373  Intel Corp.                           1,162,534
    21,117  KLA-Tencor Corp.                        994,400
     7,311  Linear Technology Corp.                 236,218
   154,271  MEMC Electronic Materials, Inc. (b)     924,083
     6,496  Microchip Technology, Inc.              234,895
    37,066  Novellus Systems, Inc. (b)            1,280,630
    32,336  NVIDIA Corp. (b)                        478,573
    91,777  Teradyne, Inc. (b)                    1,314,247
     7,366  Xilinx, Inc.                            246,466
                                               ------------
                                                  8,968,557
                                               ------------

            SOFTWARE -- 1.8%
    16,721  Adobe Systems, Inc. (b)                 491,765
    31,236  CA, Inc.                                676,572
    26,385  Compuware Corp. (b)                     222,953
    19,765  Electronic Arts, Inc. (b)               461,513
     8,520  Intuit, Inc.                            457,268
    24,360  Microsoft Corp.                         648,707
    14,063  Oracle Corp.                            460,844
    14,349  Red Hat, Inc. (b)                       712,428
     1,771  Salesforce.com, Inc. (b)                235,844
    12,398  Symantec Corp. (b)                      210,890
                                               ------------
                                                  4,578,784
                                               ------------


Page 25         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL -- 5.6%
    16,416  Abercrombie & Fitch Co., Class A   $  1,221,350
     3,165  AutoZone, Inc. (b)                    1,024,162
    17,630  Bed Bath & Beyond, Inc. (b)           1,090,239
    43,366  Best Buy Co., Inc.                    1,137,490
     8,475  CarMax, Inc. (b)                        254,759
    43,741  GameStop Corp., Class A (b)           1,118,457
    62,219  Gap (The), Inc.                       1,175,939
     6,147  Home Depot (The), Inc.                  220,063
    26,240  Limited Brands, Inc.                  1,120,711
    41,798  Lowe's Cos., Inc.                       878,594
    15,165  O'Reilly Automotive, Inc. (b)         1,153,298
    12,839  Ross Stores, Inc.                     1,126,366
    60,782  Staples, Inc.                           909,299
     9,969  Tiffany & Co.                           794,828
    18,214  TJX (The) Cos., Inc.                  1,073,351
                                               ------------
                                                 14,298,906
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               1.6%
    11,696  Coach, Inc.                             761,059
     9,453  NIKE, Inc., Class B                     910,797
     7,790  Ralph Lauren Corp.                    1,236,974
     8,316  VF Corp.                              1,149,437
                                               ------------
                                                  4,058,267
                                               ------------

            TOBACCO -- 1.0%
    15,074  Altria Group, Inc.                      415,289
     9,126  Lorillard, Inc.                       1,009,883
     6,479  Philip Morris International, Inc.       452,688
    16,174  Reynolds American, Inc.                 625,610
                                               ------------
                                                  2,503,470
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.8%
    24,289  Fastenal Co.                            925,168
     6,760  W.W. Grainger, Inc.                   1,158,056
                                               ------------
                                                  2,083,224
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.6%
    15,024  American Tower Corp., Class A (b)       827,823
   265,911  Sprint Nextel Corp. (b)                 683,391
                                               ------------
                                                  1,511,214
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%        255,048,389
             (Cost $255,682,443)

            MONEY MARKET FUND -- 0.1%
   291,060  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              291,060
             (Cost $291,060)                   ------------


            DESCRIPTION                              VALUE
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.0%        $255,339,449
             (Cost $255,973,503) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (72,857)
                                               ------------
            NET ASSETS -- 100.0%               $255,266,592
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $11,657,667 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $12,291,721.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $255,048,389      $ --          $ --
Money Market Fund           291,060        --            --
                      ------------------------------------------
Total Investments      $255,339,449      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 26         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.5%
    19,587  Alliant Techsystems, Inc.          $  1,137,613
    25,797  BE Aerospace, Inc. (b)                  973,321
    16,477  Esterline Technologies Corp. (b)        921,064
    43,885  Huntington Ingalls Industries,
               Inc. (b)                           1,294,608
    21,904  Triumph Group, Inc.                   1,272,622
                                               ------------
                                                  5,599,228
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.1%
    16,373  UTI Worldwide, Inc.                     239,210
                                               ------------

            AIRLINES -- 0.9%
    15,171  Alaska Air Group, Inc. (b)            1,009,327
   208,336  JetBlue Airways Corp. (b)               933,345
                                               ------------
                                                  1,942,672
                                               ------------

            AUTO COMPONENTS -- 0.6%
    10,580  BorgWarner, Inc. (b)                    809,264
    17,764  Gentex Corp.                            535,052
                                               ------------
                                                  1,344,316
                                               ------------

            AUTOMOBILES -- 0.3%
    28,921  Thor Industries, Inc.                   764,671
                                               ------------

            BEVERAGES -- 0.5%
    12,236  Hansen Natural Corp. (b)              1,090,105
                                               ------------

            BIOTECHNOLOGY -- 0.3%
    19,177  Vertex Pharmaceuticals, Inc. (b)        759,217
                                               ------------

            BUILDING PRODUCTS -- 0.1%
     8,280  Lennox International, Inc.              266,533
                                               ------------

            CAPITAL MARKETS -- 1.2%
     2,734  Affiliated Managers Group, Inc.
               (b)                                  253,196
   141,989  Apollo Investment Corp.               1,175,669
     9,589  Eaton Vance Corp.                       252,095
    34,416  Jefferies Group, Inc.                   456,356
    27,772  SEI Investments Co.                     449,628
                                               ------------
                                                  2,586,944
                                               ------------

            CHEMICALS -- 3.5%
    19,349  Ashland, Inc.                         1,024,723
    43,087  Cabot Corp.                           1,300,366
    18,231  Cytec Industries, Inc.                  814,379
     8,590  Intrepid Potash, Inc. (b)               239,060
    17,333  Minerals Technologies, Inc.             950,542
     7,030  NewMarket Corp.                       1,364,804
    59,284  Olin Corp.                            1,118,096
    11,423  RPM International, Inc.                 256,675
    13,119  Sensient Technologies Corp.             484,878
     6,845  Valspar (The) Corp.                     238,685
                                               ------------
                                                  7,792,208
                                               ------------

            COMMERCIAL BANKS -- 2.8%
    22,961  Associated Banc-Corp.                   256,015


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMERCIAL BANKS (CONTINUED)
    24,320  BancorpSouth, Inc.                 $    237,606
    18,765  Cathay General Bancorp                  262,522
     5,656  City National Corp.                     239,927
    28,643  East West Bancorp, Inc.                 557,679
    37,592  FirstMerit Corp.                        526,664
    55,834  Fulton Financial Corp.                  527,073
    64,955  International Bancshares Corp.        1,176,985
     6,530  Prosperity Bancshares, Inc.             251,340
     5,774  SVB Financial Group (b)                 265,258
    69,938  TCF Financial Corp.                     744,140
    11,764  Trustmark Corp.                         260,455
    41,870  Webster Financial Corp.                 822,327
                                               ------------
                                                  6,127,991
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.5%
    18,325  Brink's (The) Co.                       509,252
    20,812  Clean Harbors, Inc. (b)               1,212,715
    10,919  Copart, Inc. (b)                        475,523
    18,819  Corrections Corp. of America (b)        418,346
    45,922  Deluxe Corp.                          1,084,678
    11,962  Herman Miller, Inc.                     247,015
    34,244  Rollins, Inc.                           745,834
    25,256  Waste Connections, Inc.                 859,967
                                               ------------
                                                  5,553,330
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 0.3%
    15,010  Plantronics, Inc.                       501,484
    11,624  Polycom, Inc. (b)                       192,145
                                               ------------
                                                    693,629
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.5%
    60,431  AECOM Technology Corp. (b)            1,264,216
    27,113  KBR, Inc.                               756,724
    36,003  URS Corp. (b)                         1,285,307
                                               ------------
                                                  3,306,247
                                               ------------

            CONTAINERS & PACKAGING -- 2.1%
    14,339  AptarGroup, Inc.                        687,842
    19,921  Greif, Inc., Class A                    892,062
    36,665  Packaging Corp. of America              956,223
     8,774  Rock-Tenn Co., Class A                  519,333
    23,247  Silgan Holdings, Inc.                   872,693
    22,693  Sonoco Products Co.                     712,333
                                               ------------
                                                  4,640,486
                                               ------------

            DISTRIBUTORS -- 0.6%
    44,191  LKQ Corp. (b)                         1,289,493
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.2%
    81,818  Career Education Corp. (b)            1,319,725


Page 27         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
    13,886  Matthews International Corp.,
               Class A                         $    487,954
    30,317  Regis Corp.                             495,986
    46,622  Service Corp. International             466,220
                                               ------------
                                                  2,769,885
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.2%
    14,079  MSCI, Inc., Class A (b)                 470,098
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.1%
    12,929  tw telecom, Inc. (b)                    239,187
                                               ------------

            ELECTRIC UTILITIES -- 1.9%
    12,513  Cleco Corp.                             461,354
    35,422  DPL, Inc.                             1,075,058
    44,260  Great Plains Energy, Inc.               917,952
     8,794  Hawaiian Electric Industries,
               Inc.                                 222,752
    11,307  IDACORP, Inc.                           456,577
    43,556  NV Energy, Inc.                         698,638
    16,168  Westar Energy, Inc.                     440,740
                                               ------------
                                                  4,273,071
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.6%
     5,926  Acuity Brands, Inc.                     274,374
    12,954  AMETEK, Inc.                            511,942
    36,582  General Cable Corp. (b)               1,025,759
     8,622  Hubbell, Inc., Class B                  515,510
    14,122  Regal-Beloit Corp.                      750,302
    10,699  Thomas & Betts Corp. (b)                531,633
                                               ------------
                                                  3,609,520
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.5%
    38,438  Arrow Electronics, Inc. (b)           1,385,690
    40,938  Avnet, Inc. (b)                       1,240,831
    52,954  Ingram Micro, Inc., Class A (b)         946,818
    36,193  Itron, Inc. (b)                       1,331,540
     9,340  National Instruments Corp.              249,471
    19,756  Tech Data Corp. (b)                     971,600
     6,364  Trimble Navigation Ltd. (b)             257,169
   127,718  Vishay Intertechnology, Inc. (b)      1,372,969
                                               ------------
                                                  7,756,088
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 3.2%
     2,080  CARBO Ceramics, Inc.                    282,568
    87,879  Exterran Holdings, Inc. (b)             834,851
    65,205  Helix Energy Solutions Group,
               Inc. (b)                           1,177,602
    18,125  Oceaneering International, Inc.         758,169
     8,386  Oil States International, Inc. (b)      583,749
    61,575  Patterson-UTI Energy, Inc.            1,251,204


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
     8,136  Superior Energy Services, Inc. (b) $    228,784
    10,155  Tidewater, Inc.                         499,931
    28,918  Unit Corp. (b)                        1,418,717
                                               ------------
                                                  7,035,575
                                               ------------

            FOOD & STAPLES RETAILING -- 0.3%
    16,433  Ruddick Corp.                           718,286
                                               ------------

            FOOD PRODUCTS -- 2.4%
    21,766  Corn Products International, Inc.     1,055,651
    43,893  Flowers Foods, Inc.                     886,200
    11,487  Green Mountain Coffee Roasters,
               Inc. (b)                             746,885
    14,003  Lancaster Colony Corp.                  931,479
     2,787  Ralcorp Holdings, Inc. (b)              225,301
    54,760  Smithfield Foods, Inc. (b)            1,251,814
     8,857  Tootsie Roll Industries, Inc.           219,388
                                               ------------
                                                  5,316,718
                                               ------------

            GAS UTILITIES -- 1.1%
     5,243  AGL Resources, Inc.                     219,892
    19,740  Atmos Energy Corp.                      677,477
     4,393  National Fuel Gas Co.                   269,247
    12,055  Questar Corp.                           232,300
    24,390  UGI Corp.                               699,261
     5,461  WGL Holdings, Inc.                      233,785
                                               ------------
                                                  2,331,962
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.1%
    13,491  Cooper (The) Cos., Inc.                 934,926
     3,733  Gen-Probe, Inc. (b)                     224,353
    14,223  Hill-Rom Holdings, Inc.                 478,889
     6,194  IDEXX Laboratories, Inc. (b)            445,906
    12,964  Kinetic Concepts, Inc. (b)              886,608
    14,836  ResMed, Inc. (b)                        419,859
    14,591  STERIS Corp.                            452,029
    19,624  Thoratec Corp. (b)                      716,472
                                               ------------
                                                  4,559,042
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.4%
    27,373  AMERIGROUP Corp. (b)                  1,522,760
    18,507  Catalyst Health Solutions, Inc. (b)   1,017,330
    64,164  Community Health Systems, Inc. (b)    1,121,587
    13,775  Henry Schein, Inc. (b)                  954,883
   123,872  Kindred Healthcare, Inc. (b)          1,443,109
    23,316  LifePoint Hospitals, Inc. (b)           901,396
    13,636  MEDNAX, Inc. (b)                        897,249
     6,284  Universal Health Services, Inc.,
               Class B                              251,171
    40,090  VCA Antech, Inc. (b)                    814,629


Page 28         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    16,868  WellCare Health Plans, Inc. (b)    $    826,701
                                               ------------
                                                  9,750,815
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.4%
    47,401  Allscripts Healthcare Solutions,
               Inc. (b)                             907,729
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               1.8%
    29,952  Bob Evans Farms, Inc.                   985,421
    20,413  Brinker International, Inc.             467,458
     8,662  Cheesecake Factory (The), Inc. (b)      242,449
    28,051  International Speedway Corp.,
               Class A                              669,297
    17,387  Life Time Fitness, Inc. (b)             749,901
     6,167  Panera Bread Co., Class A (b)           824,466
                                               ------------
                                                  3,938,992
                                               ------------

            HOUSEHOLD DURABLES -- 1.2%
    57,720  American Greetings Corp., Class A       924,097
    19,902  Mohawk Industries, Inc. (b)           1,047,840
    11,918  Tupperware Brands Corp.                 673,844
                                               ------------
                                                  2,645,781
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.7%
    19,324  Church & Dwight Co., Inc.               853,734
     9,639  Energizer Holdings, Inc. (b)            711,262
                                               ------------
                                                  1,564,996
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.3%
    13,395  Carlisle Cos., Inc.                     558,839
                                               ------------

            INSURANCE -- 4.1%
    27,495  American Financial Group, Inc.          985,146
    16,237  Arthur J. Gallagher & Co.               501,723
     9,272  Aspen Insurance Holdings Ltd.           245,615
    11,998  Brown & Brown, Inc.                     264,916
     2,691  Everest Re Group, Ltd.                  241,975
    42,207  Fidelity National Financial,
               Inc., Class A                        651,676
    50,052  First American Financial Corp.          600,624
     6,019  Hanover Insurance Group, Inc.           229,685
    23,680  HCC Insurance Holdings, Inc.            630,125
    26,737  Kemper Corp.                            718,958
    11,132  Mercury General Corp.                   482,015
    54,652  Protective Life Corp.                 1,016,527
    18,592  Reinsurance Group of America,
               Inc.                                 971,060
    30,988  StanCorp Financial Group, Inc.        1,051,733
    14,390  W. R. Berkley Corp.                     500,916
                                               ------------
                                                  9,092,694
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES -- 1.5%
    88,977  AOL, Inc. (b)                      $  1,256,355
     7,207  Equinix, Inc. (b)                       691,944
    12,513  Rackspace Hosting, Inc. (b)             517,913
    54,900  ValueClick, Inc. (b)                    966,240
                                               ------------
                                                  3,432,452
                                               ------------

            IT SERVICES -- 3.4%
    20,073  Acxiom Corp. (b)                        264,763
    11,515  Alliance Data Systems Corp. (b)       1,179,597
    10,608  Broadridge Financial Solutions,
               Inc.                                 236,028
    80,055  CoreLogic, Inc. (b)                     974,269
    14,614  DST Systems, Inc.                       733,477
    18,371  Gartner, Inc. (b)                       707,651
     5,286  Global Payments, Inc.                   242,733
    29,472  Jack Henry & Associates, Inc.           955,188
    34,025  ManTech International Corp.,
               Class A                            1,195,298
    25,485  NeuStar, Inc., Class A (b)              810,168
     6,096  VeriFone Systems, Inc. (b)              257,312
                                               ------------
                                                  7,556,484
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.6%
    21,365  Polaris Industries, Inc.              1,353,259
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.2%
     7,055  Bio-Rad Laboratories, Inc., Class
               A (b)                                702,325
     4,700  Covance, Inc. (b)                       238,431
     4,578  Mettler-Toledo International,
               Inc. (b)                             703,181
    24,967  Pharmaceutical Product
               Development, Inc.                    823,661
     3,137  Techne Corp.                            215,826
                                               ------------
                                                  2,683,424
                                               ------------
            MACHINERY -- 5.9%
    24,709  AGCO Corp. (b)                        1,082,995
    11,970  Crane Co.                               527,997
    15,583  Donaldson Co., Inc.                     998,091
    10,084  Gardner Denver, Inc.                    779,796
     6,252  Graco, Inc.                             268,461
    33,042  Harsco Corp.                            761,618
     6,855  IDEX Corp.                              243,010
    26,088  Kennametal, Inc.                      1,014,562
    22,087  Lincoln Electric Holdings, Inc.         803,967
     5,375  Nordson Corp.                           249,239
    67,831  Oshkosh Corp. (b)                     1,414,955
     6,666  Pentair, Inc.                           239,643
     9,428  SPX Corp.                               514,863
    32,533  Timken (The) Co.                      1,370,290


Page 29         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
    29,926  Trinity Industries, Inc.           $    816,082
    10,958  Valmont Industries, Inc.                939,649
    12,119  Wabtec Corp.                            814,154
     7,796  Woodward, Inc.                          264,128
                                               ------------
                                                 13,103,500
                                               ------------
            MARINE -- 0.6%
    20,281  Kirby Corp. (b)                       1,248,093
                                               ------------

            MEDIA -- 1.0%
     9,613  John Wiley & Sons, Inc., Class A        457,194
    47,158  Meredith Corp.                        1,265,249
    15,238  Scholastic Corp.                        409,141
                                               ------------
                                                  2,131,584
                                               ------------

            METALS & MINING -- 2.6%
    23,784  Carpenter Technology Corp.            1,349,028
    44,913  Commercial Metals Co.                   558,269
    31,400  Reliance Steel & Aluminum Co.         1,387,566
   107,631  Steel Dynamics, Inc.                  1,344,311
    61,145  Worthington Industries, Inc.          1,056,586
                                               ------------
                                                  5,695,760
                                               ------------

            MULTILINE RETAIL -- 1.2%
    34,783  99 Cents Only Stores (b)                758,269
    14,213  Dollar Tree, Inc. (b)                 1,136,472
    73,213  Saks, Inc. (b)                          773,861
                                               ------------
                                                  2,668,602
                                               ------------

            MULTI-UTILITIES -- 1.1%
    11,044  Alliant Energy Corp.                    450,374
    20,910  Black Hills Corp.                       704,876
    33,381  MDU Resources Group, Inc.               687,983
     4,468  OGE Energy Corp.                        231,174
    15,773  Vectren Corp.                           447,638
                                               ------------
                                                  2,522,045
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 4.6%
    58,586  Arch Coal, Inc.                       1,067,437
     5,896  Bill Barrett Corp. (b)                  245,274
    19,169  Cimarex Energy Co.                    1,226,816
    55,249  Comstock Resources, Inc. (b)          1,007,742
    20,892  Energen Corp.                         1,024,961
    82,371  Forest Oil Corp. (b)                    960,446
    24,433  HollyFrontier Corp.                     749,849
    22,025  Northern Oil and Gas, Inc. (b)          532,344
    75,726  Patriot Coal Corp. (b)                  951,118
    37,617  Plains Exploration & Production
               Co. (b)                            1,184,935
    14,081  SM Energy Co.                         1,167,456
                                               ------------
                                                 10,118,378
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.6%
    15,663  Domtar Corp.                          1,282,956
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            PHARMACEUTICALS -- 1.0%
     7,635  Endo Pharmaceuticals Holdings,
               Inc. (b)                        $    246,687
    23,411  Medicis Pharmaceutical Corp.,
               Class A                              896,407
    10,991  Perrigo Co.                             992,268
                                               ------------
                                                  2,135,362
                                               ------------

            PROFESSIONAL SERVICES -- 1.4%
    23,206  FTI Consulting, Inc. (b)                914,548
    70,072  Korn/Ferry International (b)          1,119,050
    17,858  Towers Watson & Co., Class A          1,173,271
                                               ------------
                                                  3,206,869
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               2.4%
    28,700  American Campus Communities, Inc.     1,117,291
     5,040  BRE Properties, Inc.                    252,605
     7,727  Camden Property Trust                   468,565
     3,555  Essex Property Trust, Inc.              507,512
     2,589  Federal Realty Investment Trust         229,799
     6,773  Potlatch Corp.                          219,987
    11,609  Rayonier, Inc.                          484,443
    13,246  Realty Income Corp.                     442,549
    19,829  Senior Housing Properties Trust         444,963
     8,490  Taubman Centers, Inc.                   519,843
    28,933  UDR, Inc.                               721,300
                                               ------------
                                                  5,408,857
                                               ------------

            ROAD & RAIL -- 1.7%
    19,300  Con-way, Inc.                           568,771
    11,828  J.B. Hunt Transport Services, Inc.      500,443
    17,101  Kansas City Southern (b)              1,080,270
    21,593  Landstar System, Inc.                   963,695
    30,757  Werner Enterprises, Inc.                728,941
                                               ------------
                                                  3,842,120
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.8%
    14,268  Cypress Semiconductor Corp. (b)         272,662
    98,861  Fairchild Semiconductor
               International, Inc. (b)            1,479,949
   207,329  Integrated Device Technology,
               Inc. (b)                           1,260,560
    57,345  International Rectifier Corp. (b)     1,392,910
    62,257  Intersil Corp., Class A                 745,216
    28,111  Lam Research Corp. (b)                1,208,492
    67,365  RF Micro Devices, Inc. (b)              494,459
    20,242  Semtech Corp. (b)                       494,310
    17,458  Varian Semiconductor Equipment
               Associates, Inc. (b)               1,095,839
                                               ------------
                                                  8,444,397
                                               ------------


Page 30         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 2.7%
    15,509  ACI Worldwide, Inc. (b)            $    475,661
    13,066  ANSYS, Inc. (b)                         710,268
    92,447  Cadence Design Systems, Inc. (b)      1,023,388
     4,804  FactSet Research Systems, Inc.          477,613
     9,778  Fair Isaac Corp.                        267,428
     5,218  Informatica Corp. (b)                   237,419
    44,397  Mentor Graphics Corp. (b)               504,350
     9,726  MICROS Systems, Inc. (b)                478,714
     8,460  Solera Holdings, Inc.                   462,170
    26,301  Synopsys, Inc. (b)                      705,130
    19,072  TIBCO Software, Inc. (b)                550,990
                                               ------------
                                                  5,893,131
                                               ------------

            SPECIALTY RETAIL -- 6.6%
    33,834  Aaron's, Inc.                           905,398
    14,703  Advance Auto Parts, Inc.                956,724
    72,884  American Eagle Outfitters, Inc.         956,967
    37,398  Ann, Inc. (b)                           996,283
    39,442  Ascena Retail Group, Inc. (b)         1,139,874
    54,152  Barnes & Noble, Inc.                    664,445
    37,368  Chico's FAS, Inc.                       461,869
    49,430  Collective Brands, Inc. (b)             722,172
    25,528  Dick's Sporting Goods, Inc. (b)         997,890
    31,886  Foot Locker, Inc.                       697,028
     4,654  J. Crew Group, Inc. (b) (c)                   -
   310,995  Office Depot, Inc. (b)                  712,179
    25,031  PetSmart, Inc.                        1,175,205
    91,891  RadioShack Corp.                      1,094,422
    38,896  Rent-A-Center, Inc.                   1,328,298
    17,066  Tractor Supply Co.                    1,210,662
    13,873  Williams-Sonoma, Inc.                   520,792
                                               ------------
                                                 14,540,208
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               2.9%
    11,451  Deckers Outdoor Corp. (b)             1,319,613
     7,908  Fossil, Inc. (b)                        819,743
    34,154  Hanesbrands, Inc. (b)                   900,641
    18,335  PVH Corp.                             1,364,307
    16,077  Under Armour, Inc., Class A (b)       1,357,060
    13,900  Warnaco Group (The), Inc. (b)           682,490
                                               ------------
                                                  6,443,854
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.5%
    83,307  Astoria Financial Corp.                 691,448
    23,339  First Niagara Financial Group,
               Inc.                                 214,486
    17,946  New York Community Bancorp, Inc.        238,861
                                               ------------
                                                  1,144,795
                                               ------------

            TOBACCO -- 0.6%
    29,780  Universal Corp.                       1,275,180
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.0%
    20,671  GATX Corp.                         $    785,085
    11,346  MSC Industrial Direct Co., Inc.,
               Class A                              771,641
    12,681  United Rentals, Inc. (b)                296,862
     4,179  Watsco, Inc.                            257,677
                                               ------------
                                                  2,111,265
                                               ------------

            WATER UTILITIES -- 0.3%
    29,700  Aqua America, Inc.                      659,043
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
    50,244  Telephone and Data Systems, Inc.      1,164,656
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       221,601,832
             (Cost $230,635,528)

            MONEY MARKET FUND -- 0.1%
   264,045  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                              264,045
             (Cost $264,045)                   ------------

            TOTAL INVESTMENTS -- 100.1%         221,865,877
             (Cost $230,899,573) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                 (150,218)
                                               ------------
            NET ASSETS -- 100.0%               $221,715,659
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.

(d)   Represents annualized 7-day yield at October 31, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,724,547 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,758,243.


Page 31         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $221,601,832      $ --          $ --
Money Market Fund           264,045        --            --
                      ------------------------------------------
Total Investments      $221,865,877      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 32         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.1%
    22,392  AAR Corp.                          $    446,272
     7,958  Aerovironment, Inc. (b)                 262,853
    13,884  Ceradyne, Inc. (b)                      464,559
     3,820  Cubic Corp.                             179,998
    10,358  Curtiss-Wright Corp.                    339,535
     9,156  Moog, Inc., Class A (b)                 354,612
    17,496  Orbital Sciences Corp. (b)              270,488
     3,057  Teledyne Technologies, Inc. (b)         166,515
                                               ------------
                                                  2,484,832
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.4%
     2,933  Forward Air Corp.                        96,056
    10,565  Hub Group, Inc., Class A (b)            330,262
                                               ------------
                                                    426,318
                                               ------------

            AIRLINES -- 0.7%
     7,920  Allegiant Travel Co. (b)                411,523
    32,434  SkyWest, Inc.                           434,940
                                               ------------
                                                    846,463
                                               ------------

            AUTO COMPONENTS -- 1.1%
    11,211  Drew Industries, Inc.                   269,400
    54,230  Spartan Motors, Inc.                    265,727
    23,024  Standard Motor Products, Inc.           358,023
    24,162  Superior Industries
               International, Inc.                  441,923
                                               ------------
                                                  1,335,073
                                               ------------

            AUTOMOBILES -- 0.1%
    10,791  Winnebago Industries, Inc. (b)           87,839
                                               ------------

            BEVERAGES -- 0.1%
     1,027  Boston Beer (The) Co., Inc.,
               Class A (b)                           90,869
                                               ------------

            BIOTECHNOLOGY -- 0.7%
    14,784  ArQule, Inc. (b)                         85,895
     8,455  Cubist Pharmaceuticals, Inc. (b)        319,684
     4,838  Emergent Biosolutions, Inc. (b)          91,245
     5,131  Regeneron Pharmaceuticals, Inc.
               (b)                                  283,744
                                               ------------
                                                    780,568
                                               ------------

            BUILDING PRODUCTS -- 0.6%
     2,333  A.O. Smith Corp.                         86,694
     4,740  AAON, Inc.                              100,346
     8,691  Apogee Enterprises, Inc.                 94,906
     9,129  Griffon Corp. (b)                        86,452
    13,638  Quanex Building Products Corp.          201,160
     3,103  Universal Forest Products, Inc.          87,101
                                               ------------
                                                    656,659
                                               ------------

            CAPITAL MARKETS -- 1.1%
    22,375  Calamos Asset Management, Inc.,
               Class A                              279,464
     4,122  Financial Engines, Inc. (b)              93,610


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
    20,822  Piper Jaffray Cos. (b)             $    432,265
    44,388  Prospect Capital Corp.                  424,793
                                               ------------
                                                  1,230,132
                                               ------------

            CHEMICALS -- 3.4%
    17,575  A. Schulman, Inc.                       371,008
    13,378  American Vanguard Corp.                 165,486
     8,003  Balchem Corp.                           295,071
    15,374  Calgon Carbon Corp. (b)                 245,215
    16,389  H.B. Fuller Co.                         352,200
     7,034  Hawkins, Inc.                           269,262
     2,916  Koppers Holdings, Inc.                   96,490
    23,071  Kraton Performance Polymers, Inc.
               (b)                                  454,037
    10,417  LSB Industries, Inc. (b)                369,074
    14,374  OM Group, Inc. (b)                      415,552
    34,854  PolyOne Corp.                           390,016
     3,333  Stepan Co.                              257,608
    20,138  Tredegar Corp.                          390,073
                                               ------------
                                                  4,071,092
                                               ------------

            COMMERCIAL BANKS -- 3.2%
    10,700  Bank of the Ozarks, Inc.                266,109
     2,766  City Holding Co.                         90,891
     5,214  Columbia Banking System, Inc.            99,431
     6,580  Community Bank System, Inc.             168,185
     8,711  F.N.B. Corp.                             87,894
    60,534  First Commonwealth Financial
               Corp.                                279,062
     5,408  First Financial Bancorp                  88,691
     7,969  Glacier Bancorp, Inc.                    90,448
   269,855  Hanmi Financial Corp. (b)               269,855
     6,869  Independent Bank Corp.                  178,044
    24,598  Nara Bancorp, Inc. (b)                  208,591
    31,950  National Penn Bancshares, Inc.          249,210
     4,011  NBT Bancorp, Inc.                        86,317
     8,009  Old National Bancorp                     92,664
     6,823  Pinnacle Financial Partners, Inc.
               (b)                                  102,413
    19,855  PrivateBancorp, Inc.                    216,419
     9,240  S&T Bancorp, Inc.                       172,511
     4,691  Signature Bank (b)                      261,523
     6,881  Simmons First National Corp.,
               Class A                              178,631
    13,650  Susquehanna Bancshares, Inc.             99,099
     2,085  Tompkins Financial Corp.                 82,212
     2,325  UMB Financial Corp.                      85,723
     8,496  Umpqua Holdings Corp.                    97,279
     3,716  United Bankshares, Inc.                  88,218
     2,894  Wintrust Financial Corp.                 83,579
                                               ------------
                                                  3,722,999
                                               ------------


Page 33         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES --
               2.4%
     7,834  ABM Industries, Inc.               $    158,403
    11,693  G&K Services, Inc., Class A             355,000
     8,046  Geo Group (The), Inc. (b)               146,679
    18,502  Healthcare Services Group, Inc.         321,010
     4,539  Mobile Mini, Inc. (b)                    82,337
    88,531  Standard Register (The) Co.             229,295
    19,976  Sykes Enterprises, Inc. (b)             318,218
    11,951  Tetra Tech, Inc. (b)                    260,890
     6,592  UniFirst Corp.                          345,091
     8,219  United Stationers, Inc.                 261,446
    13,191  Viad Corp.                              276,088
                                               ------------
                                                  2,754,457
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.5%
     7,250  Arris Group, Inc. (b)                    78,010
    19,154  Bel Fuse, Inc., Class B                 342,473
    17,483  Black Box Corp.                         489,349
    10,633  Comtech Telecommunications Corp.        352,059
     6,788  Digi International, Inc. (b)             86,818
     5,767  NETGEAR, Inc. (b)                       204,498
     9,863  Oplink Communications, Inc. (b)         159,978
     2,240  ViaSat, Inc. (b)                         95,402
                                               ------------
                                                  1,808,587
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.7%
    10,680  Intevac, Inc. (b)                        85,974
    23,835  Super Micro Computer, Inc. (b)          381,360
     9,373  Synaptics, Inc. (b)                     316,714
                                               ------------
                                                    784,048
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.7%
    32,236  Aegion Corp. (b)                        476,771
     8,975  Comfort Systems USA, Inc.                98,725
     9,761  Dycom Industries, Inc. (b)              189,656
                                               ------------
                                                    765,152
                                               ------------

            CONSUMER FINANCE -- 1.1%
     7,295  Cash America International, Inc.        399,401
    10,462  EZCORP, Inc., Class A (b)               290,635
     8,900  First Cash Financial Services,
               Inc. (b)                             369,350
     4,005  World Acceptance Corp. (b)              270,938
                                               ------------
                                                  1,330,324
                                               ------------

            DISTRIBUTORS -- 0.4%
    67,997  Audiovox Corp., Class A (b)             483,459
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.1%
     4,393  American Public Education, Inc. (b)     157,313


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
     5,600  Coinstar, Inc. (b)                 $    267,344
     8,116  Hillenbrand, Inc.                       171,329
    46,143  Lincoln Educational Services
               Corp.                                431,437
    31,415  School Specialty, Inc. (b)              240,325
                                               ------------
                                                  1,267,748
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.4%
    13,668  Encore Capital Group, Inc. (b)          370,266
     1,199  Portfolio Recovery Associates,
               Inc. (b)                              84,098
                                               ------------
                                                    454,364
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.4%
     9,083  Atlantic Tele-Network, Inc.             344,700
     9,104  General Communication, Inc.,
               Class A (b)                           86,033
                                               ------------
                                                    430,733
                                               ------------

            ELECTRIC UTILITIES -- 0.7%
     4,078  ALLETE, Inc.                            161,122
     9,307  El Paso Electric Co.                    298,103
     2,268  UIL Holdings Corp.                       77,294
     6,208  Unisource Energy Corp.                  231,434
                                               ------------
                                                    767,953
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.9%
     5,777  AZZ, Inc.                               258,001
     5,789  Belden, Inc.                            186,869
     8,473  Brady Corp., Class A                    260,290
    10,884  Encore Wire Corp.                       289,297
     4,266  II-VI, Inc. (b)                          81,097
                                               ------------
                                                  1,075,554
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 5.5%
     4,722  Anixter International, Inc. (b)         277,134
     2,582  Badger Meter, Inc.                       84,535
    28,692  Benchmark Electronics, Inc. (b)         394,228
     8,108  Brightpoint, Inc. (b)                    82,296
    10,995  Checkpoint Systems, Inc. (b)            145,684
     8,264  Cognex Corp.                            280,067
    36,733  CTS Corp.                               340,882
    17,402  Daktronics, Inc.                        175,760
    12,559  Electro Scientific Industries,
               Inc. (b)                             154,350
     4,733  FARO Technologies, Inc. (b)             197,745
     9,967  FEI Co. (b)                             396,288
    19,726  Insight Enterprises, Inc. (b)           333,369
     1,859  Littelfuse, Inc.                         91,017
    47,103  LoJack Corp. (b)                        156,382


Page 34         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
    30,147  Methode Electronics, Inc.          $    280,066
     7,312  MTS Systems Corp.                       268,131
    34,532  Newport Corp. (b)                       478,268
     4,453  OSI Systems, Inc. (b)                   197,268
     6,986  Park Electrochemical Corp.              197,704
    13,202  Plexus Corp. (b)                        339,291
    15,555  Rofin-Sinar Technologies, Inc. (b)      404,430
     9,541  Rogers Corp. (b)                        411,885
     7,577  ScanSource, Inc. (b)                    263,377
    14,247  SYNNEX Corp. (b)                        411,311
     7,849  TTM Technologies, Inc. (b)               87,673
                                               ------------
                                                  6,449,141
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.0%
    10,543  Basic Energy Services, Inc. (b)         193,359
     7,038  Bristow Group, Inc.                     350,352
     2,997  Hornbeck Offshore Services, Inc.
               (b)                                   98,421
     1,404  Lufkin Industries, Inc.                  82,962
    35,092  Matrix Service Co. (b)                  372,677
     3,978  OYO Geospace Corp. (b)                  312,591
    31,195  Pioneer Drilling Co. (b)                308,519
     4,654  SEACOR Holdings, Inc.                   396,288
    19,343  TETRA Technologies, Inc. (b)            183,759
                                               ------------
                                                  2,298,928
                                               ------------

            FOOD & STAPLES RETAILING -- 1.3%
     8,871  Andersons (The), Inc.                   327,517
     1,712  Casey's General Stores, Inc.             84,830
    13,860  Nash Finch Co.                          364,795
    19,291  Spartan Stores, Inc.                    330,262
    10,080  United Natural Foods, Inc. (b)          368,021
                                               ------------
                                                  1,475,425
                                               ------------

            FOOD PRODUCTS -- 2.9%
    13,428  B&G Foods, Inc., Class A                284,942
    18,191  Calavo Growers, Inc.                    410,571
     9,501  Cal-Maine Foods, Inc.                   316,573
    23,719  Darling International, Inc. (b)         332,540
     4,678  Diamond Foods, Inc.                     307,579
    12,221  Hain Celestial Group (The), Inc.
               (b)                                  410,137
     6,216  J & J Snack Foods Corp.                 320,559
    11,311  Seneca Foods Corp., Class A (b)         238,097
    17,906  Snyders-Lance, Inc.                     379,965
     6,035  TreeHouse Foods, Inc. (b)               370,187
                                               ------------
                                                  3,371,150
                                               ------------

            GAS UTILITIES -- 0.8%
     3,854  Laclede Group (The), Inc.               154,622
     3,386  Northwest Natural Gas Co.               158,194
     5,167  Piedmont Natural Gas Co., Inc.          168,909


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            GAS UTILITIES (CONTINUED)
     4,502  South Jersey Industries, Inc.      $    253,508
     6,191  Southwest Gas Corp.                     244,421
                                               ------------
                                                    979,654
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.8%
     3,258  Abaxis, Inc. (b)                         91,420
     4,931  Analogic Corp.                          266,669
    10,604  Cantel Medical Corp.                    292,670
     3,244  CONMED Corp. (b)                         85,220
     7,914  Cyberonics, Inc. (b)                    227,923
    18,655  Greatbatch, Inc. (b)                    416,566
     2,552  Haemonetics Corp. (b)                   155,544
     6,086  ICU Medical, Inc. (b)                   239,241
     6,481  Invacare Corp.                          145,498
     3,049  Kensey Nash Corp. (b)                    81,957
    11,364  Merit Medical Systems, Inc. (b)         152,505
    15,702  Natus Medical, Inc. (b)                 135,037
     4,299  Neogen Corp. (b)                        166,156
     9,845  SonoSite, Inc. (b)                      305,097
    29,012  Symmetry Medical, Inc. (b)              263,719
     4,025  West Pharmaceutical Services,
               Inc.                                 156,452
     3,956  Zoll Medical Corp. (b)                  149,576
                                               ------------
                                                  3,331,250
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.8%
     4,689  Air Methods Corp. (b)                   378,965
    25,190  Amedisys, Inc. (b)                      330,745
     6,636  AmSurg Corp. (b)                        168,090
    12,166  Bio-Reference Laboratories, Inc.
               (b)                                  243,807
     5,209  Centene Corp. (b)                       183,096
     2,715  Chemed Corp.                            161,162
     5,271  CorVel Corp. (b)                        271,825
    17,861  Cross Country Healthcare, Inc.
               (b)                                   89,305
     9,693  Ensign Group (The), Inc.                220,613
    67,627  Gentiva Health Services, Inc. (b)       279,976
    10,240  Healthspring, Inc. (b)                  552,346
    37,977  Healthways, Inc. (b)                    271,915
    12,244  HMS Holdings Corp. (b)                  299,243
     6,274  IPC Hospitalist (The) Co. (b)           263,069
    21,882  LHC Group, Inc. (b)                     343,329
     6,182  Magellan Health Services, Inc.
               (b)                                  318,187
    24,177  Molina Healthcare, Inc. (b)             512,069
     5,426  MWI Veterinary Supply, Inc. (b)         409,663
    15,697  PharMerica Corp. (b)                    244,873
     3,792  PSS World Medical, Inc. (b)              84,372
                                               ------------
                                                  5,626,650
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.6%
     5,641  Computer Programs & Systems, Inc.       288,086
    10,835  Omnicell, Inc. (b)                      161,983


Page 35         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE TECHNOLOGY (CONTINUED)
     7,696  Quality Systems, Inc.              $    299,451
                                               ------------
                                                    749,520
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               4.6%
       252  Biglari Holdings, Inc. (b)               86,970
     8,462  BJ's Restaurants, Inc. (b)              447,894
    76,182  Boyd Gaming Corp. (b)                   493,659
     6,242  Buffalo Wild Wings, Inc. (b)            413,345
     1,864  Cracker Barrel Old Country Store,
               Inc.                                  79,015
    11,211  Interval Leisure Group, Inc. (b)        154,824
    30,014  Marcus (The) Corp.                      357,767
    22,902  Monarch Casino & Resort, Inc. (b)       235,662
    92,402  Multimedia Games, Inc. (b)              610,777
    25,137  O'Charley's, Inc. (b)                   156,101
    12,278  Papa John's International, Inc. (b)     414,505
     5,368  Peet's Coffee & Tea, Inc. (b)           342,049
    24,666  Pinnacle Entertainment, Inc. (b)        279,219
     9,299  Red Robin Gourmet Burgers, Inc. (b)     233,126
    52,137  Ruby Tuesday, Inc. (b)                  437,430
    69,612  Ruth's Hospitality Group, Inc. (b)      328,569
    17,756  Shuffle Master, Inc. (b)                188,391
     5,646  Texas Roadhouse, Inc.                    80,907
                                               ------------
                                                  5,340,210
                                               ------------

            HOUSEHOLD DURABLES -- 1.3%
    16,456  Ethan Allen Interiors, Inc.             325,829
    14,860  Helen of Troy Ltd. (b)                  429,900
     5,934  iRobot Corp. (b)                        200,925
    50,379  La-Z-Boy, Inc. (b)                      511,850
                                               ------------
                                                  1,468,504
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.5%
    42,181  Central Garden & Pet Co., Class A
               (b)                                  370,771
     5,621  WD-40 Co.                               247,436
                                               ------------
                                                    618,207
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.2%
     7,195  Standex International Corp.             277,799
                                               ------------

            INSURANCE -- 3.7%
     4,054  AMERISAFE, Inc. (b)                      87,364
    13,879  Delphi Financial Group, Inc.,
               Class A                              367,516
    21,863  eHealth, Inc. (b)                       324,665
    11,702  Employers Holdings, Inc.                189,806
    19,628  Horace Mann Educators Corp.             263,997
     5,690  Infinity Property & Casualty
               Corp.                                329,792
    33,516  Meadowbrook Insurance Group, Inc.       347,226


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INSURANCE (CONTINUED)
    27,300  National Financial Partners Corp.
               (b)                             $    373,191
     1,729  Navigators Group (The), Inc. (b)         78,877
    36,331  Presidential Life Corp.                 360,403
     4,145  ProAssurance Corp. (b)                  317,300
     2,350  RLI Corp.                               165,299
     1,974  Safety Insurance Group, Inc.             84,132
    22,886  Selective Insurance Group, Inc.         366,863
    25,338  Stewart Information Services Corp.      254,393
    16,331  Tower Group, Inc.                       387,535
                                               ------------
                                                  4,298,359
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.5%
    11,269  HSN, Inc. (b)                           401,965
    12,330  Nutrisystem, Inc.                       152,399
                                               ------------
                                                    554,364
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 2.3%
    17,861  InfoSpace, Inc. (b)                     156,462
    11,104  j2 Global Communications, Inc. (b)      341,781
    11,639  Liquidity Services, Inc. (b)            378,966
     7,504  LivePerson, Inc. (b)                     94,475
     4,497  LogMeIn, Inc. (b)                       182,893
    11,295  RightNow Technologies, Inc. (b)         485,798
    18,262  Stamps.com, Inc.                        594,611
    71,379  United Online, Inc.                     421,850
                                               ------------
                                                  2,656,836
                                               ------------

            IT SERVICES -- 1.8%
     5,981  CACI International, Inc., Class A
               (b)                                  328,297
    16,286  Cardtronics, Inc. (b)                   406,010
     4,592  Forrester Research, Inc.                164,440
     6,417  MAXIMUS, Inc.                           258,862
    31,290  NCI, Inc., Class A (b)                  427,108
    14,697  TeleTech Holdings, Inc. (b)             256,904
    11,311  Virtusa Corp. (b)                       184,256
     1,963  Wright Express Corp. (b)                 92,025
                                               ------------
                                                  2,117,902
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.0%
    15,459  Arctic Cat, Inc. (b)                    313,972
     5,316  Brunswick Corp.                          93,881
    15,757  JAKKS Pacific, Inc.                     298,910
    14,369  Sturm, Ruger & Co., Inc.                435,668
                                               ------------
                                                  1,142,431
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.7%
    15,237  Affymetrix, Inc. (b)                     85,175
    59,254  Cambrex Corp. (b)                       326,489


Page 36         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LIFE SCIENCES TOOLS & SERVICES
               (CONTINUED)
    66,961  eResearchTechnology, Inc. (b)      $    342,171
     3,944  PAREXEL International Corp. (b)          86,886
                                               ------------
                                                    840,721
                                               ------------

            MACHINERY -- 3.7%
    11,343  Actuant Corp., Class A                  255,218
    12,271  Albany International Corp., Class
               A                                    277,202
     5,102  Astec Industries, Inc. (b)              169,642
    11,634  Barnes Group, Inc.                      270,723
    16,579  Briggs & Stratton Corp.                 242,054
    11,182  Cascade Corp.                           481,944
     5,083  CIRCOR International, Inc.              176,990
     5,415  CLARCOR, Inc.                           262,519
     2,516  EnPro Industries, Inc. (b)               86,651
    11,710  ESCO Technologies, Inc.                 357,975
    10,473  John Bean Technologies Corp.            169,034
     2,603  Kaydon Corp.                             81,890
     4,164  Lindsay Corp.                           241,928
    16,776  Lydall, Inc. (b)                        183,865
     3,869  Mueller Industries, Inc.                156,501
     4,300  Robbins & Myers, Inc.                   192,167
     8,444  Tennant Co.                             326,698
     3,029  Toro (The) Co.                          163,687
     5,603  Watts Water Technologies, Inc.,
               Class A                              176,439
                                               ------------
                                                  4,273,127
                                               ------------

            MEDIA -- 0.6%
     2,259  Arbitron, Inc.                           89,750
    42,663  E.W. Scripps (The) Co., Class A (b)     355,809
    26,411  Harte-Hanks, Inc.                       231,889
                                               ------------
                                                    677,448
                                               ------------

            METALS & MINING -- 1.7%
    13,650  A.M. Castle & Co. (b)                   186,869
     3,111  AMCOL International Corp.                93,921
    41,758  Century Aluminum Co. (b)                466,019
     5,154  Haynes International, Inc.              301,457
     1,685  Kaiser Aluminum Corp.                    78,285
    16,458  Materion Corp. (b)                      435,150
    22,037  Olympic Steel, Inc.                     450,657
                                               ------------
                                                  2,012,358
                                               ------------

            MULTILINE RETAIL -- 0.6%
    28,016  Fred's, Inc., Class A                   341,515
   106,049  Tuesday Morning Corp. (b)               383,897
                                               ------------
                                                    725,412
                                               ------------

            MULTI-UTILITIES -- 0.4%
     9,392  Avista Corp.                            239,026
     1,431  CH Energy Group, Inc.                    79,006


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
     4,674  NorthWestern Corp.                 $    161,019
                                               ------------
                                                    479,051
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 2.6%
     4,396  Approach Resources, Inc. (b)            107,306
     5,458  Contango Oil & Gas Co. (b)              351,168
    12,589  GeoResources, Inc. (b)                  334,112
     9,262  Gulfport Energy Corp. (b)               288,419
    53,617  Penn Virginia Corp.                     326,528
    15,402  Petroleum Development Corp. (b)         402,146
    27,150  PetroQuest Energy, Inc. (b)             197,923
    23,031  Stone Energy Corp. (b)                  559,423
    12,268  Swift Energy Co. (b)                    375,646
     2,287  World Fuel Services Corp.                91,137
                                               ------------
                                                  3,033,808
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.9%
    15,483  Buckeye Technologies, Inc.              468,206
     6,590  Clearwater Paper Corp. (b)              218,327
     3,755  Deltic Timber Corp.                     254,176
    21,500  KapStone Paper & Packaging Corp.
               (b)                                  352,600
    21,062  Neenah Paper, Inc.                      347,523
     4,010  Schweitzer-Mauduit International,
               Inc.                                 281,983
    46,737  Wausau Paper Corp.                      350,527
                                               ------------
                                                  2,273,342
                                               ------------

            PERSONAL PRODUCTS -- 0.1%
     4,625  Medifast, Inc. (b)                       76,035
     8,248  Prestige Brands Holdings, Inc. (b)       87,264
                                               ------------
                                                    163,299
                                               ------------

            PHARMACEUTICALS -- 1.6%
    11,112  Hi-Tech Pharmacal Co., Inc. (b)         394,698
    20,070  Medicines (The) Co. (b)                 375,711
     2,807  Par Pharmaceutical Cos., Inc. (b)        85,894
    13,693  Questcor Pharmaceuticals, Inc. (b)      556,073
     2,523  Salix Pharmaceuticals Ltd. (b)           86,425
    20,661  ViroPharma, Inc. (b)                    418,179
                                               ------------
                                                  1,916,980
                                               ------------

            PROFESSIONAL SERVICES -- 1.3%
     8,304  Dolan (The) Co. (b)                      72,660
     7,224  Exponent, Inc. (b)                      348,052
     4,537  Heidrick & Struggles
               International, Inc.                   89,742
     6,711  Insperity, Inc.                         173,010
    32,748  Kelly Services, Inc., Class A (b)       535,430
    24,162  Navigant Consulting, Inc. (b)           273,755
     6,588  TrueBlue, Inc. (b)                       87,093
                                               ------------
                                                  1,579,742
                                               ------------


Page 37         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS --
               2.5%
    11,979  Acadia Realty Trust                $    248,205
     4,506  BioMed Realty Trust, Inc.                81,604
     8,222  Colonial Properties Trust               166,742
     1,958  EastGroup Properties, Inc.               85,388
     1,914  Entertainment Properties Trust           85,747
     8,013  Extra Space Storage, Inc.               180,533
    20,709  Getty Realty Corp.                      330,101
     3,946  Home Properties, Inc.                   232,419
    10,226  Inland Real Estate Corp.                 76,695
     2,385  Kilroy Realty Corp.                      87,506
     5,899  LTC Properties, Inc.                    167,296
     2,478  Mid-America Apartment
               Communities, Inc.                    154,627
     8,338  National Retail Properties, Inc.        227,210
     6,449  Post Properties, Inc.                   264,925
     1,507  PS Business Parks, Inc.                  80,218
     4,018  Sovran Self Storage, Inc.               177,596
     8,611  Tanger Factory Outlet Centers,
               Inc.                                 242,486
     4,674  Urstadt Biddle Properties, Inc.,
               Class A                               83,384
                                               ------------
                                                  2,972,682
                                               ------------

            ROAD & RAIL -- 0.8%
    13,870  Arkansas Best Corp.                     285,722
    11,010  Heartland Express, Inc.                 147,644
    11,219  Knight Transportation, Inc.             170,529
    10,307  Old Dominion Freight Line, Inc. (b)     376,927
                                               ------------
                                                    980,822
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 6.0%
    43,305  Advanced Energy Industries, Inc.
               (b)                                  404,469
    23,598  ATMI, Inc. (b)                          481,399
    45,804  Brooks Automation, Inc. (b)             478,652
     6,511  Cabot Microelectronics Corp. (b)        250,804
    12,287  CEVA, Inc. (b)                          381,757
    10,129  Cirrus Logic, Inc. (b)                  168,547
    37,782  Cohu, Inc.                              419,002
     8,034  Cymer, Inc. (b)                         349,077
     4,167  Diodes, Inc. (b)                         93,216
    26,150  Exar Corp. (b)                          159,777
    10,637  GT Advanced Technologies, Inc.
               (b)                                   87,223
     3,067  Hittite Microwave Corp. (b)             161,324
    40,033  Kulicke & Soffa Industries, Inc.
               (b)                                  386,318
     7,885  Micrel, Inc.                             86,893
     9,343  Microsemi Corp. (b)                     172,472
    17,196  MKS Instruments, Inc.                   458,101
    15,449  Nanometrics, Inc. (b)                   260,779
    50,379  Pericom Semiconductor Corp. (b)         427,718


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     2,440  Power Integrations, Inc.           $     86,937
    55,798  Rudolph Technologies, Inc. (b)          411,231
     7,695  Standard Microsystems Corp. (b)         190,528
    46,031  STR Holdings, Inc. (b)                  393,565
     4,317  Supertex, Inc. (b)                       79,692
    31,266  Tessera Technologies, Inc. (b)          430,533
     8,706  Ultratech, Inc. (b)                     189,791
                                               ------------
                                                  7,009,805
                                               ------------

            SOFTWARE -- 3.0%
     3,351  Blackbaud, Inc.                          93,929
    11,122  Bottomline Technologies, Inc. (b)       270,153
     8,058  CommVault Systems, Inc. (b)             343,110
     5,957  EPIQ Systems, Inc.                       84,947
     5,501  Interactive Intelligence Group (b)      152,653
     6,372  JDA Software Group, Inc. (b)            203,076
     9,027  Manhattan Associates, Inc. (b)          382,293
     1,311  MicroStrategy, Inc., Class A (b)        172,750
    24,621  Monotype Imaging Holdings, Inc. (b)     334,107
     8,370  Sourcefire, Inc. (b)                    230,593
     5,995  Synchronoss Technologies, Inc. (b)      180,210
    23,477  Take-Two Interactive Software,
               Inc. (b)                             370,467
   172,624  THQ, Inc. (b)                           367,689
     8,859  Tyler Technologies, Inc. (b)            279,679
                                               ------------
                                                  3,465,656
                                               ------------

            SPECIALTY RETAIL -- 7.0%
    61,397  Big 5 Sporting Goods Corp.              474,599
    52,431  Brown Shoe Co., Inc.                    467,160
     7,764  Buckle (The), Inc.                      345,964
     7,286  Cabela's, Inc. (b)                      181,567
    13,239  Cato (The) Corp., Class A               339,316
     6,417  Children's Place Retail Stores
               (The), Inc. (b)                      301,278
    18,673  Finish Line (The), Inc., Class A        375,327
     7,246  Genesco, Inc. (b)                       427,079
     6,301  Group 1 Automotive, Inc.                287,074
    14,946  Haverty Furniture Cos., Inc.            173,673
     8,814  Hibbett Sports, Inc. (b)                363,049
     6,404  JoS. A. Bank Clothiers, Inc. (b)        342,230
    15,575  Lithia Motors, Inc., Class A            320,378
    14,313  Men's Wearhouse (The), Inc.             441,985
     6,793  Monro Muffler Brake, Inc.               251,952
    76,968  OfficeMax, Inc. (b)                     394,076
    30,257  Pep Boys-Manny, Moe & Jack (The)        347,955
     6,580  Rue21, Inc. (b)                         175,291
    26,721  Select Comfort Corp. (b)                554,995
    34,597  Sonic Automotive, Inc., Class A         507,538
    21,533  Stage Stores, Inc.                      336,561


Page 38         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
    59,728  Stein Mart, Inc. (b)               $    433,028
     7,977  Vitamin Shoppe, Inc. (b)                300,813
                                               ------------
                                                  8,142,888
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               3.0%
    12,224  Carter's, Inc. (b)                      465,612
    15,772  Crocs, Inc. (b)                         278,691
    44,796  Liz Claiborne, Inc. (b)                 358,816
     6,380  Maidenform Brands, Inc. (b)             156,820
    10,884  Oxford Industries, Inc.                 429,918
    19,855  Perry Ellis International, Inc. (b)     498,361
    10,644  Skechers U.S.A., Inc., Class A (b)      151,784
     9,923  Steven Madden, Ltd. (b)                 366,159
    13,845  True Religion Apparel, Inc. (b)         469,622
     8,983  Wolverine World Wide, Inc.              340,725
                                               ------------
                                                  3,516,508
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.7%
     9,685  Brookline Bancorp, Inc.                  80,967
    14,742  Dime Community Bancshares, Inc.         175,725
    23,223  Oritani Financial Corp.                 300,970
    13,891  Provident Financial Services, Inc.      179,888
    16,740  TrustCo Bank Corp. NY                    83,030
                                               ------------
                                                    820,580
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.6%
     8,245  Applied Industrial Technologies,
               Inc.                                 277,197
     5,362  Kaman Corp.                             178,286
    16,568  Lawson Products, Inc.                   276,189
                                               ------------
                                                    731,672
                                               ------------

            WATER UTILITIES -- 0.3%
     8,800  American States Water Co.               307,472
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.5%
    12,633  NTELOS Holdings Corp.                   240,280
    28,280  USA Mobility, Inc.                      369,619
                                               ------------
                                                    609,899
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       116,944,825
             (Cost $116,563,379)

            MONEY MARKET FUND -- 0.1%
    93,270  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                               93,270
             (Cost $93,270)                    ------------


            DESCRIPTION                              VALUE
--------------------------------------------------------------

            TOTAL INVESTMENTS -- 100.1%        $117,038,095
             (Cost $116,656,649) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (79,286)
                                               ------------
            NET ASSETS -- 100.0%               $116,958,809
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,670,193 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,288,747.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
---------------------------------------------------------------
Common Stocks*         $116,944,825      $ --          $ --
Money Market Fund            93,270        --            --
                      ------------------------------------------
Total Investments      $117,038,095      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 39         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.2%
    18,721  General Dynamics Corp.             $  1,201,701
    22,048  L-3 Communications Holdings, Inc.     1,494,413
    26,194  Northrop Grumman Corp.                1,512,704
    33,428  Raytheon Co.                          1,477,183
                                               ------------
                                                  5,686,001
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.7%
    15,735  FedEx Corp.                           1,287,595
                                               ------------

            AIRLINES -- 0.6%
   132,461  Southwest Airlines Co.                1,132,542
                                               ------------

            BEVERAGES -- 1.5%
    75,904  Constellation Brands, Inc., Class
               A (b)                              1,534,779
    26,886  Molson Coors Brewing Co., Class B     1,138,353
                                               ------------
                                                  2,673,132
                                               ------------

            BIOTECHNOLOGY -- 0.5%
    14,535  Amgen, Inc.                             832,419
                                               ------------

            CAPITAL MARKETS -- 3.8%
    42,966  Bank of New York Mellon (The)
               Corp.                                914,317
    15,187  Federated Investors, Inc., Class
               B                                    296,754
     5,568  Franklin Resources, Inc.                593,716
    11,265  Goldman Sachs Group (The), Inc.       1,234,081
    34,332  Invesco Ltd.                            689,043
   227,710  Janus Capital Group, Inc.             1,493,778
    10,356  Legg Mason, Inc.                        284,790
    59,166  Morgan Stanley                        1,043,688
     8,278  State Street Corp.                      334,348
                                               ------------
                                                  6,884,515
                                               ------------

            CHEMICALS -- 1.9%
     3,486  Air Products and Chemicals, Inc.        300,284
    47,418  Dow Chemical (The) Co.                1,322,014
     6,661  E.I. du Pont de Nemours & Co.           320,194
    31,082  Eastman Chemical Co.                  1,221,212
     3,767  PPG Industries, Inc.                    325,506
                                               ------------
                                                  3,489,210
                                               ------------

            COMMERCIAL BANKS -- 2.9%
    52,721  Fifth Third Bancorp                     633,179
   166,403  Huntington Bancshares, Inc.             861,968
   179,591  KeyCorp                               1,267,912
     3,810  M&T Bank Corp.                          289,979
    16,576  PNC Financial Services Group, Inc.      890,297
    11,038  Wells Fargo & Co.                       285,995
    56,769  Zions Bancorporation                    985,510
                                               ------------
                                                  5,214,840
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
    42,463  Avery Dennison Corp.               $  1,129,516
     9,461  Cintas Corp.                            282,789
    37,713  R.R. Donnelley & Sons Co.               614,722
     9,487  Republic Services, Inc.                 270,000
                                               ------------
                                                  2,297,027
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.2%
    34,375  Cisco Systems, Inc.                     636,969
    39,985  Harris Corp.                          1,509,434
                                               ------------
                                                  2,146,403
                                               ------------

            COMPUTERS & PERIPHERALS -- 2.3%
    56,447  Dell, Inc. (b)                          892,427
    60,859  Hewlett-Packard Co.                   1,619,458
    50,546  Lexmark International, Inc.,
               Class A                            1,602,308
                                               ------------
                                                  4,114,193
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.4%
    16,491  Jacobs Engineering Group, Inc. (b)      639,851
                                               ------------

            CONSUMER FINANCE -- 0.8%
    26,873  Capital One Financial Corp.           1,227,021
    11,605  Discover Financial Services             273,414
                                               ------------
                                                  1,500,435
                                               ------------

            CONTAINERS & PACKAGING -- 1.6%
    27,252  Bemis Co., Inc.                         766,054
    52,826  Owens-Illinois, Inc. (b)              1,060,746
    63,770  Sealed Air Corp.                      1,135,106
                                               ------------
                                                  2,961,906
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               3.5%
    31,175  Citigroup, Inc.                         984,818
     1,079  CME Group, Inc.                         297,329
    35,358  JPMorgan Chase & Co.                  1,229,044
    60,241  Leucadia National Corp.               1,616,266
    34,519  NASDAQ OMX Group (The), Inc. (b)        864,701
    45,827  NYSE Euronext                         1,217,624
                                               ------------
                                                  6,209,782
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.7%
    47,905  AT&T, Inc.                            1,404,095
    24,115  CenturyLink, Inc.                       850,295
   130,726  Frontier Communications Corp.           818,345
                                               ------------
                                                  3,072,735
                                               ------------

            ELECTRIC UTILITIES -- 3.6%
    21,008  American Electric Power Co., Inc.       825,194


Page 40         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
    39,956  Duke Energy Corp.                  $    815,902
    20,882  Edison International                    847,809
    16,066  Entergy Corp.                         1,111,285
    12,497  Exelon Corp.                            554,742
     9,857  NextEra Energy, Inc.                    555,935
     7,911  Northeast Utilities (b)                 273,483
    28,146  Pepco Holdings, Inc.                    557,291
    12,400  Pinnacle West Capital Corp.             565,192
     9,328  PPL Corp.                               273,963
                                               ------------
                                                  6,380,796
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.2%
     6,444  Emerson Electric Co.                    310,085
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.1%
   110,539  Corning, Inc.                         1,579,602
    29,932  Jabil Circuit, Inc.                     615,402
    67,071  Molex, Inc.                           1,655,983
                                               ------------
                                                  3,850,987
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 3.5%
    17,303  Baker Hughes, Inc.                    1,003,401
    26,172  Halliburton Co.                         977,786
    33,652  Helmerich & Payne, Inc.               1,789,613
    86,866  Nabors Industries Ltd. (b)            1,592,254
    18,142  Noble Corp.                             652,023
     8,818  Rowan Cos., Inc. (b)                    304,133
                                               ------------
                                                  6,319,210
                                               ------------

            FOOD & STAPLES RETAILING -- 2.1%
    15,857  CVS Caremark Corp.                      575,609
    24,247  Kroger (The) Co.                        562,046
    64,038  Safeway, Inc.                         1,240,416
    10,279  Sysco Corp.                             284,934
    16,191  Walgreen Co.                            537,541
    10,260  Wal-Mart Stores, Inc. (b)               581,947
                                               ------------
                                                  3,782,493
                                               ------------

            FOOD PRODUCTS -- 2.1%
    55,069  Archer-Daniels-Midland Co.            1,593,697
    60,032  Dean Foods Co. (b)                      583,511
    78,702  Tyson Foods, Inc., Class A            1,518,948
                                               ------------
                                                  3,696,156
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.5%
     3,630  Becton, Dickinson & Co.                 283,975
   180,200  Boston Scientific Corp. (b)           1,061,378
    11,118  CareFusion Corp. (b)                    284,621
     6,036  Covidien PLC                            283,934
    16,018  Medtronic, Inc.                         556,465


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
     4,975  Zimmer Holdings, Inc. (b)          $    261,834
                                               ------------
                                                  2,732,207
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               2.9%
    29,297  Aetna, Inc.                           1,164,849
    47,424  Coventry Health Care, Inc. (b)        1,508,557
    10,983  Humana, Inc.                            932,347
    11,546  UnitedHealth Group, Inc.                554,093
    16,315  WellPoint, Inc.                       1,124,103
                                               ------------
                                                  5,283,949
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               0.7%
    35,147  Carnival Corp.                        1,237,526
                                               ------------

            HOUSEHOLD DURABLES -- 1.4%
    18,631  Harman International Industries,
               Inc.                                 804,114
    44,859  Newell Rubbermaid, Inc.                 663,913
    21,337  Whirlpool Corp.                       1,084,133
                                               ------------
                                                  2,552,160
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.1%
    54,558  AES (The) Corp. (b)                     612,141
    64,415  NRG Energy, Inc. (b)                  1,379,769
                                               ------------
                                                  1,991,910
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 1.0%
     7,418  3M Co.                                  586,170
    17,469  General Electric Co.                    291,907
    19,600  Tyco International Ltd.                 892,780
                                               ------------
                                                  1,770,857
                                               ------------

            INSURANCE -- 5.5%
    13,180  ACE Ltd.                                950,937
    48,519  American International Group,
               Inc. (b)                           1,197,934
    13,314  Chubb (The) Corp.                       892,704
    65,984  Hartford Financial Services Group
               (The), Inc.                        1,270,192
    68,136  Lincoln National Corp.                1,297,991
    23,490  Principal Financial Group, Inc.         605,572
    14,992  Progressive (The) Corp.                 284,998
    11,362  Prudential Financial, Inc.              615,820
    22,912  Torchmark Corp.                         937,788
    16,390  Travelers (The) Cos., Inc.              956,356
    38,109  Unum Group                              908,519
                                               ------------
                                                  9,918,811
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               0.5%
    60,693  Yahoo!, Inc. (b)                        949,239
                                               ------------


Page 41         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            IT SERVICES -- 2.2%
    50,886  Computer Sciences Corp.            $  1,600,874
    21,896  Fidelity National Information
               Services, Inc.                       573,237
    90,176  SAIC, Inc. (b)                        1,120,888
    31,451  Total System Services, Inc.             625,560
                                               ------------
                                                  3,920,559
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.3%
    13,859  PerkinElmer, Inc.                       286,465
     5,259  Thermo Fisher Scientific, Inc. (b)      264,370
                                               ------------
                                                    550,835
                                               ------------

            MACHINERY -- 3.7%
    22,854  Dover Corp.                           1,269,083
    22,499  Eaton Corp.                           1,008,405
    19,199  Illinois Tool Works, Inc.               933,647
     6,340  ITT Corp. (b)                           289,104
    16,870  Parker Hannifin Corp.                 1,375,749
    11,993  Snap-on, Inc.                           643,664
    16,267  Stanley Black & Decker, Inc.          1,038,648
                                               ------------
                                                  6,558,300
                                               ------------

            MEDIA -- 3.0%
    26,127  CBS Corp., Class B                      674,338
   143,364  Gannett Co., Inc.                     1,675,925
    17,769  Time Warner, Inc.                       621,737
    26,483  Walt Disney (The) Co.                   923,727
     4,177  Washington Post (The) Co., Class B    1,420,849
                                               ------------
                                                  5,316,576
                                               ------------

            METALS & MINING -- 1.2%
   111,284  Alcoa, Inc.                           1,197,416
     8,414  Nucor Corp.                             317,881
    24,193  United States Steel Corp.               613,534
                                               ------------
                                                  2,128,831
                                               ------------

            MULTILINE RETAIL -- 1.2%
    29,825  J. C. Penney Co., Inc.                  956,786
    16,267  Kohl's Corp.                            862,314
     4,629  Sears Holdings Corp. (b)                361,895
                                               ------------
                                                  2,180,995
                                               ------------

            MULTI-UTILITIES -- 3.6%
     8,943  Ameren Corp.                            285,103
    26,906  CMS Energy Corp.                        560,183
     4,669  Consolidated Edison, Inc.               270,195
    16,296  DTE Energy Co.                          849,185
     5,476  Integrys Energy Group, Inc.             289,735
    24,905  NiSource, Inc.                          550,151
    12,587  PG&E Corp.                              539,982
    23,936  Public Service Enterprise Group,
               Inc.                                 806,643


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
     6,581  SCANA Corp.                        $    278,245
    20,678  Sempra Energy                         1,111,029
    15,543  TECO Energy, Inc.                       288,634
    21,567  Xcel Energy, Inc.                       557,507
                                               ------------
                                                  6,386,592
                                               ------------

            OFFICE ELECTRONICS -- 0.9%
   196,021  Xerox Corp.                           1,603,452
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 13.1%
    45,150  Alpha Natural Resources, Inc. (b)     1,085,406
     4,224  Anadarko Petroleum Corp.                331,584
    17,027  Apache Corp.                          1,696,400
    20,842  Chesapeake Energy Corp.                 586,077
    14,767  Chevron Corp.                         1,551,273
    21,576  ConocoPhillips                        1,502,768
    19,208  Devon Energy Corp.                    1,247,560
     7,498  EOG Resources, Inc.                     670,546
    14,662  Exxon Mobil Corp.                     1,144,956
    26,044  Hess Corp.                            1,629,313
    63,311  Marathon Oil Corp.                    1,647,985
    39,357  Marathon Petroleum Corp.              1,412,916
    30,940  Murphy Oil Corp.                      1,713,148
     3,760  Noble Energy, Inc.                      335,918
    19,110  Occidental Petroleum Corp.            1,776,083
    39,342  QEP Resources, Inc.                   1,398,608
    70,174  Tesoro Corp. (b)                      1,820,314
    76,843  Valero Energy Corp.                   1,890,338
                                               ------------
                                                 23,441,193
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.2%
    45,804  International Paper Co.               1,268,771
    32,523  MeadWestvaco Corp.                      907,717
                                               ------------
                                                  2,176,488
                                               ------------

            PHARMACEUTICALS -- 0.9%
    44,375  Forest Laboratories, Inc. (b)         1,388,938
    15,058  Pfizer, Inc.                            290,017
                                               ------------
                                                  1,678,955
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.9%
    87,864  Weyerhaeuser Co.                      1,579,795
                                               ------------

            ROAD & RAIL -- 1.2%
    14,260  CSX Corp.                               316,715
    28,391  Ryder System, Inc.                    1,446,237
     3,261  Union Pacific Corp.                     324,698
                                               ------------
                                                  2,087,650
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.5%
   132,007  Applied Materials, Inc.               1,626,326
    64,055  Intel Corp.                           1,571,910


Page 42         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
    27,820  KLA-Tencor Corp.                   $  1,310,044
   203,241  MEMC Electronic Materials, Inc. (b)   1,217,413
    50,120  Novellus Systems, Inc. (b)            1,731,646
    42,598  NVIDIA Corp. (b)                        630,450
   124,093  Teradyne, Inc. (b)                    1,777,012
                                               ------------
                                                  9,864,801
                                               ------------

            SOFTWARE -- 1.0%
    22,032  Adobe Systems, Inc. (b)                 647,961
    41,150  CA, Inc.                                891,309
    34,757  Compuware Corp. (b)                     293,697
                                               ------------
                                                  1,832,967
                                               ------------

            SPECIALTY RETAIL -- 3.5%
    58,638  Best Buy Co., Inc.                    1,538,075
    59,146  GameStop Corp., Class A (b)           1,512,363
    65,578  Gap (The), Inc.                       1,239,424
    41,301  Lowe's Cos., Inc.                       868,147
    80,074  Staples, Inc.                         1,197,907
                                               ------------
                                                  6,355,916
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.4%
   262,744  Sprint Nextel Corp. (b)                 675,252
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%        179,258,129
             (Cost $184,783,504)

            MONEY MARKET FUND -- 0.1%
   148,965  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              148,965
             (Cost $148,965)                   ------------

            TOTAL INVESTMENTS -- 100.0%         179,407,094
             (Cost $184,932,469) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (26,031)
                                               ------------
            NET ASSETS -- 100.0%               $179,381,063
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,695,418 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $13,220,793.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $179,258,129      $ --          $ --
Money Market Fund           148,965        --            --
                      ------------------------------------------
Total Investments      $179,407,094      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 43         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.3%
     3,382  Boeing (The) Co.                   $    222,502
     8,714  Goodrich Corp.                        1,068,598
     4,659  Honeywell International, Inc.           244,131
     5,412  Precision Castparts Corp.               882,968
     3,879  Rockwell Collins, Inc.                  216,564
     2,909  United Technologies Corp.               226,844
                                               ------------
                                                  2,861,607
                                               ------------

            AIR FREIGHT & LOGISTICS -- 1.5%
    12,286  C.H. Robinson Worldwide, Inc.           853,017
    10,374  Expeditors International of
               Washington, Inc.                     473,054
     6,661  United Parcel Service, Inc.,
               Class B                              467,869
                                               ------------
                                                  1,793,940
                                               ------------

            AUTOMOBILES -- 0.4%
    12,253  Harley-Davidson, Inc.                   476,642
                                               ------------

            BEVERAGES -- 3.1%
     8,995  Brown-Forman Corp., Class B             672,196
    15,565  Coca-Cola (The) Co.                   1,063,401
    16,906  Coca-Cola Enterprises, Inc.             453,419
    21,693  Dr. Pepper Snapple Group, Inc.          812,403
    13,591  PepsiCo, Inc.                           855,553
                                               ------------
                                                  3,856,972
                                               ------------

            BIOTECHNOLOGY -- 1.9%
     6,773  Biogen Idec, Inc. (b)                   788,106
    16,983  Celgene Corp. (b)                     1,101,008
    10,841  Gilead Sciences, Inc. (b)               451,636
                                               ------------
                                                  2,340,750
                                               ------------

            CHEMICALS -- 4.7%
     9,886  Airgas, Inc.                            681,640
     8,523  CF Industries Holdings, Inc.          1,383,027
     8,604  Ecolab, Inc.                            463,239
     2,958  FMC Corp.                               233,357
    11,222  International Flavors &
               Fragrances, Inc.                     679,604
     7,006  Monsanto Co.                            509,687
     4,500  Praxair, Inc.                           457,515
    11,319  Sherwin-Williams (The) Co.              936,194
     6,806  Sigma-Aldrich Corp.                     445,657
                                               ------------
                                                  5,789,920
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.5%
    19,953  Iron Mountain, Inc.                     617,146
    10,421  Stericycle, Inc. (b)                    870,987
    12,918  Waste Management, Inc.                  425,390
                                               ------------
                                                  1,913,523
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT -- 0.4%
     8,649  QUALCOMM, Inc.                     $    446,288
                                               ------------

            COMPUTERS & PERIPHERALS -- 2.0%
     2,759  Apple, Inc. (b)                       1,116,788
     9,750  EMC Corp. (b)                           238,973
    20,848  SanDisk Corp. (b)                     1,056,368
                                               ------------
                                                  2,412,129
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.2%
     4,395  Fluor Corp.                             249,856
                                               ------------

            CONSUMER FINANCE -- 0.6%
    14,052  American Express Co.                    711,312
                                               ------------

            CONTAINERS & PACKAGING -- 0.8%
    27,120  Ball Corp.                              937,538
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.2%
     5,166  Apollo Group, Inc., Class A (b)         244,610
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.2%
     5,335  IntercontinentalExchange, Inc. (b)      692,910
    20,721  Moody's Corp.                           735,388
                                               ------------
                                                  1,428,298
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.4%
    22,860  Verizon Communications, Inc.            845,363
    72,148  Windstream Corp.                        878,041
                                               ------------
                                                  1,723,404
                                               ------------

            ELECTRIC UTILITIES -- 0.7%
    19,854  Southern Co.                            857,693
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.4%
     6,105  Roper Industries, Inc.                  495,115
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.4%
     5,018  Amphenol Corp., Class A                 238,305
     8,169  FLIR Systems, Inc.                      214,844
                                               ------------
                                                    453,149
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 0.6%
    10,126  Cameron International Corp. (b)         497,592
     5,442  FMC Technologies, Inc. (b)              243,910
                                               ------------
                                                    741,502
                                               ------------

            FOOD & STAPLES RETAILING -- 0.9%
    16,101  Whole Foods Market, Inc.              1,161,204
                                               ------------

            FOOD PRODUCTS -- 6.9%
    12,994  Campbell Soup Co.                       432,051
    21,868  General Mills, Inc.                     842,574


Page 44         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
    16,664  H. J. Heinz Co.                    $    890,524
    17,750  Hershey (The) Co.                     1,015,832
    38,917  Hormel Foods Corp.                    1,146,884
    11,861  Kellogg Co.                             642,985
    31,315  Kraft Foods, Inc., Class A            1,101,662
    13,669  McCormick & Co., Inc.                   663,767
    15,278  Mead Johnson Nutrition Co.            1,097,724
    38,590  Sara Lee Corp.                          686,902
                                               ------------
                                                  8,520,905
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.0%
    11,238  Baxter International, Inc.              617,865
     2,337  C. R. Bard, Inc.                        200,865
     2,870  Edwards Lifesciences Corp. (b)          216,456
     2,886  Intuitive Surgical, Inc. (b)          1,252,120
     4,342  Stryker Corp.                           208,025
                                               ------------
                                                  2,495,331
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.2%
    28,214  AmerisourceBergen Corp.               1,151,131
    20,057  CIGNA Corp.                             889,327
     5,520  Express Scripts, Inc. (b)               252,430
     5,321  Laboratory Corp. of America
               Holdings (b)                         446,166
     8,971  Medco Health Solutions, Inc. (b)        492,149
    14,691  Patterson Cos., Inc.                    462,326
     4,146  Quest Diagnostics, Inc.                 231,347
                                               ------------
                                                  3,924,876
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.8%
    15,346  Cerner Corp. (b)                        973,397
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               4.6%
     3,471  Chipotle Mexican Grill, Inc. (b)      1,166,672
    14,759  Darden Restaurants, Inc.                706,661
     9,580  McDonald's Corp.                        889,503
    22,558  Starbucks Corp.                         955,106
    14,754  Wyndham Worldwide Corp.                 496,767
     7,310  Wynn Resorts Ltd.                       970,768
     8,517  Yum! Brands, Inc.                       456,256
                                               ------------
                                                  5,641,733
                                               ------------

            HOUSEHOLD PRODUCTS -- 2.0%
     6,341  Clorox (The) Co.                        424,467
     7,115  Colgate-Palmolive Co.                   642,983
    11,847  Kimberly-Clark Corp.                    825,854
     9,986  Procter & Gamble (The) Co.              639,004
                                               ------------
                                                  2,532,308
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.2%
     4,879  Danaher Corp.                           235,900
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INTERNET & CATALOG RETAIL -- 2.1%
     4,864  Amazon.com, Inc. (b)               $  1,038,513
    24,501  Expedia, Inc.                           643,396
     1,872  priceline.com, Inc. (b)                 950,452
                                               ------------
                                                  2,632,361
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 1.1%
    21,394  eBay, Inc. (b)                          680,971
     1,227  Google, Inc., Class A (b)               727,169
                                               ------------
                                                  1,408,140
                                               ------------

            IT SERVICES -- 5.3%
    19,960  Accenture PLC, Class A                1,202,790
    13,381  Automatic Data Processing, Inc.         700,228
     6,708  Cognizant Technology Solutions
               Corp., Class A (b)                   488,007
     6,009  International Business Machines
               Corp.                              1,109,442
     3,315  MasterCard, Inc., Class A             1,151,101
    15,716  Teradata Corp. (b)                      937,616
     9,813  Visa, Inc., Class A                     915,160
                                               ------------
                                                  6,504,344
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS -- 0.7%
    32,493  Mattel, Inc.                            917,602
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.2%
     2,710  Waters Corp. (b)                        217,125
                                               ------------

            MACHINERY -- 1.2%
     2,771  Caterpillar, Inc.                       261,749
     5,151  Cummins, Inc.                           512,164
     6,514  Deere & Co.                             494,413
     4,826  Pall Corp.                              246,946
                                               ------------
                                                  1,515,272
                                               ------------

            MEDIA -- 3.5%
    40,250  Comcast Corp., Class A                  943,862
    14,934  DIRECTV, Class A (b)                    678,900
     5,439  Discovery Communications, Inc.,
               Class A (b)                          236,379
    20,519  McGraw-Hill (The) Cos., Inc.            872,057
    40,784  News Corp., Class A                     714,536
     5,554  Omnicom Group, Inc.                     247,042
     6,711  Time Warner Cable, Inc.                 427,424
     5,281  Viacom, Inc., Class B                   231,572
                                               ------------
                                                  4,351,772
                                               ------------

            METALS & MINING -- 0.7%
    13,374  Newmont Mining Corp.                    893,784
                                               ------------

            MULTILINE RETAIL -- 4.4%
    24,152  Big Lots, Inc. (b)                      910,289
    20,675  Family Dollar Stores, Inc.            1,212,175


Page 45         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTILINE RETAIL (CONTINUED)
    39,953  Macy's, Inc.                       $  1,219,765
    23,021  Nordstrom, Inc.                       1,166,935
    17,155  Target Corp.                            939,236
                                               ------------
                                                  5,448,400
                                               ------------

            MULTI-UTILITIES -- 1.6%
    20,713  Dominion Resources, Inc.              1,068,584
    26,885  Wisconsin Energy Corp.                  871,880
                                               ------------
                                                  1,940,464
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 3.5%
    10,192  Cabot Oil & Gas Corp.                   792,122
    24,062  El Paso Corp.                           601,791
    19,706  EQT Corp.                             1,251,331
    14,391  Range Resources Corp.                   990,676
     6,139  Southwestern Energy Co. (b)             258,084
    17,148  Spectra Energy Corp.                    490,947
                                               ------------
                                                  4,384,951
                                               ------------

            PERSONAL PRODUCTS -- 0.8%
     9,578  Estee Lauder (The) Cos., Inc.,
               Class A                              942,954
                                               ------------

            PHARMACEUTICALS -- 4.3%
    16,450  Abbott Laboratories                     886,162
    10,212  Allergan, Inc.                          859,033
    26,808  Bristol-Myers Squibb Co.                846,865
    17,066  Eli Lilly & Co.                         634,173
     6,602  Johnson & Johnson                       425,103
    19,289  Merck & Co., Inc.                       665,470
    15,407  Watson Pharmaceuticals, Inc. (b)      1,034,734
                                               ------------
                                                  5,351,540
                                               ------------

            PROFESSIONAL SERVICES -- 0.4%
     6,657  Equifax, Inc.                           233,994
     9,642  Robert Half International, Inc.         254,838
                                               ------------
                                                    488,832
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               3.9%
     9,251  Apartment Investment & Management
               Co., Class A                         228,222
     3,687  AvalonBay Communities, Inc.             492,915
     2,297  Boston Properties, Inc.                 227,380
     8,109  Equity Residential                      475,836
    17,995  HCP, Inc.                               717,101
    13,480  Health Care REIT, Inc.                  710,261
     3,777  Public Storage                          487,422
     5,736  Simon Property Group, Inc.              736,732
     8,515  Ventas, Inc.                            473,519
     2,743  Vornado Realty Trust                    227,148
                                               ------------
                                                  4,776,536
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            ROAD & RAIL -- 0.4%
     6,892  Norfolk Southern Corp.             $    509,939
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 2.1%
     6,490  Altera Corp.                            246,101
     6,549  Analog Devices, Inc.                    239,497
    18,953  Broadcom Corp., Class A (b)             684,014
     7,400  Linear Technology Corp.                 239,094
    39,503  LSI Corp. (b)                           246,894
    13,521  Microchip Technology, Inc.              488,919
     7,678  Texas Instruments, Inc.                 235,945
     7,458  Xilinx, Inc.                            249,544
                                               ------------
                                                  2,630,008
                                               ------------

            SOFTWARE -- 3.2%
    30,853  Electronic Arts, Inc. (b)               720,418
     8,867  Intuit, Inc.                            475,892
    25,349  Microsoft Corp.                         675,044
    21,954  Oracle Corp.                            719,433
    14,930  Red Hat, Inc. (b)                       741,274
     1,790  Salesforce.com, Inc. (b)                238,374
    25,805  Symantec Corp. (b)                      438,943
                                               ------------
                                                  4,009,378
                                               ------------

            SPECIALTY RETAIL -- 7.5%
    17,082  Abercrombie & Fitch Co., Class A      1,270,901
     3,294  AutoZone, Inc. (b)                    1,065,905
    18,348  Bed Bath & Beyond, Inc. (b)           1,134,640
     8,579  CarMax, Inc. (b)                        257,885
    27,306  Limited Brands, Inc.                  1,166,239
    15,781  O'Reilly Automotive, Inc. (b)         1,200,145
    13,363  Ross Stores, Inc.                     1,172,336
    10,375  Tiffany & Co.                           827,199
    18,957  TJX (The) Cos., Inc.                  1,117,136
                                               ------------
                                                  9,212,386
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               3.4%
    12,174  Coach, Inc.                             792,162
     9,839  NIKE, Inc., Class B                     947,988
     8,107  Ralph Lauren Corp.                    1,287,310
     8,653  VF Corp.                              1,196,018
                                               ------------
                                                  4,223,478
                                               ------------

            TOBACCO -- 2.3%
    23,533  Altria Group, Inc.                      648,334
     9,500  Lorillard, Inc.                       1,051,270
     6,743  Philip Morris International, Inc.       471,133
    16,833  Reynolds American, Inc.                 651,101
                                               ------------
                                                  2,821,838
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.8%
    25,278  Fastenal Co.                            962,839


Page 46         See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     7,032  W.W. Grainger, Inc.                $  1,204,652
                                               ------------
                                                  2,167,491
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.7%
    15,637  American Tower Corp., Class A (b)       861,599
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       123,430,096
             (Cost $114,852,844)

            MONEY MARKET FUND -- 0.1%
   139,390  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (c)                              139,390
             (Cost $139,390)                   ------------

            TOTAL INVESTMENTS -- 100.1%         123,569,486
             (Cost $114,992,234) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (66,085)
                                               ------------
            NET ASSETS -- 100.0%               $123,503,401
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,733,683 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,156,431.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*         $123,430,096      $ --          $ --
Money Market Fund          $139,390        --            --
                      ------------------------------------------
Total Investments      $123,569,486      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 47         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.0%
     2,253  AAR Corp.                          $     44,902
     1,634  Alliant Techsystems, Inc.                94,903
     1,782  Ceradyne, Inc. (b)                       59,626
       240  Cubic Corp.                              11,309
     1,303  Curtiss-Wright Corp.                     42,712
     1,718  Esterline Technologies Corp. (b)         96,036
     2,074  General Dynamics Corp.                  133,130
     4,575  Huntington Ingalls Industries, Inc.
               (b)                                  134,963
     2,442  L-3 Communications Holdings, Inc.       165,519
       863  Moog, Inc., Class A (b)                  33,424
     2,901  Northrop Grumman Corp.                  167,533
     2,201  Orbital Sciences Corp. (b)               34,027
     3,703  Raytheon Co.                            163,636
       384  Teledyne Technologies, Inc. (b)          20,916
                                               ------------
                                                  1,202,636
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.4%
     1,743  FedEx Corp.                             142,630
     1,707  UTI Worldwide, Inc.                      24,939
                                               ------------
                                                    167,569
                                               ------------

            AIRLINES -- 0.7%
    21,718  JetBlue Airways Corp. (b)                97,297
     4,164  SkyWest, Inc.                            55,839
    14,672  Southwest Airlines Co.                  125,446
                                               ------------
                                                    278,582
                                               ------------

            AUTO COMPONENTS -- 0.4%
     1,410  Drew Industries, Inc.                    33,882
     6,820  Spartan Motors, Inc.                     33,418
     2,896  Standard Motor Products, Inc.            45,033
     3,102  Superior Industries International,
               Inc.                                  56,736
                                               ------------
                                                    169,069
                                               ------------

            AUTOMOBILES -- 0.2%
     3,015  Thor Industries, Inc.                    79,717
     1,357  Winnebago Industries, Inc. (b)           11,046
                                               ------------
                                                     90,763
                                               ------------

            BEVERAGES -- 0.7%
     8,408  Constellation Brands, Inc., Class A
               (b)                                  170,010
     2,978  Molson Coors Brewing Co., Class B       126,088
                                               ------------
                                                    296,098
                                               ------------

            BIOTECHNOLOGY -- 0.3%
     1,610  Amgen, Inc.                              92,205
       608  Emergent Biosolutions, Inc. (b)          11,467
                                               ------------
                                                    103,672
                                               ------------

            BUILDING PRODUCTS -- 0.2%
     1,148  Griffon Corp. (b)                        10,872
       864  Lennox International, Inc.               27,812
     1,715  Quanex Building Products Corp.           25,296


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            BUILDING PRODUCTS (CONTINUED)
       390  Universal Forest Products, Inc.    $     10,947
                                               ------------
                                                     74,927
                                               ------------

            CAPITAL MARKETS -- 2.7%
    14,801  Apollo Investment Corp.                 122,552
     4,759  Bank of New York Mellon (The) Corp.     101,272
     2,814  Calamos Asset Management, Inc.,
               Class A                               35,147
     1,682  Federated Investors, Inc., Class B       32,866
       518  Financial Engines, Inc. (b)              11,764
       617  Franklin Resources, Inc.                 65,791
     1,248  Goldman Sachs Group (The), Inc.         136,718
     3,803  Invesco Ltd.                             76,326
    25,223  Janus Capital Group, Inc.               165,463
     1,794  Jefferies Group, Inc.                    23,788
     1,147  Legg Mason, Inc.                         31,542
     6,554  Morgan Stanley                          115,613
     2,673  Piper Jaffray Cos. (b)                   55,491
     4,466  Prospect Capital Corp.                   42,740
     2,895  SEI Investments Co.                      46,870
       917  State Street Corp.                       37,038
                                               ------------
                                                  1,100,981
                                               ------------

            CHEMICALS -- 3.5%
     2,210  A. Schulman, Inc.                        46,653
       386  Air Products and Chemicals, Inc.         33,250
     1,683  American Vanguard Corp.                  20,819
     2,017  Ashland, Inc.                           106,820
     4,492  Cabot Corp.                             135,569
     1,900  Cytec Industries, Inc.                   84,873
     5,252  Dow Chemical (The) Co.                  146,426
       738  E.I. du Pont de Nemours & Co.            35,476
     3,443  Eastman Chemical Co.                    135,276
     2,061  H.B. Fuller Co.                          44,291
       367  Koppers Holdings, Inc.                   12,144
     2,962  Kraton Performance Polymers, Inc.
               (b)                                   58,292
       982  LSB Industries, Inc. (b)                 34,792
     1,355  Minerals Technologies, Inc.              74,308
     6,180  Olin Corp.                              116,555
     1,845  OM Group, Inc. (b)                       53,339
     4,475  PolyOne Corp.                            50,075
       417  PPG Industries, Inc.                     36,033
     1,190  RPM International, Inc.                  26,739
     1,368  Sensient Technologies Corp.              50,561
       419  Stepan Co.                               32,385
     2,532  Tredegar Corp.                           49,045
       713  Valspar (The) Corp.                      24,862
                                               ------------
                                                  1,408,583
                                               ------------


Page 48         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS -- 3.5%
     2,394  Associated Banc-Corp.              $     26,693
     2,535  BancorpSouth, Inc.                       24,767
     1,956  Cathay General Bancorp                   27,364
       348  City Holding Co.                         11,435
       590  City National Corp.                      25,028
       656  Columbia Banking System, Inc.            12,510
     1,493  East West Bancorp, Inc.                  29,069
     1,096  F.N.B. Corp.                             11,059
     5,840  Fifth Third Bancorp                      70,138
     7,613  First Commonwealth Financial Corp.       35,096
     1,960  FirstMerit Corp.                         27,460
     2,910  Fulton Financial Corp.                   27,470
     1,002  Glacier Bancorp, Inc.                    11,373
    22,624  Hanmi Financial Corp. (b)                22,624
    18,432  Huntington Bancshares, Inc.              95,478
       432  Independent Bank Corp.                   11,197
     6,771  International Bancshares Corp.          122,690
    19,893  KeyCorp                                 140,445
       422  M&T Bank Corp.                           32,118
     3,094  Nara Bancorp, Inc. (b)                   26,237
       504  NBT Bancorp, Inc.                        10,846
     1,007  Old National Bancorp                     11,651
       858  Pinnacle Financial Partners, Inc.
               (b)                                   12,879
     1,836  PNC Financial Services Group, Inc.       98,611
     2,497  PrivateBancorp, Inc.                     27,217
       681  Prosperity Bancshares, Inc.              26,212
     1,162  S&T Bancorp, Inc.                        21,694
       865  Simmons First National Corp., Class
               A                                     22,455
     1,716  Susquehanna Bancshares, Inc.             12,458
       602  SVB Financial Group (b)                  27,656
     4,861  TCF Financial Corp.                      51,721
     1,227  Trustmark Corp.                          27,166
       293  UMB Financial Corp.                      10,803
     1,068  Umpqua Holdings Corp.                    12,229
       467  United Bankshares, Inc.                  11,087
     4,365  Webster Financial Corp.                  85,729
     1,223  Wells Fargo & Co.                        31,688
       364  Wintrust Financial Corp.                 10,512
     6,288  Zions Bancorporation                    109,160
                                               ------------
                                                  1,412,025
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.6%
       985  ABM Industries, Inc.                     19,917
     4,704  Avery Dennison Corp.                    125,126
     1,910  Brink's (The) Co.                        53,079
     1,048  Cintas Corp.                             31,325
     3,591  Deluxe Corp.                             84,819
     1,470  G&K Services, Inc., Class A              44,629
     1,012  Geo Group (The), Inc. (b)                18,449
       571  Mobile Mini, Inc. (b)                    10,358
     4,177  R.R. Donnelley & Sons Co.                68,085


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
     1,051  Republic Services, Inc.            $     29,911
     7,422  Standard Register (The) Co.              19,223
     2,512  Sykes Enterprises, Inc. (b)              40,016
       829  UniFirst Corp.                           43,398
     1,034  United Stationers, Inc.                  32,892
     1,659  Viad Corp.                               34,723
                                               ------------
                                                    655,950
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.1%
       912  Arris Group, Inc. (b)                     9,813
     2,409  Bel Fuse, Inc., Class B                  43,073
     2,245  Black Box Corp.                          62,837
     3,808  Cisco Systems, Inc.                      70,562
     1,337  Comtech Telecommunications Corp.         44,268
       854  Digi International, Inc. (b)             10,923
     4,429  Harris Corp.                            167,195
     1,565  Plantronics, Inc.                        52,287
                                               ------------
                                                    460,958
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.2%
     6,253  Dell, Inc. (b)                           98,860
     6,741  Hewlett-Packard Co.                     179,378
     1,343  Intevac, Inc. (b)                        10,811
     5,599  Lexmark International, Inc., Class
               A (b)                                177,488
                                               ------------
                                                    466,537
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.3%
     6,299  AECOM Technology Corp. (b)              131,775
     4,138  Aegion Corp. (b)                         61,201
     1,128  Comfort Systems USA, Inc.                12,408
     1,227  Dycom Industries, Inc. (b)               23,841
     1,827  Jacobs Engineering Group, Inc. (b)       70,887
     2,826  KBR, Inc.                                78,874
     3,753  URS Corp. (b)                           133,982
                                               ------------
                                                    512,968
                                               ------------

            CONSUMER FINANCE -- 0.4%
     2,977  Capital One Financial Corp.             135,930
     1,286  Discover Financial Services              30,298
                                               ------------
                                                    166,228
                                               ------------

            CONTAINERS & PACKAGING -- 1.4%
     3,019  Bemis Co., Inc.                          84,864
     2,076  Greif, Inc., Class A                     92,963
     5,851  Owens-Illinois, Inc. (b)                117,488
     2,866  Packaging Corp. of America               74,746
     7,064  Sealed Air Corp.                        125,739
     1,577  Sonoco Products Co.                      49,502
                                               ------------
                                                    545,302
                                               ------------

            DISTRIBUTORS -- 0.2%
     8,729  Audiovox Corp., Class A (b)              62,063
                                               ------------


Page 49         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES --
               0.8%
     8,529  Career Education Corp. (b)         $    137,573
     1,021  Hillenbrand, Inc.                        21,553
     5,924  Lincoln Educational Services Corp.       55,389
     1,447  Matthews International Corp., Class
               A                                     50,848
     1,580  Regis Corp.                              25,849
     3,951  School Specialty, Inc. (b)               30,225
                                               ------------
                                                    321,437
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.7%
     3,453  Citigroup, Inc.                         109,080
       120  CME Group, Inc.                          33,067
     3,916  JPMorgan Chase & Co.                    136,120
     6,673  Leucadia National Corp.                 179,037
     3,823  NASDAQ OMX Group (The), Inc. (b)         95,766
     5,076  NYSE Euronext                           134,870
                                               ------------
                                                    687,940
                                               -------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.9%
     5,306  AT&T, Inc.                              155,519
     2,671  CenturyLink, Inc.                        94,179
    14,480  Frontier Communications Corp.            90,645
     1,145  General Communication, Inc., Class
               A (b)                                 10,820
                                               ------------
                                                    351,163
                                               ------------

            ELECTRIC UTILITIES -- 2.6%
       513  ALLETE, Inc.                             20,269
     2,327  American Electric Power Co., Inc.        91,404
     1,304  Cleco Corp.                              48,078
     4,426  Duke Energy Corp.                        90,379
     2,313  Edison International                     93,908
     1,780  Entergy Corp.                           123,123
     1,384  Exelon Corp.                             61,436
     3,460  Great Plains Energy, Inc.                71,760
     1,178  IDACORP, Inc.                            47,568
     1,092  NextEra Energy, Inc.                     61,589
       876  Northeast Utilities                      30,283
     3,027  NV Energy, Inc.                          48,553
     3,117  Pepco Holdings, Inc.                     61,717
     1,374  Pinnacle West Capital Corp.              62,627
     1,033  PPL Corp.                                30,339
       285  UIL Holdings Corp.                        9,713
       780  Unisource Energy Corp.                   29,078
     1,685  Westar Energy, Inc.                      45,933
                                               ------------
                                                  1,027,757
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.0%
     1,066  Brady Corp., Class A                     32,748
       714  Emerson Electric Co.                     34,358


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            ELECTRICAL EQUIPMENT (CONTINUED)
     1,369  Encore Wire Corp.                  $     36,388
     3,813  General Cable Corp. (b)                 106,916
       899  Hubbell, Inc., Class B                   53,751
     1,472  Regal-Beloit Corp.                       78,207
     1,116  Thomas & Betts Corp. (b)                 55,454
                                               ------------
                                                    397,822
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 4.4%
       594  Anixter International, Inc. (b)          34,862
     4,007  Arrow Electronics, Inc. (b)             144,452
     4,268  Avnet, Inc. (b)                         129,363
       325  Badger Meter, Inc.                       10,640
     3,684  Benchmark Electronics, Inc. (b)          50,618
     1,019  Brightpoint, Inc. (b)                    10,343
     1,383  Checkpoint Systems, Inc. (b)             18,325
    12,244  Corning, Inc.                           174,967
     4,619  CTS Corp.                                42,864
     1,579  Electro Scientific Industries, Inc.
               (b)                                   19,406
     5,520  Ingram Micro, Inc., Class A (b)          98,698
     2,481  Insight Enterprises, Inc. (b)            41,929
     3,773  Itron, Inc. (b)                         138,809
     3,315  Jabil Circuit, Inc.                      68,156
     5,924  LoJack Corp. (b)                         19,668
     3,791  Methode Electronics, Inc.                35,218
     7,429  Molex, Inc.                             183,422
       919  MTS Systems Corp.                        33,700
     4,433  Newport Corp. (b)                        61,397
       879  Park Electrochemical Corp.               24,876
     1,660  Plexus Corp. (b)                         42,662
     1,956  Rofin-Sinar Technologies, Inc. (b)       50,856
       953  ScanSource, Inc. (b)                     33,126
     1,829  SYNNEX Corp. (b)                         52,803
     2,060  Tech Data Corp. (b)                     101,311
    13,314  Vishay Intertechnology, Inc. (b)        143,126
                                               ------------
                                                  1,765,597
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 3.7%
     1,917  Baker Hughes, Inc.                      111,167
       885  Bristow Group, Inc.                      44,055
     9,161  Exterran Holdings, Inc. (b)              87,029
     2,899  Halliburton Co.                         108,307
     5,098  Helix Energy Solutions Group, Inc.
               (b)                                   92,070
     3,728  Helmerich & Payne, Inc.                 198,255
       377  Hornbeck Offshore Services, Inc.
               (b)                                   12,381
     4,413  Matrix Service Co. (b)                   46,866
     9,622  Nabors Industries Ltd. (b)              176,371
     2,010  Noble Corp.                              72,239
       500  OYO Geospace Corp. (b)                   39,290
     6,419  Patterson-UTI Energy, Inc.              130,434
     3,923  Pioneer Drilling Co. (b)                 38,798


Page 50         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
       977  Rowan Cos., Inc. (b)               $     33,697
       597  SEACOR Holdings, Inc.                    50,835
     2,432  TETRA Technologies, Inc. (b)             23,104
     1,059  Tidewater, Inc.                          52,135
     3,015  Unit Corp. (b)                          147,916
                                               ------------
                                                  1,464,949
                                               ------------

            FOOD & STAPLES RETAILING -- 1.6%
     1,116  Andersons (The), Inc.                    41,203
       215  Casey's General Stores, Inc.             10,653
     1,756  CVS Caremark Corp.                       63,743
     2,686  Kroger (The) Co.                         62,261
     1,780  Nash Finch Co.                           46,850
     1,713  Ruddick Corp.                            74,875
     7,093  Safeway, Inc.                           137,391
     2,426  Spartan Stores, Inc.                     41,533
     1,139  Sysco Corp.                              31,573
     1,793  Walgreen Co.                             59,528
     1,136  Wal-Mart Stores, Inc.                    64,434
                                               ------------
                                                    634,044
                                               ------------

            FOOD PRODUCTS -- 1.8%
     6,100  Archer-Daniels-Midland Co.              176,534
     2,269  Corn Products International, Inc.       110,047
     6,650  Dean Foods Co. (b)                       64,638
       290  Ralcorp Holdings, Inc. (b)               23,444
     1,423  Seneca Foods Corp., Class A (b)          29,954
     5,708  Smithfield Foods, Inc. (b)              130,485
     8,718  Tyson Foods, Inc., Class A              168,257
                                               ------------
                                                    703,359
                                               ------------

            GAS UTILITIES -- 0.6%
       546  AGL Resources, Inc.                      22,899
     1,372  Atmos Energy Corp.                       47,087
       485  Laclede Group (The), Inc.                19,458
       457  National Fuel Gas Co.                    28,010
       779  Southwest Gas Corp.                      30,755
     2,542  UGI Corp.                                72,879
       570  WGL Holdings, Inc.                       24,402
                                               ------------
                                                    245,490
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.4%
       402  Becton, Dickinson & Co.                  31,448
    19,960  Boston Scientific Corp. (b)             117,564
     1,231  CareFusion Corp. (b)                     31,514
       408  CONMED Corp. (b)                         10,718
       669  Covidien PLC                             31,470
     2,395  Greatbatch, Inc. (b)                     53,480
     1,483  Hill-Rom Holdings, Inc.                  49,933
       765  ICU Medical, Inc. (b)                    30,072
       815  Invacare Corp.                           18,297
     1,774  Medtronic, Inc.                          61,629


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
     1,975  Natus Medical, Inc. (b)            $     16,985
     1,521  STERIS Corp.                             47,121
     3,649  Symmetry Medical, Inc. (b)               33,169
       551  Zimmer Holdings, Inc. (b)                28,999
                                               ------------
                                                    562,399
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.9%
     3,245  Aetna, Inc.                             129,021
     3,234  Amedisys, Inc. (b)                       42,463
     2,853  AMERIGROUP Corp. (b)                    158,712
       835  AmSurg Corp. (b)                         21,151
       655  Centene Corp. (b)                        23,023
     6,689  Community Health Systems, Inc. (b)      116,924
     5,253  Coventry Health Care, Inc. (b)          167,098
     2,246  Cross Country Healthcare, Inc. (b)       11,230
     8,682  Gentiva Health Services, Inc. (b)        35,944
     4,875  Healthways, Inc. (b)                     34,905
     1,216  Humana, Inc.                            103,226
    12,912  Kindred Healthcare, Inc. (b)            150,425
     2,809  LHC Group, Inc. (b)                      44,073
     2,430  LifePoint Hospitals, Inc. (b)            93,944
       778  Magellan Health Services, Inc. (b)       40,044
     3,104  Molina Healthcare, Inc. (b)              65,743
     1,974  PharMerica Corp. (b)                     30,794
       477  PSS World Medical, Inc. (b)              10,613
     1,279  UnitedHealth Group, Inc.                 61,379
     4,179  VCA Antech, Inc. (b)                     84,917
     1,807  WellPoint, Inc.                         124,502
                                               ------------
                                                  1,550,131
                                               ------------

            HOTELS, RESTAURANTS & LEISURE -- 1.7%
     2,342  Bob Evans Farms, Inc.                    77,052
     7,665  Boyd Gaming Corp. (b)                    49,669
     3,893  Carnival Corp.                          137,072
     1,949  International Speedway Corp., Class
               A                                     46,503
     3,774  Marcus (The) Corp.                       44,986
     2,880  Monarch Casino & Resort, Inc. (b)        29,635
    11,862  Multimedia Games, Inc. (b)               78,408
     3,161  O'Charley's, Inc. (b)                    19,630
     3,102  Pinnacle Entertainment, Inc. (b)         35,115
     1,169  Red Robin Gourmet Burgers, Inc. (b)      29,307
     6,693  Ruby Tuesday, Inc. (b)                   56,154
     8,754  Ruth's Hospitality Group, Inc. (b)       41,319
     2,233  Shuffle Master, Inc. (b)                 23,692
                                               ------------
                                                    668,542
                                               ------------

            HOUSEHOLD DURABLES -- 1.6%
     4,813  American Greetings Corp., Class A        77,056
     2,070  Ethan Allen Interiors, Inc.              40,986
     2,064  Harman International Industries,
               Inc.                                  89,082


Page 51         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOUSEHOLD DURABLES (CONTINUED)
     1,908  Helen of Troy Ltd. (b)             $     55,198
     6,467  La-Z-Boy, Inc. (b)                       65,705
     2,075  Mohawk Industries, Inc. (b)             109,249
     4,969  Newell Rubbermaid, Inc.                  73,541
     2,364  Whirlpool Corp.                         120,115
                                               ------------
                                                    630,932
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.1%
     5,305  Central Garden & Pet Co., Class A
               (b)                                   46,631
                                               ------------

            INDEPENDENT POWER PRODUCERS & ENERGY
               TRADERS -- 0.6%
     6,043  AES (The) Corp. (b)                      67,802
     7,135  NRG Energy, Inc. (b)                    152,832
                                               ------------
                                                    220,634
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.7%
       822  3M Co.                                   64,954
     1,397  Carlisle Cos., Inc.                      58,283
     1,935  General Electric Co.                     32,334
       905  Standex International Corp.              34,942
     2,171  Tyco International Ltd.                  98,889
                                               ------------
                                                    289,402
                                               ------------

            INSURANCE -- 5.8%
     1,460  ACE Ltd.                                105,339
     2,866  American Financial Group, Inc.          102,689
     5,374  American International Group, Inc.
               (b)                                  132,684
       510  AMERISAFE, Inc. (b)                      10,990
     1,251  Brown & Brown, Inc.                      27,622
     1,475  Chubb (The) Corp.                        98,899
     1,745  Delphi Financial Group, Inc., Class
               A                                     46,208
     1,472  Employers Holdings, Inc.                 23,876
       280  Everest Re Group, Ltd.                   25,178
     4,399  Fidelity National Financial, Inc.,
               Class A                               67,921
     5,217  First American Financial Corp.           62,604
       627  Hanover Insurance Group, Inc.            23,926
     7,309  Hartford Financial Services Group
               (The), Inc.                          140,698
     1,646  HCC Insurance Holdings, Inc.             43,800
     2,469  Horace Mann Educators Corp.              33,208
       716  Infinity Property & Casualty Corp.       41,499
     2,787  Kemper Corp.                             74,942
     7,547  Lincoln National Corp.                  143,770
     1,161  Mercury General Corp.                    50,271
     3,433  National Financial Partners Corp.
               (b)                                   46,929
       217  Navigators Group (The), Inc. (b)          9,900
     4,569  Presidential Life Corp.                  45,324
     2,602  Principal Financial Group, Inc.          67,080
       521  ProAssurance Corp.                       39,883
     1,661  Progressive (The) Corp.                  31,576


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INSURANCE (CONTINUED)
     5,697  Protective Life Corp.              $    105,964
     1,259  Prudential Financial, Inc.               68,238
     1,938  Reinsurance Group of America, Inc.      101,222
       295  RLI Corp.                                20,750
       248  Safety Insurance Group, Inc.             10,570
     2,878  Selective Insurance Group, Inc.          46,134
     3,230  StanCorp Financial Group, Inc.          109,626
     3,186  Stewart Information Services Corp.       31,987
     2,538  Torchmark Corp.                         103,880
     1,816  Travelers (The) Cos., Inc.              105,964
     4,221  Unum Group                              100,629
       750  W. R. Berkley Corp.                      26,108
                                               ------------
                                                  2,327,888
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.0%
     1,551  Nutrisystem, Inc.                        19,170
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 0.8%
     9,275  AOL, Inc. (b)                           130,963
     2,246  InfoSpace, Inc. (b)                      19,675
     9,163  United Online, Inc.                      54,153
     6,723  Yahoo!, Inc. (b)                        105,148
                                               ------------
                                                    309,939
                                               ------------

            IT SERVICES -- 2.1%
       752  CACI International, Inc., Class A
               (b)                                   41,277
     5,636  Computer Sciences Corp.                 177,309
     8,345  CoreLogic, Inc. (b)                     101,559
     1,524  DST Systems, Inc.                        76,490
     2,425  Fidelity National Information
               Services, Inc.                        63,486
     3,547  ManTech International Corp., Class
               A                                    124,606
     4,017  NCI, Inc., Class A (b)                   54,832
     9,989  SAIC, Inc. (b)                          124,163
     1,232  TeleTech Holdings, Inc. (b)              21,535
     3,484  Total System Services, Inc.              69,297
                                               ------------
                                                    854,554
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     1,296  Arctic Cat, Inc. (b)                     26,322
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.5%
     1,916  Affymetrix, Inc. (b)                     10,710
       490  Bio-Rad Laboratories, Inc., Class A
               (b)                                   48,780
     5,589  Cambrex Corp. (b)                        30,795
     8,421  eResearchTechnology, Inc. (b)            43,031
     1,535  PerkinElmer, Inc.                        31,729
       582  Thermo Fisher Scientific, Inc. (b)       29,257
                                               ------------
                                                    194,302
                                               ------------


Page 52         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY -- 4.6%
     1,426  Actuant Corp., Class A             $     32,085
     2,576  AGCO Corp. (b)                          112,906
     1,543  Albany International Corp., Class A      34,856
       641  Astec Industries, Inc. (b)               21,313
       975  Barnes Group, Inc.                       22,688
     2,085  Briggs & Stratton Corp.                  30,441
     1,435  Cascade Corp.                            61,849
       639  CIRCOR International, Inc.               22,250
     1,247  Crane Co.                                55,005
     2,531  Dover Corp.                             140,546
     2,492  Eaton Corp.                             111,692
     1,473  ESCO Technologies, Inc.                  45,030
     3,444  Harsco Corp.                             79,384
       714  IDEX Corp.                               25,311
     2,127  Illinois Tool Works, Inc.               103,436
       702  ITT Corp.                                32,011
     1,317  John Bean Technologies Corp.             21,256
       327  Kaydon Corp.                             10,287
     2,110  Lydall, Inc. (b)                         23,126
       487  Mueller Industries, Inc.                 19,699
       560  Nordson Corp.                            25,967
     7,072  Oshkosh Corp. (b)                       147,522
     1,869  Parker Hannifin Corp.                   152,417
       695  Pentair, Inc.                            24,985
     1,328  Snap-on, Inc.                            71,274
       983  SPX Corp.                                53,682
     1,802  Stanley Black & Decker, Inc.            115,058
     3,391  Timken (The) Co.                        142,829
     3,119  Trinity Industries, Inc.                 85,055
       705  Watts Water Technologies, Inc.,
               Class A                               22,201
                                               ------------
                                                  1,846,161
                                               ------------

            MEDIA -- 2.0%
     2,894  CBS Corp., Class B                       74,694
     5,365  E.W. Scripps (The) Co., Class A (b)      44,744
    15,880  Gannett Co., Inc.                       185,637
     3,322  Harte-Hanks, Inc.                        29,167
     3,933  Meredith Corp.                          105,523
     1,588  Scholastic Corp.                         42,638
     1,968  Time Warner, Inc.                        68,860
     2,933  Walt Disney (The) Co.                   102,303
       463  Washington Post (The) Co., Class B      157,494
                                               ------------
                                                    811,060
                                               ------------

            METALS & MINING -- 2.1%
     1,716  A.M. Castle & Co. (b)                    23,492
    12,327  Alcoa, Inc.                             132,639
     5,361  Century Aluminum Co. (b)                 59,829
     4,682  Commercial Metals Co.                    58,197
       212  Kaiser Aluminum Corp.                     9,849
     2,113  Materion Corp. (b)                       55,868
       932  Nucor Corp.                              35,211


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            METALS & MINING (CONTINUED)
     2,829  Olympic Steel, Inc.                $     57,853
     2,618  Reliance Steel & Aluminum Co.           115,689
     8,976  Steel Dynamics, Inc.                    112,110
     2,680  United States Steel Corp.                67,965
     6,374  Worthington Industries, Inc.            110,143
                                               ------------
                                                    838,845
                                               ------------

            MULTILINE RETAIL -- 1.0%
     3,523  Fred's, Inc., Class A                    42,946
     3,304  J. C. Penney Co., Inc.                  105,992
     1,802  Kohl's Corp.                             95,524
     7,632  Saks, Inc. (b)                           80,670
       513  Sears Holdings Corp. (b)                 40,106
    10,669  Tuesday Morning Corp. (b)                38,622
                                               ------------
                                                    403,860
                                               ------------

            MULTI-UTILITIES -- 2.3%
     1,151  Alliant Energy Corp.                     46,938
       991  Ameren Corp.                             31,593
     1,181  Avista Corp.                             30,056
     2,980  CMS Energy Corp.                         62,044
       517  Consolidated Edison, Inc.                29,919
     1,805  DTE Energy Co.                           94,059
       607  Integrys Energy Group, Inc.              32,116
     3,480  MDU Resources Group, Inc.                71,723
     2,759  NiSource, Inc.                           60,946
       588  NorthWestern Corp.                       20,257
       466  OGE Energy Corp.                         24,111
     1,394  PG&E Corp.                               59,803
     2,651  Public Service Enterprise Group,
               Inc.                                  89,339
       729  SCANA Corp.                              30,822
     2,291  Sempra Energy                           123,095
     1,722  TECO Energy, Inc.                        31,977
       822  Vectren Corp.                            23,328
     2,389  Xcel Energy, Inc.                        61,756
                                               ------------
                                                    923,882
                                               ------------

            OFFICE ELECTRONICS -- 0.4%
    21,713  Xerox Corp.                             177,612
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 9.2%
     5,001  Alpha Natural Resources, Inc. (b)       120,224
       468  Anadarko Petroleum Corp.                 36,738
     1,886  Apache Corp.                            187,902
     6,107  Arch Coal, Inc.                         111,269
     2,309  Chesapeake Energy Corp.                  64,929
     1,636  Chevron Corp.                           171,862
     1,998  Cimarex Energy Co.                      127,872
     5,760  Comstock Resources, Inc. (b)            105,062
     2,390  ConocoPhillips                          166,463
     2,128  Devon Energy Corp.                      138,214
     2,178  Energen Corp.                           106,853
       831  EOG Resources, Inc.                      74,316


Page 53         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
     1,624  Exxon Mobil Corp.                  $    126,818
     8,587  Forest Oil Corp. (b)                    100,124
     1,583  GeoResources, Inc. (b)                   42,013
     2,885  Hess Corp.                              180,486
     1,698  HollyFrontier Corp.                      52,112
     7,013  Marathon Oil Corp.                      182,548
     4,359  Marathon Petroleum Corp.                156,488
     3,427  Murphy Oil Corp.                        189,753
       417  Noble Energy, Inc.                       37,255
     2,117  Occidental Petroleum Corp.              196,754
     7,894  Patriot Coal Corp. (b)                   99,149
     6,743  Penn Virginia Corp.                      41,065
     1,453  Petroleum Development Corp. (b)          37,938
     3,414  PetroQuest Energy, Inc. (b)              24,888
     3,921  Plains Exploration & Production Co.
               (b)                                  123,511
     4,358  QEP Resources, Inc.                     154,927
     2,956  Stone Energy Corp. (b)                   71,801
     1,543  Swift Energy Co. (b)                     47,247
     7,773  Tesoro Corp. (b)                        201,632
     8,512  Valero Energy Corp.                     209,395
       288  World Fuel Services Corp.                11,477
                                               ------------
                                                  3,699,085
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.2%
       829  Clearwater Paper Corp. (b)               27,465
     1,633  Domtar Corp.                            133,759
     5,074  International Paper Co.                 140,550
     3,602  MeadWestvaco Corp.                      100,532
     2,649  Neenah Paper, Inc.                       43,708
     5,877  Wausau Paper Corp.                       44,077
                                               ------------
                                                    490,091
                                               ------------

            PERSONAL PRODUCTS -- 0.0%
     1,037  Prestige Brands Holdings, Inc. (b)       10,972
                                               ------------

            PHARMACEUTICALS -- 0.6%
     4,915  Forest Laboratories, Inc. (b)           153,839
     2,524  Medicines (The) Co. (b)                  47,249
     1,668  Pfizer, Inc.                             32,126
                                               ------------
                                                    233,214
                                               ------------

            PROFESSIONAL SERVICES -- 0.6%
       571  Heidrick & Struggles International,
               Inc.                                  11,294
     4,204  Kelly Services, Inc., Class A            68,736
     7,305  Korn/Ferry International (b)            116,661
     3,039  Navigant Consulting, Inc. (b)            34,432
                                               ------------
                                                    231,123
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS -- 0.5%
     2,604  Getty Realty Corp.                       41,508


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     9,732  Weyerhaeuser Co.                   $    174,981
                                               ------------
                                                    216,489
                                               ------------

            ROAD & RAIL -- 1.1%
     1,744  Arkansas Best Corp.                      35,926
     2,012  Con-way, Inc.                            59,294
     1,580  CSX Corp.                                35,092
     1,385  Heartland Express, Inc.                  18,573
     1,411  Knight Transportation, Inc.              21,447
     3,145  Ryder System, Inc.                      160,206
       361  Union Pacific Corp.                      35,945
     3,206  Werner Enterprises, Inc.                 75,982
                                               ------------
                                                    442,465
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.7%
     5,560  Advanced Energy Industries, Inc. (b)     51,930
    14,622  Applied Materials, Inc.                 180,143
     3,029  ATMI, Inc. (b)                           61,792
     5,880  Brooks Automation, Inc.                  61,446
       819  Cabot Microelectronics Corp. (b)         31,548
     4,851  Cohu, Inc.                               53,798
     1,010  Cymer, Inc. (b)                          43,884
    10,306  Fairchild Semiconductor
               International, Inc. (b)              154,281
    21,613  Integrated Device Technology, Inc.
               (b)                                  131,407
     7,095  Intel Corp.                             174,111
     5,978  International Rectifier Corp. (b)       145,206
     4,327  Intersil Corp., Class A                  51,794
     3,082  KLA-Tencor Corp.                        145,131
     2,931  Lam Research Corp. (b)                  126,004
    22,512  MEMC Electronic Materials, Inc. (b)     134,847
     2,207  MKS Instruments, Inc.                    58,794
     5,552  Novellus Systems, Inc. (b)              191,822
     4,719  NVIDIA Corp. (b)                         69,841
     5,068  Pericom Semiconductor Corp. (b)          43,027
     7,163  Rudolph Technologies, Inc. (b)           52,791
       484  Standard Microsystems Corp. (b)          11,984
     5,909  STR Holdings, Inc. (b)                   50,522
       543  Supertex, Inc. (b)                       10,024
    13,745  Teradyne, Inc. (b)                      196,828
     4,014  Tessera Technologies, Inc. (b)           55,273
       547  Ultratech, Inc. (b)                      11,925
                                               ------------
                                                  2,300,153
                                               ------------

            SOFTWARE -- 0.8%
     2,440  Adobe Systems, Inc. (b)                  71,760
     4,558  CA, Inc.                                 98,726
     3,850  Compuware Corp. (b)                      32,533
       749  EPIQ Systems, Inc.                       10,681
     1,020  Fair Isaac Corp.                         27,897
     4,628  Mentor Graphics Corp. (b)                52,574


Page 54         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    21,709  THQ, Inc. (b)                      $     46,240
                                               ------------
                                                    340,411
                                               ------------

            SPECIALTY RETAIL -- 4.8%
     3,527  Aaron's, Inc.                            94,383
     5,698  American Eagle Outfitters, Inc.          74,815
     5,645  Barnes & Noble, Inc.                     69,264
     6,495  Best Buy Co., Inc.                      170,364
     7,882  Big 5 Sporting Goods Corp.               60,928
     5,275  Brown Shoe Co., Inc.                     47,000
     1,249  Cato (The) Corp., Class A                32,012
     5,153  Collective Brands, Inc. (b)              75,285
     3,324  Foot Locker, Inc.                        72,663
     6,551  GameStop Corp., Class A (b)             167,509
     7,264  Gap (The), Inc.                         137,290
       792  Group 1 Automotive, Inc.                 36,084
     1,880  Haverty Furniture Cos., Inc.             21,846
     1,959  Lithia Motors, Inc., Class A             40,297
     4,575  Lowe's Cos., Inc.                        96,166
    32,419  Office Depot, Inc. (b)                   74,239
     9,881  OfficeMax, Inc. (b)                      50,591
     3,805  Pep Boys-Manny, Moe & Jack (The)         43,757
     9,579  RadioShack Corp.                        114,086
     4,055  Rent-A-Center, Inc.                     138,478
     4,441  Sonic Automotive, Inc., Class A          65,149
     2,708  Stage Stores, Inc.                       42,326
     8,870  Staples, Inc.                           132,695
     7,668  Stein Mart, Inc.                         55,593
                                               ------------
                                                  1,912,820
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.2%
     2,549  Perry Ellis International, Inc. (b)      63,980
     1,338  Skechers U.S.A., Inc., Class A (b)       19,080
                                               ------------
                                                     83,060
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.4%
     8,684  Astoria Financial Corp.                  72,077
     1,218  Brookline Bancorp, Inc.                  10,182
     1,854  Dime Community Bancshares, Inc.          22,100
     1,871  New York Community Bancorp, Inc.         24,903
     1,747  Provident Financial Services, Inc.       22,624
     2,105  TrustCo Bank Corp. NY                    10,441
                                               ------------
                                                    162,327
                                               ------------

            TOBACCO -- 0.3%
     3,104  Universal Corp.                         132,913
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.4%
     1,037  Applied Industrial Technologies,
               Inc.                                  34,864
     2,155  GATX Corp.                               81,847
       674  Kaman Corp.                              22,410


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     2,083  Lawson Products, Inc.              $     34,724
                                               ------------
                                                    173,845
                                               ------------

            WIRELESS TELECOMMUNICATION SERVICES
               -- 0.6%
    29,103  Sprint Nextel Corp. (b)                  74,795
     5,238  Telephone and Data Systems, Inc.        121,417
     3,631  USA Mobility, Inc.                       47,457
                                               ------------
                                                    243,669
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        40,149,372
             (Cost $41,310,055)

            MONEY MARKET FUND -- 0.0%
    12,197  Morgan Stanley Institutional
             Treasury Money Market Fund - 0.01%
             (c)                                     12,197
             (Cost $12,197)                    ------------

            TOTAL INVESTMENTS -- 100.0%          40,161,569
             (Cost $41,322,252) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (16,201)
                                               ------------
            NET ASSETS -- 100.0%               $ 40,145,368
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2011.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,973,718 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,134,401.


Page 55         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
----------------------------------------------------------------
Common Stocks*          $40,149,372      $ --          $ --
Money Market Fund            12,197        --            --
                      ------------------------------------------
Total Investments       $40,161,569      $ --          $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 56         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 1.9%
       843  Aerovironment, Inc. (b)            $     27,844
     2,027  BE Aerospace, Inc. (b)                   76,479
       363  Boeing (The) Co.                         23,882
       934  Goodrich Corp.                          114,536
       499  Honeywell International, Inc.            26,148
       580  Precision Castparts Corp.                94,627
       416  Rockwell Collins, Inc.                   23,225
     1,722  Triumph Group, Inc.                     100,048
       312  United Technologies Corp.                24,330
                                               ------------
                                                    511,119
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.9%
     1,317  C.H. Robinson Worldwide, Inc.            91,439
     1,111  Expeditors International of
               Washington, Inc.                      50,662
       311  Forward Air Corp.                        10,185
     1,121  Hub Group, Inc., Class A (b)             35,043
       713  United Parcel Service, Inc., Class
               B                                     50,081
                                               ------------
                                                    237,410
                                               ------------

            AIRLINES -- 0.5%
     1,491  Alaska Air Group, Inc. (b)               99,196
       838  Allegiant Travel Co. (b)                 43,543
                                               ------------
                                                    142,739
                                               ------------

            AUTO COMPONENTS -- 0.5%
     1,109  BorgWarner, Inc. (b)                     84,828
     2,095  Gentex Corp.                             63,101
                                               ------------
                                                    147,929
                                               ------------

            AUTOMOBILES -- 0.2%
     1,313  Harley-Davidson, Inc.                    51,076
                                               ------------

            BEVERAGES -- 1.9%
       109  Boston Beer (The) Co., Inc., Class
               A (b)                                  9,644
       963  Brown-Forman Corp., Class B              71,965
     1,667  Coca-Cola (The) Co.                     113,890
     1,811  Coca-Cola Enterprises, Inc.              48,571
     2,325  Dr. Pepper Snapple Group, Inc.           87,071
       962  Hansen Natural Corp. (b)                 85,705
     1,456  PepsiCo, Inc.                            91,655
                                               ------------
                                                    508,501
                                               ------------

            BIOTECHNOLOGY -- 1.4%
     1,568  ArQule, Inc. (b)                          9,110
       727  Biogen Idec, Inc. (b)                    84,594
     1,820  Celgene Corp. (b)                       117,991
       896  Cubist Pharmaceuticals, Inc. (b)         33,878
     1,161  Gilead Sciences, Inc. (b)                48,367
       545  Regeneron Pharmaceuticals, Inc. (b)      30,138
     1,507  Vertex Pharmaceuticals, Inc. (b)         59,662
                                               ------------
                                                    383,740
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            BUILDING PRODUCTS -- 0.0%
       502  AAON, Inc.                         $     10,627
                                               ------------

            CAPITAL MARKETS -- 0.2%
       430  Affiliated Managers Group, Inc. (b)      39,822
                                               ------------

            CHEMICALS -- 3.2%
     1,059  Airgas, Inc.                             73,018
       849  Balchem Corp.                            31,303
     2,173  Calgon Carbon Corp. (b)                  34,659
       913  CF Industries Holdings, Inc.            148,153
       922  Ecolab, Inc.                             49,640
       316  FMC Corp.                                24,929
       747  Hawkins, Inc.                            28,595
     1,202  International Flavors & Fragrances,
               Inc.                                  72,793
       675  Intrepid Potash, Inc. (b)                18,785
       750  Monsanto Co.                             54,563
       552  NewMarket Corp.                         107,165
       482  Praxair, Inc.                            49,005
       376  Scotts Miracle-Gro (The) Co., Class
               A                                     18,240
     1,214  Sherwin-Williams (The) Co.              100,410
       729  Sigma-Aldrich Corp.                      47,735
                                               ------------
                                                    858,993
                                               ------------

            COMMERCIAL BANKS -- 0.4%
     1,135  Bank of the Ozarks, Inc.                 28,228
       697  Community Bank System, Inc.              17,815
       573  First Financial Bancorp                   9,397
     3,388  National Penn Bancshares, Inc.           26,426
       497  Signature Bank (b)                       27,708
       222  Tompkins Financial Corp.                  8,754
                                               ------------
                                                    118,328
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.4%
     1,636  Clean Harbors, Inc. (b)                  95,330
     1,288  Copart, Inc. (b)                         56,092
     2,220  Corrections Corp. of America (b)         49,351
     1,962  Healthcare Services Group, Inc.          34,041
       940  Herman Miller, Inc.                      19,411
     2,138  Iron Mountain, Inc.                      66,128
     3,590  Rollins, Inc.                            78,190
     1,117  Stericycle, Inc. (b)                     93,359
     1,268  Tetra Tech, Inc. (b)                     27,680
     2,482  Waste Connections, Inc.                  84,512
     1,384  Waste Management, Inc.                   45,575
                                               ------------
                                                    649,669
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 0.4%
       611  NETGEAR, Inc. (b)                        21,666
     1,046  Oplink Communications, Inc. (b)          16,966
       913  Polycom, Inc. (b)                        15,092
       928  QUALCOMM, Inc.                           47,885


Page 57         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT (CONTINUED)
       238  ViaSat, Inc. (b)                   $     10,136
                                               ------------
                                                    111,745
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.3%
       297  Apple, Inc. (b)                         120,220
     1,045  EMC Corp. (b)                            25,613
     2,235  SanDisk Corp. (b)                       113,247
     3,160  Super Micro Computer, Inc. (b)           50,560
       994  Synaptics, Inc. (b)                      33,587
                                               ------------
                                                    343,227
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.1%
       470  Fluor Corp.                              26,720
                                               ------------

            CONSUMER FINANCE -- 0.8%
     1,505  American Express Co.                     76,183
       774  Cash America International, Inc.         42,376
     1,109  EZCORP, Inc., Class A (b)                30,808
       944  First Cash Financial Services, Inc.
               (b)                                   39,176
       424  World Acceptance Corp. (b)               28,684
                                               ------------
                                                    217,227
                                               ------------

            CONTAINERS & PACKAGING -- 1.0%
     1,127  AptarGroup, Inc.                         54,062
     2,907  Ball Corp.                              100,495
       690  Rock-Tenn Co., Class A                   40,841
     1,827  Silgan Holdings, Inc.                    68,586
                                               ------------
                                                    263,984
                                               ------------

            DISTRIBUTORS -- 0.4%
     3,474  LKQ Corp. (b)                           101,371
                                               ------------

            DIVERSIFIED CONSUMER SERVICES -- 0.4%
       465  American Public Education, Inc. (b)      16,652
       553  Apollo Group, Inc., Class A (b)          26,184
       792  Coinstar, Inc. (b)                       37,810
     3,665  Service Corp. International              36,650
                                               ------------
                                                    117,296
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.9%
     1,450  Encore Capital Group, Inc. (b)           39,281
       571  IntercontinentalExchange, Inc. (b)       74,161
     2,221  Moody's Corp.                            78,823
     1,108  MSCI, Inc., Class A (b)                  36,996
       127  Portfolio Recovery Associates, Inc.
               (b)                                    8,908
                                               ------------
                                                    238,169
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.9%
       964  Atlantic Tele-Network, Inc.              36,584
     1,017  tw telecom, Inc. (b)                     18,815
     2,450  Verizon Communications, Inc.             90,601


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES (CONTINUED)
    7,731   Windstream Corp.                   $     94,086
                                               ------------
                                                    240,086
                                               ------------

            ELECTRIC UTILITIES -- 0.8%
     2,784  DPL, Inc.                                84,494
       986  El Paso Electric Co.                     31,582
     2,128  Southern Co.                             91,930
                                               ------------
                                                    208,006
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.6%
     1,018  AMETEK, Inc.                             40,231
       613  AZZ, Inc.                                27,377
       614  Belden, Inc.                             19,820
       453  II-VI, Inc. (b)                           8,612
       655  Roper Industries, Inc.                   53,120
                                               ------------
                                                    149,160
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
               COMPONENTS -- 1.1%
       538  Amphenol Corp., Class A                  25,550
       874  Cognex Corp.                             29,620
     2,767  Daktronics, Inc.                         27,947
       502  FARO Technologies, Inc. (b)              20,974
     1,056  FEI Co. (b)                              41,986
       875  FLIR Systems, Inc.                       23,012
       197  Littelfuse, Inc.                          9,645
       734  National Instruments Corp.               19,605
       473  OSI Systems, Inc. (b)                    20,954
     1,012  Rogers Corp. (b)                         43,688
       500  Trimble Navigation Ltd. (b)              20,205
       833  TTM Technologies, Inc. (b)                9,305
                                               ------------
                                                    292,491
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 0.9%
     1,118  Basic Energy Services, Inc. (b)          20,504
     1,086  Cameron International Corp. (b)          53,366
       164  CARBO Ceramics, Inc.                     22,279
       583  FMC Technologies, Inc. (b)               26,130
       150  Lufkin Industries, Inc.                   8,864
     1,425  Oceaneering International, Inc.          59,608
       658  Oil States International, Inc. (b)       45,803
       640  Superior Energy Services, Inc. (b)       17,997
                                               ------------
                                                    254,551
                                               ------------

            FOOD & STAPLES RETAILING -- 0.6%
     1,069  United Natural Foods, Inc. (b)           39,029
     1,725  Whole Foods Market, Inc.                124,407
                                               ------------
                                                    163,436
                                               ------------

            FOOD PRODUCTS -- 5.4%
     1,424  B&G Foods, Inc., Class A                 30,217
     1,929  Calavo Growers, Inc.                     43,538


Page 58         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
     1,259  Cal-Maine Foods, Inc.              $     41,950
     1,393  Campbell Soup Co.                        46,317
     2,515  Darling International, Inc. (b)          35,260
       495  Diamond Foods, Inc.                      32,546
     3,450  Flowers Foods, Inc.                      69,656
     2,344  General Mills, Inc.                      90,314
       904  Green Mountain Coffee Roasters,
               Inc. (b)                              58,778
     1,786  H. J. Heinz Co.                          95,444
     1,296  Hain Celestial Group (The), Inc.
               (b)                                   43,494
     1,902  Hershey (The) Co.                       108,851
     4,170  Hormel Foods Corp.                      122,890
       658  J & J Snack Foods Corp.                  33,933
     1,270  Kellogg Co.                              68,847
     3,357  Kraft Foods, Inc., Class A              118,099
     1,101  Lancaster Colony Corp.                   73,239
     1,466  McCormick & Co., Inc.                    71,189
     1,637  Mead Johnson Nutrition Co.              117,618
     4,135  Sara Lee Corp.                           73,603
     1,899  Snyders-Lance, Inc.                      40,297
       695  Tootsie Roll Industries, Inc.            17,215
       640  TreeHouse Foods, Inc. (b)                39,258
                                               ------------
                                                  1,472,553
                                               ------------

            GAS UTILITIES -- 0.2%
       359  Northwest Natural Gas Co.                16,773
       548  Piedmont Natural Gas Co., Inc.           17,914
       478  South Jersey Industries, Inc.            26,916
                                               ------------
                                                     61,603
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.8%
       345  Abaxis, Inc. (b)                          9,681
       523  Analogic Corp.                           28,284
     1,204  Baxter International, Inc.               66,196
       249  C. R. Bard, Inc.                         21,402
     1,125  Cantel Medical Corp.                     31,050
     1,060  Cooper (The) Cos., Inc.                  73,458
       837  Cyberonics, Inc. (b)                     24,106
       307  Edwards Lifesciences Corp. (b)           23,154
       294  Gen-Probe, Inc. (b)                      17,669
       270  Haemonetics Corp. (b)                    16,456
       487  IDEXX Laboratories, Inc. (b)             35,059
       309  Intuitive Surgical, Inc. (b)            134,063
       323  Kensey Nash Corp. (b)                     8,682
     1,018  Kinetic Concepts, Inc. (b)               69,621
     1,205  Merit Medical Systems, Inc. (b)          16,171
       456  Neogen Corp. (b)                         17,624
     1,166  ResMed, Inc. (b)                         32,998
     1,044  SonoSite, Inc. (b)                       32,354
       465  Stryker Corp.                            22,278
     1,542  Thoratec Corp. (b)                       56,298
       426  West Pharmaceutical Services, Inc.       16,559


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
       419  Zoll Medical Corp. (b)             $     15,842
                                               ------------
                                                    769,005
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.0%
       622  Air Methods Corp. (b)                    50,270
     3,024  AmerisourceBergen Corp.                 123,379
     1,289  Bio-Reference Laboratories, Inc. (b)     25,832
     1,455  Catalyst Health Solutions, Inc. (b)      79,981
       287  Chemed Corp.                             17,036
     2,151  CIGNA Corp.                              95,375
       559  CorVel Corp. (b)                         28,828
     1,028  Ensign Group (The), Inc.                 23,397
       591  Express Scripts, Inc. (b)                27,026
     2,426  Health Management Associates, Inc.,
               Class A (b)                           21,252
     1,086  Healthspring, Inc. (b)                   58,579
     1,354  Henry Schein, Inc. (b)                   93,859
     1,299  HMS Holdings Corp. (b)                   31,748
       665  IPC Hospitalist (The) Co. (b)            27,884
       570  Laboratory Corp. of America
               Holdings (b)                          47,795
       962  Medco Health Solutions, Inc. (b)         52,775
     1,071  MEDNAX, Inc. (b)                         70,472
       575  MWI Veterinary Supply, Inc. (b)          43,413
     1,575  Patterson Cos., Inc.                     49,565
       444  Quest Diagnostics, Inc.                  24,775
       494  Universal Health Services, Inc.,
               Class B                               19,745
     1,325  WellCare Health Plans, Inc. (b)          64,938
                                               ------------
                                                  1,077,924
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.9%
     3,727  Allscripts Healthcare Solutions,
               Inc. (b)                              71,372
     1,645  Cerner Corp. (b)                        104,342
       599  Computer Programs & Systems, Inc.        30,591
     1,149  Omnicell, Inc. (b)                       17,178
       814  Quality Systems, Inc.                    31,673
                                               ------------
                                                    255,156
                                               ------------

            HOTELS, RESTAURANTS & LEISURE -- 3.8%
        28  Biglari Holdings, Inc. (b)                9,663
       897  BJ's Restaurants, Inc. (b)               47,478
     2,407  Brinker International, Inc.              55,120
       661  Buffalo Wild Wings, Inc. (b)             43,772
       681  Cheesecake Factory (The), Inc. (b)       19,061
       371  Chipotle Mexican Grill, Inc. (b)        124,701
       196  Cracker Barrel Old Country Store,
               Inc.                                   8,309
     1,581  Darden Restaurants, Inc.                 75,698
     1,189  Interval Leisure Group, Inc. (b)         16,420


Page 59         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     1,367  Life Time Fitness, Inc. (b)        $     58,959
     1,027  McDonald's Corp.                         95,357
       484  Panera Bread Co., Class A (b)            64,706
     1,303  Papa John's International, Inc. (b)      43,989
       711  Peet's Coffee & Tea, Inc. (b)            45,305
     2,418  Starbucks Corp.                         102,378
       599  Texas Roadhouse, Inc.                     8,584
     1,581  Wyndham Worldwide Corp.                  53,232
       783  Wynn Resorts Ltd.                       103,982
       912  Yum! Brands, Inc.                        48,856
                                               ------------
                                                  1,025,570
                                               ------------

            HOUSEHOLD DURABLES -- 0.3%
       629  iRobot Corp. (b)                         21,298
       937  Tupperware Brands Corp.                  52,978
                                               ------------
                                                     74,276
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.6%
     1,520  Church & Dwight Co., Inc.                67,154
       679  Clorox (The) Co.                         45,452
       763  Colgate-Palmolive Co.                    68,952
     1,011  Energizer Holdings, Inc. (b)             74,602
     1,269  Kimberly-Clark Corp.                     88,462
     1,071  Procter & Gamble (The) Co.               68,533
       596  WD-40 Co.                                26,236
                                               ------------
                                                    439,391
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.1%
       523  Danaher Corp.                            25,287
                                               ------------

            INSURANCE -- 0.7%
     1,276  Arthur J. Gallagher & Co.                39,429
       730  Aspen Insurance Holdings Ltd.            19,338
     2,318  eHealth, Inc. (b)                        34,422
     4,442  Meadowbrook Insurance Group, Inc.        46,019
     1,732  Tower Group, Inc.                        41,100
                                               ------------
                                                    180,308
                                               ------------

            INTERNET & CATALOG RETAIL -- 1.2%
       521  Amazon.com, Inc. (b)                    111,239
     2,626  Expedia, Inc.                            68,959
     1,195  HSN, Inc. (b)                            42,625
       200  priceline.com, Inc. (b)                 101,544
                                               ------------
                                                    324,367
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 2.2%
     2,294  eBay, Inc. (b)                           73,018
       567  Equinix, Inc. (b)                        54,438
       133  Google, Inc., Class A (b)                78,821
     1,178  j2 Global Communications, Inc. (b)       36,259
     1,233  Liquidity Services, Inc. (b)             40,147
       796  LivePerson, Inc. (b)                     10,022
       478  LogMeIn, Inc. (b)                        19,440
     1,475  Rackspace Hosting, Inc. (b)              61,050


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
     1,197  RightNow Technologies, Inc. (b)    $     51,483
     1,936  Stamps.com, Inc.                         63,036
     5,394  ValueClick, Inc. (b)                     94,934
                                               ------------
                                                    582,648
                                               ------------

            IT SERVICES -- 4.4%
     2,139  Accenture PLC, Class A                  128,896
       906  Alliance Data Systems Corp. (b)          92,811
     1,433  Automatic Data Processing, Inc.          74,989
       834  Broadridge Financial Solutions,
               Inc.                                  18,557
     1,727  Cardtronics, Inc. (b)                    43,054
       719  Cognizant Technology Solutions
               Corp., Class A (b)                    52,307
       729  Forrester Research, Inc.                 26,106
     1,445  Gartner, Inc. (b)                        55,661
       832  Global Payments, Inc.                    38,205
       643  International Business Machines
               Corp.                                118,717
     2,317  Jack Henry & Associates, Inc.            75,094
       355  MasterCard, Inc., Class A               123,270
       680  MAXIMUS, Inc.                            27,431
     2,004  NeuStar, Inc., Class A (b)               63,707
     1,683  Teradata Corp. (b)                      100,408
       479  VeriFone Systems, Inc. (b)               20,219
     1,199  Virtusa Corp. (b)                        19,532
     1,053  Visa, Inc., Class A                      98,203
       207  Wright Express Corp. (b)                  9,704
                                               ------------
                                                  1,186,871
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS -- 1.1%
       563  Brunswick Corp.                           9,943
     1,671  JAKKS Pacific, Inc.                      31,699
     3,483  Mattel, Inc.                             98,360
     1,680  Polaris Industries, Inc.                106,411
     1,523  Sturm, Ruger & Co., Inc.                 46,177
                                               ------------
                                                    292,590
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.8%
       369  Covance, Inc. (b)                        18,719
       360  Mettler-Toledo International, Inc.
               (b)                                   55,296
       418  PAREXEL International Corp. (b)           9,209
     2,618  Pharmaceutical Product Development,
               Inc.                                  86,368
       494  Techne Corp.                             33,987
       290  Waters Corp. (b)                         23,235
                                               ------------
                                                    226,814
                                               ------------

            MACHINERY -- 3.0%
       297  Caterpillar, Inc.                        28,055
       574  CLARCOR, Inc.                            27,827
       551  Cummins, Inc.                            54,786


Page 60         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
       698  Deere & Co.                        $     52,978
     1,532  Donaldson Co., Inc.                      98,125
       266  EnPro Industries, Inc. (b)                9,161
       793  Gardner Denver, Inc.                     61,323
       491  Graco, Inc.                              21,083
     2,051  Kennametal, Inc.                         79,763
     1,737  Lincoln Electric Holdings, Inc.          63,227
       441  Lindsay Corp.                            25,622
       517  Pall Corp.                               26,455
       456  Robbins & Myers, Inc.                    20,379
       895  Tennant Co.                              34,627
       321  Toro (The) Co.                           17,347
       861  Valmont Industries, Inc.                 73,831
       952  Wabtec Corp.                             63,955
     1,226  Woodward, Inc.                           41,537
                                               ------------
                                                    800,081
                                               ------------

            MARINE -- 0.4%
     1,594  Kirby Corp. (b)                          98,095
                                               ------------

            MEDIA -- 2.0%
       478  Arbitron, Inc.                           18,991
     4,313  Comcast Corp., Class A                  101,140
     1,600  DIRECTV, Class A (b)                     72,736
       584  Discovery Communications, Inc.,
               Class A (b)                           25,381
       924  DreamWorks Animation SKG, Inc.,
               Class A (b)                           17,140
       756  John Wiley & Sons, Inc., Class A         35,955
     2,199  McGraw-Hill (The) Cos., Inc.             93,457
     4,371  News Corp., Class A                      76,580
       595  Omnicom Group, Inc.                      26,466
       719  Time Warner Cable, Inc.                  45,793
       566  Viacom, Inc., Class B                    24,819
                                               ------------
                                                    538,458
                                               ------------

            METALS & MINING -- 0.9%
       330  AMCOL International Corp.                 9,963
     1,870  Carpenter Technology Corp.              106,066
       546  Haynes International, Inc.               31,936
     1,433  Newmont Mining Corp.                     95,767
                                               ------------
                                                    243,732
                                               ------------

            MULTILINE RETAIL -- 2.8%
     3,645  99 Cents Only Stores (b)                 79,461
     2,588  Big Lots, Inc. (b)                       97,542
     1,118  Dollar Tree, Inc. (b)                    89,395
     2,216  Family Dollar Stores, Inc.              129,924
     4,281  Macy's, Inc.                            130,699
     2,467  Nordstrom, Inc.                         125,052
     1,839  Target Corp.                            100,685
                                               ------------
                                                    752,758
                                               ------------

            MULTI-UTILITIES -- 1.0%
     2,191  Black Hills Corp.                        73,858


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
     2,220  Dominion Resources, Inc.           $    114,530
     2,881  Wisconsin Energy Corp.                   93,431
                                               ------------
                                                    281,819
                                               ------------

            OFFICE ELECTRONICS -- 0.1%
       543  Zebra Technologies Corp., Class A
               (b)                                   19,407
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 2.6%
       466  Approach Resources, Inc. (b)             11,375
       463  Bill Barrett Corp. (b)                   19,261
     1,092  Cabot Oil & Gas Corp.                    84,870
       579  Contango Oil & Gas Co. (b)               37,253
     2,579  El Paso Corp.                            64,501
     2,113  EQT Corp.                               134,176
       981  Gulfport Energy Corp. (b)                30,548
     1,732  Northern Oil and Gas, Inc. (b)           41,863
     1,542  Range Resources Corp.                   106,151
     1,108  SM Energy Co.                            91,864
       658  Southwestern Energy Co. (b)              27,662
     1,838  Spectra Energy Corp.                     52,622
                                               ------------
                                                    702,146
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.5%
     1,642  Buckeye Technologies, Inc.               49,654
       398  Deltic Timber Corp.                      26,941
     2,279  KapStone Paper & Packaging Corp.
               (b)                                   37,375
       424  Schweitzer-Mauduit International,
               Inc.                                  29,816
                                               ------------
                                                    143,786
                                               ------------

            PERSONAL PRODUCTS -- 0.4%
     1,026  Estee Lauder (The) Cos., Inc.,
               Class A                              101,009
       513  Inter Parfums, Inc.                       9,460
       491  Medifast, Inc. (b)                        8,072
                                               ------------
                                                    118,541
                                               ------------

            PHARMACEUTICALS -- 3.3%
     1,763  Abbott Laboratories                      94,973
     1,094  Allergan, Inc.                           92,027
     2,872  Bristol-Myers Squibb Co.                 90,726
     1,828  Eli Lilly & Co.                          67,928
       599  Endo Pharmaceuticals Holdings, Inc.
               (b)                                   19,354
     1,179  Hi-Tech Pharmacal Co., Inc. (b)          41,878
       708  Johnson & Johnson                        45,588
     1,841  Medicis Pharmaceutical Corp., Class
               A                                     70,492
     2,067  Merck & Co., Inc.                        71,312
       297  Par Pharmaceutical Cos., Inc. (b)         9,088
       864  Perrigo Co.                              78,002
     1,451  Questcor Pharmaceuticals, Inc. (b)       58,925


Page 61         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
       267  Salix Pharmaceuticals Ltd. (b)     $      9,146
     2,190  ViroPharma, Inc. (b)                     44,326
     1,651  Watson Pharmaceuticals, Inc. (b)        110,881
                                               ------------
                                                    904,646
                                               ------------

            PROFESSIONAL SERVICES -- 1.1%
       880  Dolan (The) Co. (b)                       7,700
       712  Equifax, Inc.                            25,027
       766  Exponent, Inc. (b)                       36,906
     1,825  FTI Consulting, Inc. (b)                 71,923
       711  Insperity, Inc.                          18,329
     1,034  Robert Half International, Inc.          27,329
     1,404  Towers Watson & Co., Class A             92,243
     1,397  TrueBlue, Inc. (b)                       18,468
                                               ------------
                                                    297,925
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS -- 4.9%
     1,269  Acadia Realty Trust                      26,294
     2,256  American Campus Communities, Inc.        87,826
       992  Apartment Investment & Management
               Co., Class A                          24,473
       395  AvalonBay Communities, Inc.              52,808
       956  BioMed Realty Trust, Inc.                17,313
       245  Boston Properties, Inc.                  24,253
       793  BRE Properties, Inc.                     39,745
       607  Camden Property Trust                    36,808
     1,307  Colonial Properties Trust                26,506
       208  EastGroup Properties, Inc.                9,071
       204  Entertainment Properties Trust            9,139
       870  Equity Residential                       51,052
       280  Essex Property Trust, Inc.               39,973
       850  Extra Space Storage, Inc.                19,150
       407  Federal Realty Investment Trust          36,125
     1,929  HCP, Inc.                                76,871
     1,445  Health Care REIT, Inc.                   76,137
       418  Home Properties, Inc.                    24,620
     1,085  Inland Real Estate Corp.                  8,137
       252  Kilroy Realty Corp.                       9,246
       577  Liberty Property Trust                   18,464
       625  LTC Properties, Inc.                     17,725
       394  Macerich (The) Co.                       19,605
       262  Mid-America Apartment Communities,
               Inc.                                  16,349
       884  National Retail Properties, Inc.         24,089
       684  Post Properties, Inc.                    28,099
       532  Potlatch Corp.                           17,279
       160  PS Business Parks, Inc.                   8,517
       406  Public Storage                           52,394
     1,369  Rayonier, Inc.                           57,128
     1,041  Realty Income Corp.                      34,780
     1,558  Senior Housing Properties Trust          34,961
       615  Simon Property Group, Inc.               78,991


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
      425   Sovran Self Storage, Inc.          $     18,785
       913  Tanger Factory Outlet Centers, Inc.      25,710
       668  Taubman Centers, Inc.                    40,902
     2,276  UDR, Inc.                                56,741
       495  Urstadt Biddle Properties, Inc.,
               Class A                                8,831
       912  Ventas, Inc.                             50,716
       295  Vornado Realty Trust                     24,429
                                               ------------
                                                  1,330,042
                                               ------------

            ROAD & RAIL -- 1.2%
     1,395  J.B. Hunt Transport Services, Inc.       59,023
     1,343  Kansas City Southern (b)                 84,837
     1,698  Landstar System, Inc.                    75,782
       739  Norfolk Southern Corp.                   54,679
     1,092  Old Dominion Freight Line, Inc. (b)      39,934
                                               ------------
                                                    314,255
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.7%
       694  Altera Corp.                             26,316
       702  Analog Devices, Inc.                     25,672
     2,031  Broadcom Corp., Class A                  73,299
     1,303  CEVA, Inc. (b)                           40,484
     1,073  Cirrus Logic, Inc. (b)                   17,855
     2,242  Cypress Semiconductor Corp. (b)          42,845
       441  Diodes, Inc. (b)                          9,865
     2,773  Exar Corp. (b)                           16,943
     1,127  GT Advanced Technologies, Inc. (b)        9,241
       324  Hittite Microwave Corp. (b)              17,042
     4,244  Kulicke & Soffa Industries, Inc.
               (b)                                   40,955
       793  Linear Technology Corp.                  25,622
     4,234  LSI Corp. (b)                            26,463
       837  Micrel, Inc.                              9,224
     1,450  Microchip Technology, Inc.               52,432
       991  Microsemi Corp. (b)                      18,294
     1,638  Nanometrics, Inc. (b)                    27,649
       260  Power Integrations, Inc.                  9,264
     7,944  RF Micro Devices, Inc. (b)               58,309
     1,592  Semtech Corp. (b)                        38,877
     1,010  Sigma Designs, Inc. (b)                   8,423
       822  Texas Instruments, Inc.                  25,260
     1,373  Varian Semiconductor Equipment
               Associates, Inc. (b)                  86,183
       800  Xilinx, Inc.                             26,768
                                               ------------
                                                    733,285
                                               ------------

            SOFTWARE -- 4.4%
     1,828  ACI Worldwide, Inc. (b)                  56,065
     1,027  ANSYS, Inc. (b)                          55,828
       355  Blackbaud, Inc.                           9,951
     1,180  Bottomline Technologies, Inc. (b)        28,662
     7,267  Cadence Design Systems, Inc. (b)         80,446


Page 62         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
       855  CommVault Systems, Inc. (b)        $     36,406
     3,306  Electronic Arts, Inc. (b)                77,195
       377  FactSet Research Systems, Inc.           37,481
       410  Informatica Corp. (b)                    18,655
       583  Interactive Intelligence Group (b)       16,178
       950  Intuit, Inc.                             50,987
       675  JDA Software Group, Inc. (b)             21,512
       958  Manhattan Associates, Inc. (b)           40,571
       766  MICROS Systems, Inc. (b)                 37,703
     2,716  Microsoft Corp.                          72,327
       207  MicroStrategy, Inc., Class A (b)         27,276
     2,610  Monotype Imaging Holdings, Inc. (b)      35,418
     2,352  Oracle Corp.                             77,075
     1,600  Red Hat, Inc. (b)                        79,440
       191  Salesforce.com, Inc. (b)                 25,435
       665  Solera Holdings, Inc.                    36,329
       888  Sourcefire, Inc. (b)                     24,464
     2,765  Symantec Corp. (b)                       47,033
       636  Synchronoss Technologies, Inc. (b)       19,118
     2,067  Synopsys, Inc. (b)                       55,416
     2,490  Take-Two Interactive Software, Inc.
               (b)                                   39,292
     1,500  TIBCO Software, Inc. (b)                 43,335
       940  Tyler Technologies, Inc. (b)             29,676
                                               ------------
                                                  1,179,274
                                               ------------

            SPECIALTY RETAIL -- 7.4%
     1,830  Abercrombie & Fitch Co., Class A        136,152
     1,156  Advance Auto Parts, Inc.                 75,221
     2,941  Ann, Inc. (b)                            78,348
     3,101  Ascena Retail Group, Inc. (b)            89,619
       352  AutoZone, Inc. (b)                      113,904
     1,967  Bed Bath & Beyond, Inc. (b)             121,639
       823  Buckle (The), Inc.                       36,673
       773  Cabela's, Inc. (b)                       19,263
       920  CarMax, Inc. (b)                         27,655
     2,938  Chico's FAS, Inc.                        36,314
       680  Children's Place Retail Stores
               (The), Inc. (b)                       31,926
     2,008  Dick's Sporting Goods, Inc. (b)          78,493
     1,980  Finish Line (The), Inc., Class A         39,798
       767  Genesco, Inc. (b)                        45,207
       934  Hibbett Sports, Inc. (b)                 38,471
       351  J. Crew Group, Inc. (b) (c)                   -
       679  JoS. A. Bank Clothiers, Inc. (b)         36,286
     2,926  Limited Brands, Inc.                    124,969
     1,518  Men's Wearhouse (The), Inc.              46,876
       961  Monro Muffler Brake, Inc.                35,643
     1,691  O'Reilly Automotive, Inc. (b)           128,601
     1,969  PetSmart, Inc.                           92,444
     1,431  Ross Stores, Inc.                       125,542
       697  Rue21, Inc. (b)                          18,568
     2,834  Select Comfort Corp. (b)                 58,862


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SPECIALTY RETAIL (CONTINUED)
     1,111  Tiffany & Co.                      $     88,580
     2,031  TJX (The) Cos., Inc.                    119,687
     1,341  Tractor Supply Co.                       95,130
       846  Vitamin Shoppe, Inc. (b)                 31,903
     1,090  Williams-Sonoma, Inc.                    40,919
                                               ------------
                                                  2,012,693
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
              4.7%
     1,296  Carter's, Inc. (b)                       49,365
     1,306  Coach, Inc.                              84,981
     1,672  Crocs, Inc. (b)                          29,544
       900  Deckers Outdoor Corp. (b)               103,716
       622  Fossil, Inc. (b)                         64,477
     2,685  Hanesbrands, Inc. (b)                    70,803
     4,749  Liz Claiborne, Inc. (b)                  38,039
       675  Maidenform Brands, Inc. (b)              16,591
     1,053  NIKE, Inc., Class B                     101,457
     1,154  Oxford Industries, Inc.                  45,583
     1,441  PVH Corp.                               107,225
       869  Ralph Lauren Corp.                      137,989
     1,053  Steven Madden, Ltd. (b)                  38,856
     1,467  True Religion Apparel, Inc. (b)          49,761
     1,264  Under Armour, Inc., Class A (b)         106,694
       928  VF Corp.                                128,268
     1,092  Warnaco Group (The), Inc. (b)            53,617
       952  Wolverine World Wide, Inc.               36,109
                                               ------------
                                                  1,263,075
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.1%
     2,462  Oritani Financial Corp.                  31,908
                                               ------------

            TOBACCO -- 1.1%
     2,522  Altria Group, Inc.                       69,481
     1,017  Lorillard, Inc.                         112,541
       723  Philip Morris International, Inc.        50,516
     1,805  Reynolds American, Inc.                  69,818
                                               ------------
                                                    302,356
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
              1.3%
     2,710  Fastenal Co.                            103,224
     1,190  MSC Industrial Direct Co., Inc.,
               Class A                               80,932
       998  United Rentals, Inc. (b)                 23,363
       753  W.W. Grainger, Inc.                     128,996
       328  Watsco, Inc.                             20,225
                                               ------------
                                                    356,740
                                               ------------

            WATER UTILITIES -- 0.3%
       933  American States Water Co.                32,599
     2,334  Aqua America, Inc.                       51,791
                                               ------------
                                                     84,390
                                               ------------


Page 63         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            WIRELESS TELECOMMUNICATION SERVICES
              -- 0.5%
     1,676  American Tower Corp., Class A (b)  $     92,347
     1,786  NTELOS Holdings Corp.                    33,970
                                               ------------
                                                    126,317
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         27,017,514
             (Cost $25,753,217)

            MONEY MARKET FUND -- 0.2%
    43,598  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.01% (d)                               43,598
             (Cost $43,598)                    ------------

            TOTAL INVESTMENTS -- 100.1%          27,061,112
             (Cost $25,796,815) (e)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (27,007)
                                               ------------
            NET ASSETS -- 100.0%               $ 27,034,105
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended.

(d)   Represents annualized 7-day yield at October 31, 2011.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,801,429 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $537,132.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------

Common Stocks*          $27,017,514      $ --           $ --
Money Market Fund            43,598        --             --
                      ------------------------------------------
Total Investments       $27,061,112      $ --           $ --
                      ==========================================

* See Portfolio of Investments for industry breakout.


Page 64         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.7%
       375  Alliant Techsystems, Inc.          $     21,780
       394  Esterline Technologies Corp. (b)         22,025
     1,052  Huntington Ingalls Industries, Inc.
               (b)                                   31,034
                                               ------------
                                                     74,839
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.2%
       392  UTI Worldwide, Inc.                       5,727
                                               ------------

            AIRLINES -- 0.8%
     4,994  JetBlue Airways Corp. (b)                22,373
                                               ------------

            AUTOMOBILES -- 0.6%
       692  Thor Industries, Inc.                    18,297
                                               ------------

            BUILDING PRODUCTS -- 0.2%
       198  Lennox International, Inc.                6,374
                                               ------------

            CAPITAL MARKETS -- 1.6%
     3,403  Apollo Investment Corp.                  28,177
       411  Jefferies Group, Inc.                     5,450
       666  SEI Investments Co.                      10,782
                                               ------------
                                                     44,409
                                               ------------

            CHEMICALS -- 5.1%
       463  Ashland, Inc.                            24,521
     1,033  Cabot Corp.                              31,176
       436  Cytec Industries, Inc.                   19,476
       311  Minerals Technologies, Inc.              17,055
     1,421  Olin Corp.                               26,800
       273  RPM International, Inc.                   6,134
       314  Sensient Technologies Corp.              11,605
       164  Valspar (The) Corp.                       5,719
                                               ------------
                                                    142,486
                                               ------------

            COMMERCIAL BANKS -- 4.3%
       549  Associated Banc-Corp.                     6,121
       582  BancorpSouth, Inc.                        5,686
       449  Cathay General Bancorp                    6,282
       135  City National Corp.                       5,727
       342  East West Bancorp, Inc.                   6,659
       451  FirstMerit Corp.                          6,318
       669  Fulton Financial Corp.                    6,315
     1,557  International Bancshares Corp.           28,213
       156  Prosperity Bancshares, Inc.               6,004
       138  SVB Financial Group (b)                   6,340
     1,118  TCF Financial Corp.                      11,896
       281  Trustmark Corp.                           6,221
     1,004  Webster Financial Corp.                  19,719
                                               ------------
                                                    121,501
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES -- 1.1%
       438  Brink's (The) Co.                        12,172


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMERCIAL SERVICES & SUPPLIES
              (CONTINUED)
       826  Deluxe Corp.                       $     19,510
                                               ------------
                                                     31,682
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 0.4%
       359  Plantronics, Inc.                        11,994
                                               ------------

            CONSTRUCTION & ENGINEERING -- 2.8%
     1,448  AECOM Technology Corp. (b)               30,292
       650  KBR, Inc.                                18,142
       863  URS Corp. (b)                            30,809
                                               ------------
                                                     79,243
                                               ------------

            CONTAINERS & PACKAGING -- 1.8%
       476  Greif, Inc., Class A                     21,315
       659  Packaging Corp. of America               17,187
       362  Sonoco Products Co.                      11,363
                                               ------------
                                                     49,865
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
              1.7%
     1,961  Career Education Corp. (b)               31,631
       332  Matthews International Corp.,
               Class A                               11,667
       362  Regis Corp.                               5,922
                                               ------------
                                                     49,220
                                               ------------

            ELECTRIC UTILITIES -- 2.1%
       299  Cleco Corp.                              11,024
       796  Great Plains Energy, Inc.                16,509
       270  IDACORP, Inc.                            10,902
       696  NV Energy, Inc.                          11,164
       387  Westar Energy, Inc.                      10,550
                                               ------------
                                                     60,149
                                               ------------

            ELECTRICAL EQUIPMENT -- 2.4%
       877  General Cable Corp. (b)                  24,591
       206  Hubbell, Inc., Class B                   12,317
       338  Regal-Beloit Corp.                       17,958
       256  Thomas & Betts Corp. (b)                 12,720
                                               ------------
                                                     67,586
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 6.2%
       921  Arrow Electronics, Inc. (b)              33,202
       981  Avnet, Inc. (b)                          29,734
     1,269  Ingram Micro, Inc., Class A (b)          22,690
       868  Itron, Inc. (b)                          31,934
       474  Tech Data Corp. (b)                      23,311
     3,061  Vishay Intertechnology, Inc. (b)         32,906
                                               ------------
                                                    173,777
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 4.2%
     2,106  Exterran Holdings, Inc. (b)              20,007
     1,172  Helix Energy Solutions Group, Inc.
               (b)                                   21,166
     1,476  Patterson-UTI Energy, Inc.               29,992


Page 65         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
              (CONTINUED)
       243  Tidewater, Inc.                    $     11,963
       692  Unit Corp. (b)                           33,950
                                               ------------
                                                    117,078
                                               ------------

            FOOD & STAPLES RETAILING -- 0.6%
       393  Ruddick Corp.                            17,178
                                               ------------

            FOOD PRODUCTS -- 2.2%
       521  Corn Products International, Inc.        25,269
        67  Ralcorp Holdings, Inc. (b)                5,416
     1,312  Smithfield Foods, Inc. (b)               29,992
                                               ------------
                                                     60,677
                                               ------------

            GAS UTILITIES -- 1.6%
       125  AGL Resources, Inc.                       5,243
       315  Atmos Energy Corp.                       10,811
       105  National Fuel Gas Co.                     6,435
       585  UGI Corp.                                16,772
       131  WGL Holdings, Inc.                        5,608
                                               ------------
                                                     44,869
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
              0.8%
       340  Hill-Rom Holdings, Inc.                  11,448
       349  STERIS Corp.                             10,812
                                               ------------
                                                     22,260
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
              5.0%
       656  AMERIGROUP Corp. (b)                     36,493
     1,538  Community Health Systems, Inc. (b)       26,884
     2,969  Kindred Healthcare, Inc. (b)             34,589
       559  LifePoint Hospitals, Inc. (b)            21,611
       961  VCA Antech, Inc. (b)                     19,528
                                               ------------
                                                    139,105
                                               ------------

            HOTELS, RESTAURANTS & LEISURE -- 1.0%
       537  Bob Evans Farms, Inc.                    17,667
       447  International Speedway Corp.,
               Class A                               10,666
                                               ------------
                                                     28,333
                                               ------------

            HOUSEHOLD DURABLES -- 1.5%
     1,107  American Greetings Corp., Class A        17,723
       476  Mohawk Industries, Inc. (b)              25,061
                                               ------------
                                                     42,784
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.5%
       320  Carlisle Cos., Inc.                      13,350
                                               ------------

            INSURANCE -- 6.7%
       659  American Financial Group, Inc.           23,612
       287  Brown & Brown, Inc.                       6,337
        64  Everest Re Group, Ltd.                    5,755
     1,012  Fidelity National Financial, Inc.,
               Class A                               15,625


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            INSURANCE (CONTINUED)
     1,200  First American Financial Corp.     $     14,400
       144  Hanover Insurance Group, Inc.             5,495
       378  HCC Insurance Holdings, Inc.             10,059
       641  Kemper Corp.                             17,237
       266  Mercury General Corp.                    11,518
     1,310  Protective Life Corp.                    24,366
       445  Reinsurance Group of America, Inc.       23,242
       743  StanCorp Financial Group, Inc.           25,217
       172  W. R. Berkley Corp.                       5,987
                                               ------------
                                                    188,850
                                               ------------

            INTERNET SOFTWARE & SERVICES --
              1.1%
     2,133  AOL, Inc. (b)                            30,118
                                               ------------

            IT SERVICES -- 2.5%
     1,919  CoreLogic, Inc. (b)                      23,354
       350  DST Systems, Inc.                        17,567
       816  ManTech International Corp.,
               Class A                               28,666
                                               ------------
                                                     69,587
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
              -- 0.4%
       113  Bio-Rad Laboratories, Inc., Class A
               (b)                                   11,249
                                               ------------

            MACHINERY -- 6.2%
       591  AGCO Corp. (b)                           25,904
       286  Crane Co.                                12,615
       792  Harsco Corp.                             18,256
       164  IDEX Corp.                                5,814
       128  Nordson Corp.                             5,935
     1,626  Oshkosh Corp. (b)                        33,918
       160  Pentair, Inc.                             5,752
       225  SPX Corp.                                12,287
       780  Timken (The) Co.                         32,854
       716  Trinity Industries, Inc.                 19,525
                                               ------------
                                                    172,860
                                               ------------

            MEDIA -- 1.2%
       904  Meredith Corp.                           24,254
       364  Scholastic Corp.                          9,774
                                               ------------
                                                     34,028
                                               ------------

            METALS & MINING -- 3.2%
     1,076  Commercial Metals Co.                    13,375
       601  Reliance Steel & Aluminum Co.            26,558
     2,064  Steel Dynamics, Inc.                     25,779
     1,466  Worthington Industries, Inc.             25,333
                                               ------------
                                                     91,045
                                               ------------

            MULTILINE RETAIL -- 0.7%
     1,755  Saks, Inc. (b)                           18,550
                                               ------------

            MULTI-UTILITIES -- 1.4%
       264  Alliant Energy Corp.                     10,766
       800  MDU Resources Group, Inc.                16,488
       107  OGE Energy Corp.                          5,536


Page 66         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
       189  Vectren Corp.                      $      5,364
                                               ------------
                                                     38,154
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 6.8%
     1,404  Arch Coal, Inc.                          25,581
       458  Cimarex Energy Co.                       29,312
     1,324  Comstock Resources, Inc. (b)             24,150
       500  Energen Corp.                            24,530
     1,974  Forest Oil Corp. (b)                     23,017
       389  HollyFrontier Corp.                      11,938
     1,815  Patriot Coal Corp. (b)                   22,796
       902  Plains Exploration & Production Co.
               (b)                                   28,413
                                               ------------
                                                    189,737
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.1%
       375  Domtar Corp.                             30,716
                                               ------------

            PROFESSIONAL SERVICES -- 1.0%
     1,680  Korn/Ferry International (b)             26,830
                                               ------------

            ROAD & RAIL -- 1.1%
       463  Con-way, Inc.                            13,645
       737  Werner Enterprises, Inc.                 17,467
                                               ------------
                                                     31,112
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.0%
     2,370  Fairchild Semiconductor
               International, Inc. (b)               35,479
     4,969  Integrated Device Technology, Inc.
               (b)                                   30,212
     1,374  International Rectifier Corp. (b)        33,374
       995  Intersil Corp., Class A                  11,910
       674  Lam Research Corp. (b)                   28,975
                                               ------------
                                                    139,950
                                               ------------

            SOFTWARE -- 0.7%
       234  Fair Isaac Corp.                          6,400
     1,064  Mentor Graphics Corp. (b)                12,087
                                               ------------
                                                     18,487
                                               ------------

            SPECIALTY RETAIL -- 5.8%
       811  Aaron's, Inc.                            21,702
     1,310  American Eagle Outfitters, Inc.          17,200
     1,298  Barnes & Noble, Inc.                     15,926
     1,185  Collective Brands, Inc. (b)              17,313
       763  Foot Locker, Inc.                        16,679
     7,454  Office Depot, Inc. (b)                   17,070
     2,202  RadioShack Corp.                         26,226
       932  Rent-A-Center, Inc.                      31,828
                                               ------------
                                                    163,944
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.8%
     1,997  Astoria Financial Corp.                  16,575


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            THRIFTS & MORTGAGE FINANCE
              (CONTINUED)
       429  New York Community Bancorp, Inc.
                                               $      5,710
                                               ------------
                                                     22,285
                                               ------------

            TOBACCO -- 1.1%
       714  Universal Corp.                          30,573
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
              0.7%
       494  GATX Corp.                               18,762
                                               ------------

            WIRELESS TELECOMMUNICATION
              SERVICES -- 1.0%
     1,204  Telephone and Data Systems, Inc.         27,909
                                               ------------

            TOTAL INVESTMENTS -- 99.9%            2,799,902
             (Cost $2,882,797) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.1%                      2,584
                                               ------------
            NET ASSETS -- 100.0%               $  2,802,486
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $95,772 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $178,667.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------

Common Stocks*           $2,799,902      $ --           $ --
                      ==========================================


* See Portfolio of Investments for industry breakout.


Page 67         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.1%
     1,170  BE Aerospace, Inc. (b)             $     44,144
       994  Triumph Group, Inc.                      57,751
                                               ------------
                                                    101,895
                                               ------------

            AIRLINES -- 1.2%
       860  Alaska Air Group, Inc. (b)               57,216
                                               ------------

          AUTO COMPONENTS -- 1.8%
       641  BorgWarner, Inc. (b)                     49,030
     1,208  Gentex Corp.                             36,385
                                               ------------
                                                     85,415
                                               ------------

            BEVERAGES -- 1.0%
       556  Hansen Natural Corp. (b)                 49,534
                                               ------------

            BIOTECHNOLOGY -- 0.7%
       870  Vertex Pharmaceuticals, Inc. (b)         34,443
                                               ------------

            CAPITAL MARKETS -- 0.5%
       249  Affiliated Managers Group, Inc. (b)      23,060
                                               ------------

            CHEMICALS -- 1.8%
       390  Intrepid Potash, Inc. (b)                10,854
       320  NewMarket Corp.                          62,125
       218  Scotts Miracle-Gro (The) Co.,
               Class A                               10,575
                                               ------------
                                                     83,554
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
              4.6%
       944  Clean Harbors, Inc. (b)                  55,007
       744  Copart, Inc. (b)                         32,401
     1,281  Corrections Corp. of America (b)         28,477
       543  Herman Miller, Inc.                      11,213
     2,071  Rollins, Inc.                            45,106
     1,432  Waste Connections, Inc.                  48,760
                                               ------------
                                                    220,964
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 0.2%
       528  Polycom, Inc. (b)                         8,728
                                               ------------

            CONTAINERS & PACKAGING -- 2.0%
       652  AptarGroup, Inc.                         31,276
       399  Rock-Tenn Co., Class A                   23,617
     1,055  Silgan Holdings, Inc.                    39,605
                                               ------------
                                                     94,498
                                               ------------

            DISTRIBUTORS -- 1.2%
     2,005  LKQ Corp. (b)                            58,506
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
              0.4%
     2,115  Service Corp. International              21,150
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
              0.5%
       640  MSCI, Inc., Class A (b)                  21,370
                                               ------------

            DIVERSIFIED TELECOMMUNICATION SERVICES
              -- 0.2%
       587  tw telecom, Inc. (b)                     10,860
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            ELECTRIC UTILITIES -- 1.0%
     1,607  DPL, Inc.                          $     48,772
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.5%
       589  AMETEK, Inc.                             23,277
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 0.5%
       425  National Instruments Corp.               11,352
       289  Trimble Navigation Ltd. (b)              11,678
                                               ------------
                                                     23,030
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 1.8%
        95  CARBO Ceramics, Inc.                     12,906
       822  Oceaneering International, Inc.          34,384
       381  Oil States International, Inc. (b)       26,522
       370  Superior Energy Services, Inc. (b)       10,404
                                               ------------
                                                     84,216
                                               ------------

            FOOD PRODUCTS -- 2.7%
     1,991  Flowers Foods, Inc.                      40,198
       522  Green Mountain Coffee Roasters, Inc.
               (b)                                   33,940
       636  Lancaster Colony Corp.                   42,307
       402  Tootsie Roll Industries, Inc.             9,958
                                               ------------
                                                    126,403
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
              3.5%
       613  Cooper (The) Cos., Inc.                  42,481
       170  Gen-Probe, Inc. (b)                      10,217
       281  IDEXX Laboratories, Inc. (b)             20,229
       589  Kinetic Concepts, Inc. (b)               40,282
       674  ResMed, Inc. (b)                         19,074
       890  Thoratec Corp. (b)                       32,494
                                               ------------
                                                    164,777
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
              4.3%
       839  Catalyst Health Solutions, Inc. (b)      46,120
     1,400  Health Management Associates, Inc.,
               Class A (b)                           12,264
       781  Henry Schein, Inc. (b)                   54,139
       620  MEDNAX, Inc. (b)                         40,796
       285  Universal Health Services, Inc.,
               Class B                               11,391
       765  WellCare Health Plans, Inc. (b)          37,493
                                               ------------
                                                    202,203
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.9%
     2,150  Allscripts Healthcare Solutions, Inc.
               (b)                                   41,172
                                               ------------

            HOTELS, RESTAURANTS & LEISURE -- 2.4%
     1,389  Brinker International, Inc.              31,808
       394  Cheesecake Factory (The), Inc. (b)       11,028
       790  Life Time Fitness, Inc. (b)              34,073


Page 68         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
              (CONTINUED)
       280  Panera Bread Co., Class A (b)      $     37,433
                                               ------------
                                                    114,342
                                               ------------

            HOUSEHOLD DURABLES -- 0.6%
       542  Tupperware Brands Corp.                  30,645
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.7%
       878  Church & Dwight Co., Inc.                38,790
       584  Energizer Holdings, Inc. (b)             43,093
                                               ------------
                                                     81,883
                                               ------------

            INSURANCE -- 0.7%
       738  Arthur J. Gallagher & Co.                22,804
       421  Aspen Insurance Holdings Ltd.            11,152
                                               ------------
                                                     33,956
                                               ------------

            INTERNET SOFTWARE & SERVICES --
              2.6%
       328  Equinix, Inc. (b)                        31,491
       851  Rackspace Hosting, Inc. (b)              35,223
     3,112  ValueClick, Inc. (b)                     54,771
                                               ------------
                                                    121,485
                                               ------------

            IT SERVICES -- 4.4%
       523  Alliance Data Systems Corp. (b)          53,576
       482  Broadridge Financial Solutions, Inc.     10,725
       833  Gartner, Inc. (b)                        32,087
       481  Global Payments, Inc.                    22,088
     1,337  Jack Henry & Associates, Inc.            43,332
     1,156  NeuStar, Inc., Class A (b)               36,749
       277  VeriFone Systems, Inc. (b)               11,692
                                               ------------
                                                    210,249
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
              1.3%
       969  Polaris Industries, Inc.                 61,376
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
              2.4%
       214  Covance, Inc. (b)                        10,856
       208  Mettler-Toledo International, Inc.
               (b)                                   31,949
     1,510  Pharmaceutical Product Development,
               Inc.                                  49,815
       285  Techne Corp.                             19,608
                                               ------------
                                                    112,228
                                               ------------

            MACHINERY -- 6.1%
       884  Donaldson Co., Inc.                      56,620
       458  Gardner Denver, Inc.                     35,417
       284  Graco, Inc.                              12,195
     1,183  Kennametal, Inc.                         46,007
     1,002  Lincoln Electric Holdings, Inc.          36,473
       498  Valmont Industries, Inc.                 42,704
       551  Wabtec Corp.                             37,016
       708  Woodward, Inc.                           23,987
                                               ------------
                                                    290,419
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MARINE -- 1.2%
       920  Kirby Corp. (b)                    $     56,617
                                               ------------

            MEDIA -- 0.6%
       534  DreamWorks Animation SKG, Inc.,
               Class A (b)                            9,905
       437  John Wiley & Sons, Inc., Class A         20,784
                                               ------------
                                                     30,689
                                               ------------

            METALS & MINING -- 1.3%
     1,079  Carpenter Technology Corp.               61,201
                                               ------------

            MULTILINE RETAIL -- 2.1%
     2,103  99 Cents Only Stores (b)                 45,846
       646  Dollar Tree, Inc. (b)                    51,654
                                               ------------
                                                     97,500
                                               ------------

            MULTI-UTILITIES -- 0.9%
     1,264  Black Hills Corp.                        42,609
                                               ------------

            OFFICE ELECTRONICS -- 0.2%
       314  Zebra Technologies Corp.,
               Class A (b)                           11,222
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.9%
       268  Bill Barrett Corp. (b)                   11,149
       999  Northern Oil and Gas, Inc. (b)           24,146
       640  SM Energy Co.                            53,062
                                               ------------
                                                     88,357
                                               ------------

            PHARMACEUTICALS -- 2.0%
       347  Endo Pharmaceuticals Holdings,
               Inc. (b)                              11,212
     1,062  Medicis Pharmaceutical Corp.,
               Class A                               40,664
       500  Perrigo Co.                              45,140
                                               ------------
                                                     97,016
                                               ------------

            PROFESSIONAL SERVICES -- 2.0%
     1,053  FTI Consulting, Inc. (b)                 41,499
       810  Towers Watson & Co., Class A             53,217
                                               ------------
                                                     94,716
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
              6.3%
     1,302  American Campus Communities, Inc.        50,687
       458  BRE Properties, Inc.                     22,955
       351  Camden Property Trust                    21,285
       162  Essex Property Trust, Inc.               23,127
       236  Federal Realty Investment Trust          20,947
       333  Liberty Property Trust                   10,656
       228  Macerich (The) Co.                       11,345
       308  Potlatch Corp.                           10,004
       791  Rayonier, Inc.                           33,008
       602  Realty Income Corp.                      20,113
       899  Senior Housing Properties Trust          20,174
       386  Taubman Centers, Inc.                    23,635
     1,312  UDR, Inc.                                32,708
                                               ------------
                                                    300,644
                                               ------------


Page 69         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ROAD & RAIL -- 2.7%
       804  J.B. Hunt Transport Services, Inc. $     34,017
       777  Kansas City Southern (b)                 49,083
       979  Landstar System, Inc.                    43,693
                                               ------------
                                                    126,793
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 2.7%
     1,294  Cypress Semiconductor Corp. (b)          24,728
     4,583  RF Micro Devices, Inc. (b)               33,639
       918  Semtech Corp. (b)                        22,418
       792  Varian Semiconductor Equipment
               Associates, Inc. (b)                  49,714
                                               ------------
                                                    130,499
                                               ------------

            SOFTWARE -- 5.1%
     1,055  ACI Worldwide, Inc. (b)                  32,357
       594  ANSYS, Inc. (b)                          32,290
     4,193  Cadence Design Systems, Inc. (b)         46,417
       218  FactSet Research Systems, Inc.           21,674
       237  Informatica Corp. (b)                    10,783
       442  MICROS Systems, Inc. (b)                 21,755
       384  Solera Holdings, Inc.                    20,978
     1,193  Synopsys, Inc. (b)                       31,984
       865  TIBCO Software, Inc. (b)                 24,990
                                               ------------
                                                    243,228
                                               ------------

            SPECIALTY RETAIL -- 7.1%
       668  Advance Auto Parts, Inc.                 43,467
     1,696  Ann, Inc. (b)                            45,182
     1,789  Ascena Retail Group, Inc. (b)            51,702
     1,695  Chico's FAS, Inc.                        20,950
     1,158  Dick's Sporting Goods, Inc. (b)          45,266
     1,136  PetSmart, Inc.                           53,335
       774  Tractor Supply Co.                       54,908
       630  Williams-Sonoma, Inc.                    23,650
                                               ------------
                                                    338,460
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
              6.2%
       520  Deckers Outdoor Corp. (b)                59,925
       359  Fossil, Inc. (b)                         37,214
     1,549  Hanesbrands, Inc. (b)                    40,847
       833  PVH Corp.                                61,983
       729  Under Armour, Inc., Class A (b)          61,535
       630  Warnaco Group (The), Inc. (b)            30,933
                                               ------------
                                                    292,437
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
              1.5%
       686  MSC Industrial Direct Co., Inc.,
               Class A                               46,655
       576  United Rentals, Inc. (b)                 13,484


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS
              (CONTINUED)
       190  Watsco, Inc.                       $     11,715
                                               ------------
                                                     71,854
                                               ------------

            WATER UTILITIES -- 0.6%
     1,347  Aqua America, Inc.                       29,890
                                               ------------

            TOTAL INVESTMENTS -- 100.0%           4,755,358
             (Cost $4,547,945) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (2,195)
                                               ------------
            NET ASSETS -- 100.0%               $  4,753,163
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $285,751 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $78,338.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------

Common Stocks*           $4,755,358    $ --           $ --
                      ========================================


* See Portfolio of Investments for industry breakout.


Page 70         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

          COMMON STOCKS -- 100.0%
          AEROSPACE & DEFENSE -- 3.1%
     532  AAR Corp.                            $     10,603
     421  Ceradyne, Inc. (b)                         14,086
      57  Cubic Corp.                                 2,686
     308  Curtiss-Wright Corp.                       10,096
     204  Moog, Inc., Class A (b)                     7,901
     520  Orbital Sciences Corp. (b)                  8,039
      91  Teledyne Technologies, Inc. (b)             4,957
                                               ------------
                                                     58,368
                                               ------------

            AIRLINES -- 0.7%
       984  SkyWest, Inc.                            13,195
                                               ------------

            AUTO COMPONENTS -- 2.1%
       333  Drew Industries, Inc. (b)                 8,002
     1,612  Spartan Motors, Inc.                      7,899
       684  Standard Motor Products, Inc.            10,636
       733  Superior Industries International,
               Inc.                                  13,407
                                               ------------
                                                     39,944
                                               ------------

            AUTOMOBILES -- 0.1%
       321  Winnebago Industries, Inc. (b)            2,613
                                               ------------

            BIOTECHNOLOGY -- 0.2%
        144 Emergent Biosolutions, Inc. (b)           2,716
                                               ------------

            BUILDING PRODUCTS -- 0.6%
       271  Griffon Corp. (b)                         2,566
       405  Quanex Building Products Corp.            5,974
        92  Universal Forest Products, Inc.           2,583
                                               ------------
                                                     11,123
                                               ------------

            CAPITAL MARKETS -- 1.8%
       665  Calamos Asset Management, Inc.,
               Class A                                8,306
       123  Financial Engines, Inc. (b)               2,793
       632  Piper Jaffray Cos. (b)                   13,120
     1,055  Prospect Capital Corp.                   10,097
                                               ------------
                                                     34,316
                                               ------------

            CHEMICALS -- 5.0%
       522  A. Schulman, Inc.                        11,019
       398  American Vanguard Corp.                   4,923
       487  H.B. Fuller Co.                          10,465
        87  Koppers Holdings, Inc.                    2,879
       700  Kraton Performance Polymers,
               Inc. (b)                              13,776
       232  LSB Industries, Inc. (b)                  8,220
       436  OM Group, Inc. (b)                       12,605
     1,057  PolyOne Corp.                            11,828
        99  Stepan Co.                                7,652
       598  Tredegar Corp.                           11,583
                                               ------------
                                                     94,950
                                               ------------

            COMMERCIAL BANKS -- 3.8%
        82  City Holding Co.                          2,694
       155  Columbia Banking System, Inc.             2,956


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMERCIAL BANKS (CONTINUED)
       259  F.N.B. Corp.                       $      2,613
     1,799  First Commonwealth Financial Corp.        8,293
       237  Glacier Bancorp, Inc.                     2,690
     5,347  Hanmi Financial Corp. (b)                 5,347
       102  Independent Bank Corp.                    2,644
       731  Nara Bancorp, Inc. (b)                    6,199
       119  NBT Bancorp, Inc.                         2,561
       238  Old National Bancorp                      2,754
       203  Pinnacle Financial Partners,
               Inc. (b)                               3,047
       590  PrivateBancorp, Inc.                      6,431
       275  S&T Bancorp, Inc.                         5,134
       205  Simmons First National Corp.,
               Class A                                5,322
       406  Susquehanna Bancshares, Inc.              2,948
        69  UMB Financial Corp.                       2,544
       252  Umpqua Holdings Corp.                     2,885
       110  United Bankshares, Inc.                   2,611
        86  Wintrust Financial Corp.                  2,484
                                               ------------
                                                     72,157
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
              -- 3.3%
       233  ABM Industries, Inc.                      4,711
       348  G&K Services, Inc., Class A              10,565
       239  Geo Group (The), Inc. (b)                 4,357
       135  Mobile Mini, Inc. (b)                     2,449
     1,754  Standard Register (The) Co.               4,543
       594  Sykes Enterprises, Inc. (b)               9,462
       196  UniFirst Corp.                           10,261
       244  United Stationers, Inc.                   7,762
       392  Viad Corp.                                8,204
                                               ------------
                                                     62,314
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.1%
       215  Arris Group, Inc. (b)                     2,313
       569  Bel Fuse, Inc., Class B                  10,174
       530  Black Box Corp.                          14,835
       316  Comtech Telecommunications Corp.         10,463
       202  Digi International, Inc. (b)              2,583
                                               ------------
                                                     40,368
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.1%
       317  Intevac, Inc. (b)                         2,552
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.2%
       978  Aegion Corp. (b)                         14,464
       267  Comfort Systems USA, Inc.                 2,937
       290  Dycom Industries, Inc. (b)                5,635
                                               ------------
                                                     23,036
                                               ------------

            DISTRIBUTORS -- 0.8%
     2,063  Audiovox Corp., Class A (b)              14,668
                                               ------------

            DIVERSIFIED CONSUMER SERVICES -- 1.3%
       241  Hillenbrand, Inc.                         5,088


Page 71         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
              (CONTINUED)
     1,400  Lincoln Educational Services Corp. $     13,090
       934  School Specialty, Inc. (b)
                                                      7,145
                                               ------------
                                                     25,323
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 0.1%
       271  General Communication, Inc.,
               Class A (b)                            2,561
                                               ------------

          ELECTRIC UTILITIES -- 0.7%
       121  ALLETE, Inc.                              4,781
        67  UIL Holdings Corp.                        2,283
       184  Unisource Energy Corp.                    6,860
                                               ------------
                                                     13,924
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.9%
       252  Brady Corp., Class A                      7,742
       323  Encore Wire Corp.                         8,585
                                               ------------
                                                     16,327
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 7.2%
       140  Anixter International, Inc. (b)           8,217
        77  Badger Meter, Inc.                        2,521
       871  Benchmark Electronics, Inc. (b)          11,968
       241  Brightpoint, Inc. (b)                     2,446
       327  Checkpoint Systems, Inc. (b)              4,333
     1,092  CTS Corp.                                10,134
       373  Electro Scientific Industries,
               Inc. (b)                               4,584
       586  Insight Enterprises, Inc. (b)             9,903
     1,400  LoJack Corp. (b)                          4,648
       896  Methode Electronics, Inc.                 8,324
       217  MTS Systems Corp.                         7,957
     1,048  Newport Corp. (b)                        14,515
       208  Park Electrochemical Corp.                5,886
       392  Plexus Corp. (b)                         10,074
       462  Rofin-Sinar Technologies, Inc. (b)       12,012
       225  ScanSource, Inc. (b)                      7,821
       432  SYNNEX Corp. (b)                         12,472
                                               ------------
                                                    137,815
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 3.2%
       209  Bristow Group, Inc.                      10,404
        89  Hornbeck Offshore Services, Inc. (b)      2,923
     1,043  Matrix Service Co. (b)                   11,077
       118  OYO Geospace Corp. (b)                    9,272
       927  Pioneer Drilling Co. (b)                  9,168
       141  SEACOR Holdings, Inc.                    12,006
       575  TETRA Technologies, Inc. (b)              5,463
                                               ------------
                                                     60,313
                                               ------------

            FOOD & STAPLES RETAILING -- 1.7%
       264  Andersons (The), Inc.                     9,747
        51  Casey's General Stores, Inc.              2,527


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            FOOD & STAPLES RETAILING
              (CONTINUED)
       421  Nash Finch Co.                     $     11,080
       573  Spartan Stores, Inc.                      9,810
                                               ------------
                                                     33,164
                                               ------------

            FOOD PRODUCTS -- 0.4%
       336  Seneca Foods Corp., Class A (b)           7,073
                                               ------------

            GAS UTILITIES -- 0.6%
       115  Laclede Group (The), Inc.                 4,614
       184  Southwest Gas Corp.                       7,264
                                               ------------
                                                     11,878
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
              -- 2.0%
        96  CONMED Corp. (b)                          2,522
       566  Greatbatch, Inc. (b)                     12,639
       181  ICU Medical, Inc. (b)                     7,115
       193  Invacare Corp.                            4,333
       467  Natus Medical, Inc. (b)                   4,016
       862  Symmetry Medical, Inc. (b)                7,835
                                               ------------
                                                     38,460
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
              -- 4.4%
       764  Amedisys, Inc. (b)                       10,031
       197  AmSurg Corp. (b)                          4,990
       155  Centene Corp. (b)                         5,448
       531  Cross Country Healthcare, Inc. (b)        2,655
     2,052  Gentiva Health Services, Inc. (b)         8,495
     1,152  Healthways, Inc. (b)                      8,249
       664  LHC Group, Inc. (b)                      10,418
       184  Magellan Health Services, Inc. (b)        9,471
       734  Molina Healthcare, Inc. (b)              15,546
       466  PharMerica Corp. (b)                      7,270
       113  PSS World Medical, Inc. (b)               2,514
                                               ------------
                                                     85,087
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
              5.0%
     1,811  Boyd Gaming Corp. (b)                    11,735
       892  Marcus (The) Corp.                       10,633
       681  Monarch Casino & Resort, Inc. (b)         7,007
     2,803  Multimedia Games, Inc. (b)               18,528
       747  O'Charley's, Inc. (b)                     4,639
       733  Pinnacle Entertainment, Inc. (b)          8,298
       276  Red Robin Gourmet Burgers, Inc. (b)       6,919
     1,582  Ruby Tuesday, Inc. (b)                   13,273
     2,069  Ruth's Hospitality Group, Inc. (b)        9,766
       528  Shuffle Master, Inc. (b)                  5,602
                                               ------------
                                                     96,400
                                               ------------

            HOUSEHOLD DURABLES -- 2.0%
       489  Ethan Allen Interiors, Inc.               9,682
       451  Helen of Troy Ltd. (b)                   13,047


Page 72         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOUSEHOLD DURABLES (CONTINUED)
     1,528  La-Z-Boy, Inc. (b)                 $     15,525
                                               ------------
                                                     38,254
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.6%
     1,254  Central Garden & Pet Co.,
               Class A (b)                           11,023
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.4%
       214  Standex International Corp.               8,263
                                               ------------

            INSURANCE -- 5.0%
       121  AMERISAFE, Inc. (b)                       2,607
       412  Delphi Financial Group, Inc.,
               Class A                               10,910
       348  Employers Holdings, Inc.                  5,645
       583  Horace Mann Educators Corp.               7,841
       169  Infinity Property & Casualty Corp.        9,795
       811  National Financial Partners
               Corp. (b)                             11,086
        51  Navigators Group (The), Inc. (b)          2,327
     1,080  Presidential Life Corp.                  10,714
       123  ProAssurance Corp. (b)                    9,416
        70  RLI Corp.                                 4,924
        59  Safety Insurance Group, Inc.              2,515
       680  Selective Insurance Group, Inc.          10,900
       753  Stewart Information Services Corp.        7,560
                                               ------------
                                                     96,240
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.2%
       366  Nutrisystem, Inc.                         4,524
                                               ------------

            INTERNET SOFTWARE & SERVICES -- 0.9%
       531  InfoSpace, Inc. (b)                       4,652
     2,166  United Online, Inc.                      12,801
                                               ------------
                                                     17,453
                                               ------------

            IT SERVICES -- 1.5%
       178  CACI International, Inc.,
               Class A (b)                            9,770
       949  NCI, Inc., Class A (b)                   12,954
       291  TeleTech Holdings, Inc. (b)               5,087
                                               ------------
                                                     27,811
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
              0.3%
       306  Arctic Cat, Inc. (b)                      6,215
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
              -- 1.1%
       453  Affymetrix, Inc. (b)                      2,532
     1,321  Cambrex Corp. (b)                         7,279
     1,990  eResearchTechnology, Inc. (b)            10,169
                                               ------------
                                                     19,980
                                               ------------

            MACHINERY -- 4.5%
       337  Actuant Corp., Class A                    7,583
       365  Albany International Corp., Class A       8,245
       152  Astec Industries, Inc. (b)                5,054
       231  Barnes Group, Inc.                        5,375
       493  Briggs & Stratton Corp.                   7,198
       339  Cascade Corp.                            14,611
       151  CIRCOR International, Inc.                5,258
       348  ESCO Technologies, Inc.                  10,638


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            MACHINERY (CONTINUED)
       311  John Bean Technologies Corp.       $      5,020
        77  Kaydon Corp.                              2,422
       499  Lydall, Inc. (b)                          5,469
       115  Mueller Industries, Inc.                  4,652
       167  Watts Water Technologies, Inc.,
               Class A                                5,259
                                               ------------
                                                     86,784
                                               ------------

            MEDIA -- 0.9%
     1,268  E.W. Scripps (The) Co., Class A (b)      10,575
       785  Harte-Hanks, Inc.                         6,892
                                               ------------
                                                     17,467
                                               ------------

            METALS & MINING -- 2.6%
       406  A.M. Castle & Co. (b)                     5,558
     1,267  Century Aluminum Co. (b)                 14,140
        50  Kaiser Aluminum Corp.                     2,323
       499  Materion Corp. (b)                       13,193
       669  Olympic Steel, Inc.                      13,681
                                               ------------
                                                     48,895
                                               ------------

            MULTILINE RETAIL -- 1.0%
       833  Fred's, Inc., Class A                    10,154
     2,521  Tuesday Morning Corp. (b)                 9,126
                                               ------------
                                                     19,280
                                               ------------

            MULTI-UTILITIES -- 0.6%
       279  Avista Corp.                              7,101
       139  NorthWestern Corp.                        4,788
                                               ------------
                                                     11,889
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 3.4%
       374  GeoResources, Inc. (b)                    9,926
     1,593  Penn Virginia Corp.                       9,701
       343  Petroleum Development Corp. (b)           8,956
       807  PetroQuest Energy, Inc. (b)               5,883
       699  Stone Energy Corp. (b)                   16,979
       365  Swift Energy Co. (b)                     11,176
        68  World Fuel Services Corp.                 2,710
                                               ------------
                                                     65,331
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.4%
       196  Clearwater Paper Corp. (b)                6,493
       626  Neenah Paper, Inc.                       10,329
     1,389  Wausau Paper Corp.                       10,418
                                               ------------
                                                     27,240
                                               ------------

            PERSONAL PRODUCTS -- 0.1%
       245  Prestige Brands Holdings, Inc. (b)        2,592
                                               ------------

            PHARMACEUTICALS -- 0.6%
       596  Medicines (The) Co. (b)                  11,157
                                               ------------

            PROFESSIONAL SERVICES -- 1.4%
       135  Heidrick & Struggles International,
               Inc.                                   2,670
       993  Kelly Services, Inc., Class A            16,236


Page 73         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PROFESSIONAL SERVICES (CONTINUED)
       718  Navigant Consulting, Inc. (b)      $      8,135
                                               ------------
                                                     27,041
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
              0.5%
       616  Getty Realty Corp.                        9,819
                                               ------------

            ROAD & RAIL -- 0.9%
       412  Arkansas Best Corp.                       8,487
       327  Heartland Express, Inc.                   4,385
       333  Knight Transportation, Inc.               5,062
                                               ------------
                                                     17,934
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 7.4%
     1,314  Advanced Energy Industries, Inc. (b)     12,273
       716  ATMI, Inc. (b)                           14,606
     1,390  Brooks Automation, Inc. (b)              14,525
       194  Cabot Microelectronics Corp. (b)          7,473
     1,146  Cohu, Inc.                               12,709
       239  Cymer, Inc. (b)                          10,385
       522  MKS Instruments, Inc.                    13,906
     1,198  Pericom Semiconductor Corp. (b)          10,171
     1,693  Rudolph Technologies, Inc. (b)           12,477
       114  Standard Microsystems Corp. (b)           2,823
     1,397  STR Holdings, Inc. (b)                   11,944
       128  Supertex, Inc. (b)                        2,363
       949  Tessera Technologies, Inc. (b)           13,068
       129  Ultratech, Inc. (b)                       2,812
                                               ------------
                                                    141,535
                                               ------------
            SOFTWARE -- 0.7%
       177  EPIQ Systems, Inc.                        2,524
     5,130  THQ, Inc. (b)                            10,927
                                               ------------
                                                     13,451
                                               ------------

            SPECIALTY RETAIL -- 6.1%
     1,863  Big 5 Sporting Goods Corp.               14,401
     1,247  Brown Shoe Co., Inc.                     11,111
       295  Cato (The) Corp., Class A                 7,561
       187  Group 1 Automotive, Inc.                  8,520
       444  Haverty Furniture Cos., Inc.              5,159
       463  Lithia Motors, Inc., Class A              9,524
     2,335  OfficeMax, Inc. (b)                      11,955
       899  Pep Boys-Manny, Moe & Jack (The)         10,339
     1,050  Sonic Automotive, Inc., Class A          15,403
       640  Stage Stores, Inc.                       10,003
     1,812  Stein Mart, Inc.                         13,137
                                               ------------
                                                    117,113
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
              -- 1.0%
       602  Perry Ellis International, Inc. (b)      15,110
       316  Skechers U.S.A., Inc., Class A (b)        4,506
                                               ------------
                                                     19,616
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            THRIFTS & MORTGAGE FINANCE -- 0.8%
       288  Brookline Bancorp, Inc.            $      2,408
       438  Dime Community Bancshares, Inc.           5,221
       413  Provident Financial Services, Inc.        5,348
       498  TrustCo Bank Corp. NY                     2,470
                                               ------------
                                                     15,447
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
              -- 1.1%
       245  Applied Industrial Technologies, Inc.     8,237
       159  Kaman Corp.                               5,287
       492  Lawson Products, Inc.                     8,201
                                               ------------
                                                     21,725
                                               ------------

            WIRELESS TELECOMMUNICATION
              SERVICES -- 0.6%
       858  USA Mobility, Inc.                       11,214
                                               ------------

            TOTAL INVESTMENTS -- 100.0%           1,915,938
             (Cost $2,054,407) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                        840
                                               ------------
            NET ASSETS -- 100.0%               $  1,916,778
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $67,890 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $206,359.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*         $1,915,938      $ --           $ --
                      ========================================


* See Portfolio of Investments for industry breakout.


Page 74         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 0.5%
       714  Aerovironment, Inc. (b)            $     23,583
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.8%
       264  Forward Air Corp.                         8,646
       948  Hub Group, Inc., Class A (b)             29,635
                                               ------------
                                                     38,281
                                               ------------

            AIRLINES -- 0.8%
       712  Allegiant Travel Co. (b)                 36,996
                                               ------------

            BEVERAGES -- 0.2%
        92  Boston Beer (The) Co., Inc.,
               Class A (b)                            8,140
                                               ------------

            BIOTECHNOLOGY -- 1.3%
     1,327  ArQule, Inc. (b)                          7,710
       759  Cubist Pharmaceuticals, Inc. (b)         28,698
       462  Regeneron Pharmaceuticals, Inc. (b)      25,548
                                               ------------
                                                     61,956
                                               ------------

            BUILDING PRODUCTS -- 0.2%
       426  AAON, Inc.                                9,018
                                               ------------

            CHEMICALS -- 1.7%
       720  Balchem Corp.                            26,547
     1,840  Calgon Carbon Corp. (b)                  29,348
       633  Hawkins, Inc.                            24,231
                                               ------------
                                                     80,126
                                               ------------

            COMMERCIAL BANKS -- 2.1%
       961  Bank of the Ozarks, Inc.                 23,900
       592  Community Bank System, Inc.              15,132
       487  First Financial Bancorp                   7,987
     2,868  National Penn Bancshares, Inc.           22,370
       422  Signature Bank (b)                       23,526
       188  Tompkins Financial Corp.                  7,413
                                               ------------
                                                    100,328
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES
              -- 1.1%
     1,661  Healthcare Services Group, Inc.          28,818
     1,073  Tetra Tech, Inc. (b)                     23,424
                                               ------------
                                                     52,242
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 0.9%
       519  NETGEAR, Inc. (b)                        18,404
       885  Oplink Communications, Inc. (b)          14,355
       202  ViaSat, Inc. (b)                          8,603
                                               ------------
                                                     41,362
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.5%
     2,675  Super Micro Computer, Inc. (b)           42,800
       841  Synaptics, Inc. (b)                      28,417
                                               ------------
                                                     71,217
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            CONSUMER FINANCE -- 2.5%
       656  Cash America International, Inc.   $     35,916
       939  EZCORP, Inc., Class A (b)                26,085
       800  First Cash Financial Services, Inc.
               (b)                                   33,200
       360  World Acceptance Corp. (b)               24,354
                                               ------------
                                                    119,555
                                               ------------

            DIVERSIFIED CONSUMER SERVICES
              -- 1.0%
       395  American Public Education, Inc. (b)      14,145
       670  Coinstar, Inc. (b)                       31,986
                                               ------------
                                                     46,131
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES
              -- 0.9%
     1,227  Encore Capital Group, Inc. (b)           33,240
       108  Portfolio Recovery Associates,
                Inc. (b)                              7,575
                                               ------------
                                                     40,815
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 0.7%
       815  Atlantic Tele-Network, Inc.              30,929
                                               ------------

            ELECTRIC UTILITIES -- 0.6%
       835  El Paso Electric Co.                     26,745
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.0%
       520  AZZ, Inc.                                23,223
       521  Belden, Inc.                             16,818
       384  II-VI, Inc. (b)                           7,300
                                               ------------
                                                     47,341
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
              & COMPONENTS -- 3.7%
       743  Cognex Corp.                             25,180
     2,344  Daktronics, Inc.                         23,675
       426  FARO Technologies, Inc. (b)              17,798
       895  FEI Co. (b)                              35,585
       167  Littelfuse, Inc.                          8,176
       401  OSI Systems, Inc. (b)                    17,764
       856  Rogers Corp. (b)                         36,954
       706  TTM Technologies, Inc. (b)                7,886
                                               ------------
                                                    173,018
                                               ------------

            ENERGY EQUIPMENT & SERVICES
              -- 0.5%
       947  Basic Energy Services, Inc. (b)          17,368
       126  Lufkin Industries, Inc.                   7,445
                                               ------------
                                                     24,813
                                               ------------

            FOOD & STAPLES RETAILING -- 0.7%
       905  United Natural Foods, Inc. (b)           33,042
                                               ------------

            FOOD PRODUCTS -- 6.1%
     1,206  B&G Foods, Inc., Class A                 25,591
     1,633  Calavo Growers, Inc.                     36,857
     1,066  Cal-Maine Foods, Inc.                    35,519
     2,130  Darling International, Inc. (b)          29,863
       421  Diamond Foods, Inc.                      27,681


Page 75         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

          COMMON STOCKS (CONTINUED)
          FOOD PRODUCTS (CONTINUED)
     1,097  Hain Celestial Group (The),
               Inc. (b)                        $     36,815
       559  J & J Snack Foods Corp.                  28,828
     1,607  Snyders-Lance, Inc.                      34,100
       543  TreeHouse Foods, Inc. (b)                33,308
                                               ------------
                                                    288,562
                                               ------------

            GAS UTILITIES -- 1.1%
       305  Northwest Natural Gas Co.                14,250
       465  Piedmont Natural Gas Co., Inc.           15,201
       405  South Jersey Industries, Inc.            22,805
                                               ------------
                                                     52,256
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
              -- 3.9%
       293  Abaxis, Inc. (b)                          8,222
       444  Analogic Corp.                           24,012
       952  Cantel Medical Corp.                     26,275
       712  Cyberonics, Inc. (b)                     20,506
       230  Haemonetics Corp. (b)                    14,018
       274  Kensey Nash Corp. (b)                     7,365
     1,020  Merit Medical Systems, Inc. (b)          13,688
       387  Neogen Corp. (b)                         14,958
       885  SonoSite, Inc. (b)                       27,426
       362  West Pharmaceutical Services, Inc.       14,071
       356  Zoll Medical Corp. (b)                   13,460
                                               ------------
                                                    184,001
                                               ------------
            HEALTH CARE PROVIDERS & SERVICES
              -- 5.5%
       527  Air Methods Corp. (b)                    42,592
     1,092  Bio-Reference Laboratories, Inc. (b)     21,884
       244  Chemed Corp.                             14,484
       474  CorVel Corp. (b)                         24,444
       870  Ensign Group (The), Inc.                 19,801
       919  Healthspring, Inc. (b)                   49,571
     1,099  HMS Holdings Corp. (b)                   26,859
       563  IPC Hospitalist (The) Co. (b)            23,607
       488  MWI Veterinary Supply, Inc. (b)          36,844
                                               ------------
                                                    260,086
                                               ------------

            HEALTH CARE TECHNOLOGY -- 1.4%
       508  Computer Programs & Systems, Inc.        25,944
       973  Omnicell, Inc. (b)                       14,546
       692  Quality Systems, Inc.                    26,926
                                               ------------
                                                     67,416
                                               ------------

            HOTELS, RESTAURANTS & LEISURE -- 4.0%
        23  Biglari Holdings, Inc. (b)                7,938
       761  BJ's Restaurants, Inc. (b)               40,280
       560  Buffalo Wild Wings, Inc. (b)             37,083
       168  Cracker Barrel Old Country Store,
             Inc.                                     7,122
     1,006  Interval Leisure Group, Inc. (b)         13,893
     1,102  Papa John's International, Inc. (b)      37,203
       602  Peet's Coffee & Tea, Inc. (b)            38,359


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
              (CONTINUED)
       508  Texas Roadhouse, Inc.              $      7,280
                                               ------------
                                                    189,158
                                               ------------

            HOUSEHOLD DURABLES -- 0.4%
       534  iRobot Corp. (b)                         18,081
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.5%
       506  WD-40 Co.                                22,274
                                               ------------

            INSURANCE -- 2.2%
     1,963  eHealth, Inc. (b)                        29,151
     3,761  Meadowbrook Insurance Group, Inc.        38,964
     1,466  Tower Group, Inc.                        34,788
                                               ------------
                                                    102,903
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.8%
     1,012  HSN, Inc.                                36,098
                                               ------------

            INTERNET SOFTWARE & SERVICES
              -- 4.0%
       997  j2 Global Communications, Inc.           30,688
     1,045  Liquidity Services, Inc. (b)             34,025
       675  LivePerson, Inc. (b)                      8,498
       404  LogMeIn, Inc. (b)                        16,431
     1,014  RightNow Technologies, Inc. (b)          43,612
     1,640  Stamps.com, Inc.                         53,398
                                               ------------
                                                    186,652
                                               ------------

            IT SERVICES -- 2.3%
     1,462  Cardtronics, Inc. (b)                    36,448
       620  Forrester Research, Inc.                 22,202
       577  MAXIMUS, Inc.                            23,276
     1,016  Virtusa Corp. (b)                        16,550
       177  Wright Express Corp. (b)                  8,298
                                               ------------
                                                    106,774
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
              1.6%
       478  Brunswick Corp.                           8,441
     1,415  JAKKS Pacific, Inc.                      26,843
     1,290  Sturm, Ruger & Co., Inc.                 39,113
                                               ------------
                                                     74,397
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES
              -- 0.2%
       355  PAREXEL International Corp. (b)           7,821
                                               ------------

            MACHINERY -- 2.4%
       487  CLARCOR, Inc.                            23,610
       226  EnPro Industries, Inc. (b)                7,783
       374  Lindsay Corp.                            21,729
       387  Robbins & Myers, Inc.                    17,295
       759  Tennant Co.                              29,366
       273  Toro (The) Co.                           14,753
                                               ------------
                                                    114,536
                                               ------------

            MEDIA -- 0.3%
       406  Arbitron, Inc.                           16,130
                                               ------------


Page 76         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            METALS & MINING -- 0.7%
       280  AMCOL International Corp.          $      8,453
       464  Haynes International, Inc.               27,140
                                               ------------
                                                     35,593
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
              1.4%
       395  Approach Resources, Inc. (b)              9,642
       491  Contango Oil & Gas Co. (b)               31,591
       833  Gulfport Energy Corp. (b)                25,940
                                               ------------
                                                     67,173
                                               ------------

            PAPER & FOREST PRODUCTS -- 2.6%
     1,390  Buckeye Technologies, Inc.               42,034
       338  Deltic Timber Corp.                      22,879
     1,930  KapStone Paper & Packaging
               Corp. (b)                             31,652
       361  Schweitzer-Mauduit International,
               Inc.                                  25,385
                                               ------------
                                                    121,950
                                               ------------

            PERSONAL PRODUCTS -- 0.3%
       435  Inter Parfums, Inc.                       8,021
       416  Medifast, Inc. (b)                        6,839
                                               ------------
                                                     14,860
                                               ------------

            PHARMACEUTICALS -- 2.9%
       997  Hi-Tech Pharmacal Co., Inc. (b)          35,413
       252  Par Pharmaceutical Cos., Inc. (b)         7,711
     1,229  Questcor Pharmaceuticals, Inc. (b)       49,910
       227  Salix Pharmaceuticals Ltd. (b)            7,776
     1,855  ViroPharma, Inc. (b)                     37,545
                                               ------------
                                                    138,355
                                               ------------

            PROFESSIONAL SERVICES -- 1.5%
       747  Dolan (The) Co. (b)                       6,536
       650  Exponent, Inc. (b)                       31,317
       602  Insperity, Inc.                          15,520
     1,183  TrueBlue, Inc. (b)                       15,639
                                               ------------
                                                     69,012
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS
              -- 5.4%
     1,075  Acadia Realty Trust                      22,274
       809  BioMed Realty Trust, Inc.                14,651
     1,107  Colonial Properties Trust                22,450
       176  EastGroup Properties, Inc.                7,675
       172  Entertainment Properties Trust            7,706
       721  Extra Space Storage, Inc.                16,244
       355  Home Properties, Inc.                    20,910
       918  Inland Real Estate Corp.                  6,885
       215  Kilroy Realty Corp.                       7,888
       530  LTC Properties, Inc.                     15,031
       223  Mid-America Apartment Communities,
               Inc.                                  13,915
       748  National Retail Properties, Inc.         20,383
       580  Post Properties, Inc.                    23,826
       136  PS Business Parks, Inc.                   7,239
       361  Sovran Self Storage, Inc.                15,956


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
       773  Tanger Factory Outlet Centers,
               Inc.                            $     21,768
       421  Urstadt Biddle Properties, Inc.,
               Class A                                7,511
                                               ------------
                                                    252,312
                                               ------------

            ROAD & RAIL -- 0.7%
       925  Old Dominion Freight Line, Inc. (b)      33,827
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 4.0%
     1,103  CEVA, Inc. (b)                           34,270
       909  Cirrus Logic, Inc. (b)                   15,126
       375  Diodes, Inc. (b)                          8,389
     2,348  Exar Corp. (b)                           14,346
       955  GT Advanced Technologies, Inc. (b)        7,831
       276  Hittite Microwave Corp. (b)              14,518
     3,594  Kulicke & Soffa Industries, Inc. (b)     34,682
       709  Micrel, Inc.                              7,813
       839  Microsemi Corp. (b)                      15,488
     1,387  Nanometrics, Inc. (b)                    23,412
       219  Power Integrations, Inc.                  7,803
       855  Sigma Designs, Inc. (b)                   7,131
                                               ------------
                                                    190,809
                                               ------------

            SOFTWARE -- 5.9%
       302  Blackbaud, Inc.                           8,465
       998  Bottomline Technologies, Inc. (b)        24,242
       723  CommVault Systems, Inc. (b)              30,785
       495  Interactive Intelligence Group (b)       13,736
       573  JDA Software Group, Inc. (b)             18,262
       810  Manhattan Associates, Inc. (b)           34,304
       177  MicroStrategy, Inc., Class A (b)         23,323
     2,210  Monotype Imaging Holdings, Inc. (b)      29,990
       751  Sourcefire, Inc. (b)                     20,690
       539  Synchronoss Technologies, Inc. (b)       16,202
     2,108  Take-Two Interactive Software,
               Inc. (b)                              33,264
       795  Tyler Technologies, Inc. (b)             25,098
                                               ------------
                                                    278,361
                                               ------------

            SPECIALTY RETAIL -- 7.9%
       698  Buckle (The), Inc.                       31,103
       654  Cabela's, Inc. (b)                       16,298
       577  Children's Place Retail Stores
               (The), Inc. (b)                       27,090
     1,677  Finish Line (The), Inc., Class A         33,708
       650  Genesco, Inc. (b)                        38,311
       791  Hibbett Sports, Inc. (b)                 32,581
       576  JoS. A. Bank Clothiers, Inc. (b)         30,782
     1,285  Men's Wearhouse (The), Inc.              39,681
       813  Monro Muffler Brake, Inc.                30,154
       592  Rue21, Inc. (b)                          15,771
     2,399  Select Comfort Corp. (b)                 49,827
       716  Vitamin Shoppe, Inc. (b)                 27,000
                                               ------------
                                                    372,306
                                               ------------


Page 77         See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS
              -- 5.5%
     1,097  Carter's, Inc. (b)                 $     41,785
     1,416  Crocs, Inc. (b)                          25,021
     4,022  Liz Claiborne, Inc. (b)                  32,216
       574  Maidenform Brands, Inc. (b)              14,109
       977  Oxford Industries, Inc.                  38,591
       892  Steven Madden, Ltd. (b)                  32,915
     1,243  True Religion Apparel, Inc. (b)          42,162
       806  Wolverine World Wide, Inc.               30,572
                                               ------------
                                                    257,371
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.6%
     2,085  Oritani Financial Corp.                  27,022
                                               ------------

            WATER UTILITIES -- 0.6%
       790  American States Water Co.                27,603
                                               ------------

            WIRELESS TELECOMMUNICATION
              SERVICES -- 0.6%
     1,512  NTELOS Holdings Corp. (b)                28,758
                                               ------------

            TOTAL INVESTMENTS -- 100.0%           4,708,095
             (Cost $4,447,355) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                        (53)
                                               ------------
            NET ASSETS -- 100.0%               $  4,708,042
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $375,840 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $115,100.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------

Common Stocks*         $4,708,095      $ --           $ --
                      ========================================


* See Portfolio of Investments for industry breakout.


Page 78         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS -- 99.8%
            AUTOMOBILES -- 3.1%
     4,288  General Motors Co. (b)             $    110,845
                                               ------------

            BEVERAGES -- 1.8%
       961  Coca-Cola (The) Co.                      65,656
                                               ------------

            BIOTECHNOLOGY -- 3.8%
     1,181  Amgen, Inc. (b)                          67,636
     1,048  Celgene Corp. (b)                        67,942
                                               ------------
                                                    135,578
                                               ------------

            CAPITAL MARKETS -- 2.2%
       458  Goldman Sachs Group (The), Inc.          50,174
     1,602  Morgan Stanley                           28,259
                                               ------------
                                                     78,433
                                               ------------

            CHEMICALS -- 2.2%
     2,889  Dow Chemical (The) Co.                   80,545
                                               ------------

            COMMERCIAL BANKS -- 1.3%
       898  PNC Financial Services Group, Inc.       48,232
                                               ------------

            COMPUTERS & PERIPHERALS -- 7.4%
       283  Apple, Inc. (b)                         114,553
     1,529  Dell, Inc. (b)                           24,173
     4,818  Hewlett-Packard Co.                     128,207
                                               ------------
                                                    266,933
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES
              -- 3.6%
     1,689  Citigroup, Inc.                          53,355
     2,155  JPMorgan Chase & Co.                     74,908
                                               ------------
                                                    128,263
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 3.1%
     3,034  AT&T, Inc.                               88,927
       588  Verizon Communications, Inc.             21,744
                                               ------------
                                                    110,671
                                               ------------

            ELECTRIC UTILITIES -- 4.9%
     4,328  Duke Energy Corp.                        88,378
       508  Exelon Corp.                             22,550
     1,532  Southern Co.                             66,182
                                               ------------
                                                    177,110
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.2%
     2,126  Halliburton Co.                          79,427
                                               ------------

            FOOD & STAPLES RETAILING -- 4.3%
     1,317  Costco Wholesale Corp.                  109,640
       658  Walgreen Co.                             21,846
       416  Wal-Mart Stores, Inc.                    23,595
                                               ------------
                                                    155,081
                                               ------------

            FOOD PRODUCTS -- 3.2%
     3,221  Kraft Foods, Inc., Class A              113,315
                                               ------------


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
              -- 0.6%
       651  Medtronic, Inc.                    $     22,616
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
              -- 2.5%
     1,876  UnitedHealth Group, Inc.                 90,029
                                               ------------

            HOTELS, RESTAURANTS & LEISURE
              -- 2.6%
       493  McDonald's Corp.                         45,775
     1,160  Starbucks Corp.                          49,114
                                               ------------
                                                     94,889
                                               ------------

            HOUSEHOLD PRODUCTS -- 1.2%
       609  Kimberly-Clark Corp.                     42,453
                                               ------------

            INSURANCE -- 2.0%
     2,956  American International Group,
               Inc. (b)                              72,984
                                               ------------

            INTERNET & CATALOG RETAIL -- 3.0%
       499  Amazon.com, Inc. (b)                    106,542
                                               ------------

            IT SERVICES -- 8.5%
       821  Accenture PLC, Class A                   49,473
       493  International Business Machines
               Corp.                                 91,023
       340  MasterCard, Inc., Class A               118,062
       505  Visa, Inc., Class A                      47,096
                                               ------------
                                                    305,654
                                               ------------

            MEDIA -- 2.0%
     2,070  Comcast Corp., Class A                   48,542
       717  Walt Disney (The) Co.                    25,009
                                               ------------
                                                     73,551
                                               ------------

            METALS & MINING -- 4.6%
     3,552  Freeport-McMoRan Copper & Gold,
               Inc.                                 143,003
       343  Newmont Mining Corp.                     22,923
                                               ------------
                                                    165,926
                                               ------------

            MULTI-UTILITIES -- 2.4%
     1,704  Dominion Resources, Inc.                 87,909
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
              15.5%
     1,348  Apache Corp.                            134,301
     1,169  Chevron Corp.                           122,804
     1,366  ConocoPhillips                           95,142
     1,191  Exxon Mobil Corp.                        93,005
     1,210  Occidental Petroleum Corp.              112,457
                                               ------------
                                                    557,709
                                               ------------

            PHARMACEUTICALS -- 3.6%
     2,068  Bristol-Myers Squibb Co.                 65,328
     1,755  Eli Lilly & Co.                          65,216
                                               ------------
                                                    130,544
                                               ------------


Page 79         See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
--------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 6.2%
     5,071  Intel Corp.                        $    124,443
     3,247  Texas Instruments, Inc.                  99,780
                                               ------------
                                                    224,223
                                               ------------

            SOFTWARE -- 1.3%
     1,738  Microsoft Corp.                          46,283
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
              -- 0.7%
       252  NIKE, Inc., Class B                      24,280
                                               ------------

            TOTAL INVESTMENTS -- 99.8%            3,595,681
             (Cost $3,461,868) (c)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.2%                      5,608
                                               ------------
            NET ASSETS -- 100.0%               $  3,601,289
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $178,424 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $44,611.

------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS              LEVEL 1       LEVEL 2       LEVEL 3
--------------------------------------------------------------
Common Stocks*         $3,595,681      $ --           $ --
                      ========================================


* See Portfolio of Investments for industry breakout.


Page 80         See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of twenty-one exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund
         First Trust Large Cap Core AlphaDEX(R) Fund
         First Trust Mid Cap Core AlphaDEX(R) Fund
         First Trust Small Cap Core AlphaDEX(R) Fund
         First Trust Large Cap Value AlphaDEX(R) Fund
         First Trust Large Cap Growth AlphaDEX(R) Fund
         First Trust Multi Cap Value AlphaDEX(R) Fund
         First Trust Multi Cap Growth AlphaDEX(R) Fund
         First Trust Mid Cap Value AlphaDEX(R) Fund
         First Trust Mid Cap Growth AlphaDEX(R) Fund
         First Trust Small Cap Value AlphaDEX(R) Fund
         First Trust Small Cap Growth AlphaDEX(R) Fund
         First Trust Mega Cap AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended. Each Fund's securities will be valued as follows:

       Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

       Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there is no official closing price on the valuation day, the securities are valued at the mean of the most recent bid and asked prices on such day.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

OCTOBER 31, 2011 (UNAUDITED)



       Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices.

       Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o  Quoted prices for similar securities in active markets.

          o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of October 31, 2011, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

ADDITIONAL INFORMATION
OCTOBER 31, 2011 (UNAUDITED)




                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date: December 22, 2011
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: December 22, 2011
      ------------------------------



By: /s/ Mark R. Bradley
    ------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: December 22, 2011
      ----------------------------